BlackRock Total Factor Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
April 30, 2021
Security
Shares
Shares Value
Common Stocks — 0.0%
United States — 0.0%
Avaya Holdings Corp.
(a)
.......... 15 $ 431
Total Common Stocks — 0.0%
(Cost: $208) ................................... 431
Par (000)
Pa r (000)
Foreign Government Obligations — 5.8%
Australia — 1.4%
Commonwealth of Australia:
3.00%, 09/20/25 ............ AUD 846 784,601
0.75%, 11/21/27 ............ 553 478,145
2.50%, 09/20/30 ............ 623 618,588
2.00%, 08/21/35 ............ 435 432,888
1.25%, 08/21/40 ............ 351 320,084
1.00%, 02/21/50 ............ 351 310,733
2,945,039
Canada — 1.7%
Canadian Government Bond:
4.25%, 12/01/26 ............ CAD 476 502,116
4.00%, 12/01/31 ............ 506 597,613
3.00%, 12/01/36 ............ 453 528,236
2.00%, 12/01/41 ............ 471 506,439
1.50%, 12/01/44 ............ 532 533,126
1.25%, 12/01/47 ............ 499 489,313
0.50%, 12/01/50 ............ 467 389,647
3,546,490
France — 1.0%
French Republic:
1.10%, 07/25/22 ............ EUR 122 153,398
2.10%, 07/25/23
(b)
........... 182 238,734
0.25%, 07/25/24 ............ 131 170,120
0.10%, 03/01/25 ............ 78 100,635
0.10%, 03/01/26
(b)
........... 45 59,282
1.85%, 07/25/27 ............ 202 300,237
0.10%, 03/01/28 ............ 77 103,060
0.10%, 03/01/29 ............ 87 118,988
3.40%, 07/25/29 ............ 71 121,093
0.70%, 07/25/30
(b)
........... 96 139,343
0.10%, 07/25/31
(b)
........... 47 65,463
3.15%, 07/25/32 ............ 91 168,668
0.10%, 03/01/36
(b)
........... 45 64,067
0.10%, 07/25/36
(b)
........... 42 60,948
1.80%, 07/25/40
(b)
........... 102 195,664
0.10%, 07/25/47
(b)
........... 81 122,941
2,182,641
Germany — 0.3%
Federal Republic of Germany:
0.10%, 04/15/23 ............ 118 147,671
0.10%, 04/15/26 ............ 132 175,229
0.50%, 04/15/30 ............ 152 220,259
0.10%, 04/15/33 ............ 9 13,159
0.10%, 04/15/46 ............ 78 131,930
688,248
United Kingdom — 1.4%
U.K. Treasury Inflation Linked Bonds:
1.88%, 11/22/22 ............ GBP 42 62,536
0.13%, 03/22/24 ............ 77 116,417
2.50%, 07/17/24 ............ 36 58,573
0.13%, 03/22/26 ............ 49 78,828
Security
Par (000)
Par (000) Value
United Kingdom (continued)
1.25%, 11/22/27 ............ GBP 41 $ 73,535
0.13%, 08/10/28 ............ 73 124,197
0.13%, 03/22/29 ............ 47 81,387
4.13%, 07/22/30 ............ 24 55,658
0.13%, 08/10/31 ............ 20 36,649
1.25%, 11/22/32 ............ 41 85,162
0.75%, 03/22/34 ............ 60 122,284
2.00%, 01/26/35 ............ 32 75,029
0.13%, 11/22/36 ............ 57 114,950
1.13%, 11/22/37 ............ 41 96,271
0.63%, 03/22/40 ............ 52 119,796
0.13%, 08/10/41 ............ 40 88,048
0.63%, 11/22/42 ............ 40 98,375
0.13%, 03/22/44 ............ 56 128,293
0.13%, 03/22/46 ............ 46 108,566
0.75%, 11/22/47 ............ 37 102,302
0.13%, 08/10/48 ............ 34 85,451
0.50%, 03/22/50 ............ 46 126,696
0.13%, 03/22/51 ............ 5 12,970
0.25%, 03/22/52 ............ 43 116,124
1.25%, 11/22/55 ............ 43 154,835
0.13%, 11/22/56 ............ 20 57,866
0.13%, 03/22/58 ............ 34 99,230
0.38%, 03/22/62 ............ 43 144,705
0.13%, 11/22/65 ............ 24 82,533
0.13%, 03/22/68 ............ 40 150,474
2,857,740
Total Foreign Government Obligations — 5.8%
(Cost: $11,243,216) .............................. 12,220,158
U.S. Treasury Obligations — 5.5%
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27 ..... USD 348 417,510
2.00%, 01/15/26 ............ 192 228,779
1.75%, 01/15/28 ............ 110 134,248
3.63%, 04/15/28 ............ 154 209,800
2.50%, 01/15/29 ............ 98 126,774
3.88%, 04/15/29 ............ 176 248,964
3.38%, 04/15/32 ............ 39 56,951
2.13%, 02/15/40 - 02/15/41 ..... 337 492,030
0.75%, 02/15/42 - 02/15/45 ..... 374 439,452
0.63%, 02/15/43 ............ 186 213,881
1.38%, 02/15/44 ............ 184 243,878
1.00%, 02/15/46 - 02/15/49 ..... 402 506,660
0.88%, 02/15/47 ............ 167 204,178
0.25%, 02/15/50 ............ 87 92,689
0.13%, 02/15/51 ............ 84 86,425
U.S. Treasury Inflation Linked Notes:
0.13%, 04/15/22 - 01/15/31 ..... 3,103 3,344,965
0.63%, 04/15/23 - 01/15/26 ..... 1,128 1,227,083
0.38%, 07/15/23 - 07/15/27 ..... 1,241 1,370,980
0.50%, 04/15/24 - 01/15/28 ..... 783 867,562
0.25%, 01/15/25 - 07/15/29 ..... 619 683,847
0.75%, 07/15/28 ............ 217 250,078
0.88%, 01/15/29 ............ 296 343,366
Total U.S. Treasury Obligations — 5.5%
(Cost: $11,188,898) .............................. 11,790,100
Total Long-Term Investments — 11.3%
(Cost: $22,432,322) .............................. 24,010,689

BlackRock Total Factor Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Shares
Shares Value
Short-Term Securities — 65.4%
Money Market Funds — 9.8%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.02%
(c)*
..... 20,753,329 $ 20,753,329
Total Money Market Funds — 9.8%
(Cost: $20,753,329) .............................. 20,753,329
Par (000)
Pa r (000)
U.S. Treasury Obligations — 55.6%
U.S. Treasury Bills
(d)
:
0.05%, 03/24/22 ............ USD 30,000 29,987,745
0.09%, 08/12/21 ............ 33,000 32,998,496
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.10%, 07/15/21 ............ USD 35,000 $ 34,999,024
0.18%, 05/20/21 ............ 20,295 20,294,904
Total U.S. Treasury Obligations — 55.6%
(Cost: $118,263,439) ............................. 118,280,169
Total Short-Term Securities — 65.4%
(Cost: $139,016,768) ............................. 139,033,498
Total Options Purchased — 0.2%
(Cost: $307,030) ................................ 375,968
Total Investments — 76.9%
(Cost: $161,756,120) ............................. 163,420,155
Other Assets Less Liabilities — 23.1% .................. 49,044,861
Net Assets — 100.0% .............................. $ 212,465,016
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Annualized 7-day yield as of period end.
(d)
Rates are discount rates or a range of discount rates as of period end.
*
*     Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/21
Shares
Held at
04/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 50,698,955 $ — $ (29,945,626) $ — $ — $ 20,753,329 20,753,329 $ 3,713 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
WTI Crude Oil
(a)
........................................................... 59 05/20/21 $ 3,751 $ 91,338
AEX Index .............................................................. 16 05/21/21 2,709 (10,564)
CAC 40 10 Euro Index ...................................................... 66 05/21/21 4,932 22,591
Brent Crude Oil
(a)
.......................................................... 122 05/28/21 8,145 61,446
FTSE China A50 Index ...................................................... 922 05/28/21 15,929 192,336
Euro-Bund .............................................................. 629 06/08/21 128,557 (1,140,801)
Low Sulphur Gasoil
(a)
....................................................... 78 06/10/21 4,173 82,255
TOPIX Index ............................................................. 85 06/10/21 14,789 (359,051)
Australia 10 Year Bond ...................................................... 705 06/15/21 75,702 658,919
DAX Index .............................................................. 14 06/18/21 6,383 210,022
FTSE/MIB Index .......................................................... 57 06/18/21 8,193 (161,115)
S&P 500 E-Mini Index ...................................................... 23 06/18/21 4,801 115,015
100 oz Gold
(a)
............................................................ 30 06/28/21 5,303 108,452
Long Gilt ............................................................... 190 06/28/21 33,501 (298,659)
Silver
(a)
................................................................ 10 07/28/21 1,294 (928)
(428,744)
Short Contracts
IBEX 35 Index ............................................................ 21 05/21/21 2,224 (85,995)
OMXS30 Index ........................................................... 347 05/21/21 9,096 46,107
Natural Gas
(a)
............................................................ 96 05/26/21 2,814 (118,564)
SGX NIFTY 50 Index ....................................................... 434 05/27/21 12,709 (69,307)
RBOB Gasoline
(a)
......................................................... 20 05/28/21 1,744 (40,601)
S&P/TSX 60 Index ......................................................... 24 06/17/21 4,434 28,633
SPI 200 Index ............................................................ 108 06/17/21 14,564 (544,382)
FTSE 100 Index .......................................................... 132 06/18/21 12,647 (187,235)
Canada 10 Year Bond ...................................................... 600 06/21/21 68,027 924,404
U.S. Treasury 10 Year Note ................................................... 249 06/21/21 32,899 (128,263)
(175,203)
$ (603,947)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 40,000 USD 31,801 UBS AG 05/04/21 $ 742
USD 620,617 GBP 449,000 UBS AG 05/04/21 526
CAD 91,000 USD 73,910 Toronto Dominion Bank 06/02/21 128
USD 725,268 AUD 935,000 Barclays Bank plc 06/02/21 4,892
USD 724,714 AUD 935,000 Goldman Sachs International 06/02/21 4,338
USD 725,838 AUD 935,000 Toronto Dominion Bank 06/02/21 5,462
USD 57,035 AUD 74,000 UBS AG 06/02/21 21
USD 732,905 AUD 944,350 Westpac Banking Corp. 06/02/21 5,325
USD 916,158 CAD 1,125,000 Barclays Bank plc 06/02/21 841
USD 916,383 CAD 1,125,000 Goldman Sachs International 06/02/21 1,066
USD 916,184 CAD 1,125,000 Toronto Dominion Bank 06/02/21 867
USD 914,597 CAD 1,123,080 Westpac Banking Corp. 06/02/21 842
USD 731,191 EUR 605,000 Barclays Bank plc 06/02/21 3,403
USD 731,254 EUR 605,000 Goldman Sachs International 06/02/21 3,466
USD 731,586 EUR 605,000 Toronto Dominion Bank 06/02/21 3,798
USD 724,057 EUR 598,874 Westpac Banking Corp. 06/02/21 3,638
USD 716,305 GBP 515,000 Barclays Bank plc 06/02/21 5,019
USD 715,221 GBP 515,000 Goldman Sachs International 06/02/21 3,935

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 716,863 GBP 515,000 Toronto Dominion Bank 06/02/21 $ 5,576
USD 709,120 GBP 509,499 Westpac Banking Corp. 06/02/21 5,432
AUD 5,881,000
(a)
USD 4,493,083 Morgan Stanley & Co. International plc 06/16/21 38,273
BRL 100,653,000
(a)
USD 17,950,873 Goldman Sachs International 06/16/21 504,650
BRL 6,276,000
(a)
USD 1,104,152 JPMorgan Chase Bank NA 06/16/21 46,602
BRL 35,433,000
(a)
USD 6,280,810 Standard Chartered Bank 06/16/21 216,110
CAD 56,387,990
(a)
USD 44,672,507 Morgan Stanley & Co. International plc 06/16/21 1,207,480
CHF 262,000
(a)
USD 281,367 Morgan Stanley & Co. International plc 06/16/21 5,859
GBP 821,000
(a)
USD 1,123,827 Morgan Stanley & Co. International plc 06/16/21 10,146
INR 39,535,000
(a)
USD 524,302 Barclays Bank plc 06/16/21 5,113
INR 16,506,000
(a)
USD 217,090 Goldman Sachs International 06/16/21 3,943
JPY 1,187,538,000
(a)
USD 10,761,384 Morgan Stanley & Co. International plc 06/16/21 108,418
KRW 654,026,000
(a)
USD 583,545 Societe Generale SA 06/16/21 1,485
MXN 779,840,000
(a)
USD 36,548,722 Morgan Stanley & Co. International plc 06/16/21 1,758,436
NZD 2,901,000
(a)
USD 2,023,749 Morgan Stanley & Co. International plc 06/16/21 51,861
RUB 203,506,000
(a)
USD 2,647,876 Goldman Sachs International 06/16/21 42,865
USD 4,173,698
(a)
AUD 5,401,000 Morgan Stanley & Co. International plc 06/16/21 12,186
USD 2,160,885
(a)
EUR 1,788,000 Morgan Stanley & Co. International plc 06/16/21 9,314
USD 6,339,204
(a)
GBP 4,565,006 Morgan Stanley & Co. International plc 06/16/21 33,975
USD 1,933,023
(a)
JPY 208,939,313 Morgan Stanley & Co. International plc 06/16/21 20,554
USD 6,002,886
(a)
MXN 120,954,000 Morgan Stanley & Co. International plc 06/16/21 61,406
USD 6,817,208
(a)
NZD 9,491,000 Morgan Stanley & Co. International plc 06/16/21 26,578
USD 5,020,560
(a)
RUB 378,873,000 Goldman Sachs International 06/16/21 11,130
4,235,701
USD 547,847 AUD 720,000 Barclays Bank plc 05/04/21 (6,805)
USD 547,857 AUD 720,000 Goldman Sachs International 05/04/21 (6,795)
USD 546,374 AUD 718,350 Toronto Dominion Bank 05/04/21 (7,007)
USD 1,172,825 AUD 1,542,000 UBS AG 05/04/21 (15,055)
USD 37,286 AUD 49,000 Westpac Banking Corp. 05/04/21 (461)
USD 702,745 CAD 885,000 Barclays Bank plc 05/04/21 (17,265)
USD 702,740 CAD 885,000 Goldman Sachs International 05/04/21 (17,270)
USD 694,682 CAD 875,080 Toronto Dominion Bank 05/04/21 (17,257)
USD 1,504,291 CAD 1,893,000 UBS AG 05/04/21 (35,798)
USD 533,704 EUR 455,000 Barclays Bank plc 05/04/21 (13,320)
USD 533,795 EUR 455,000 Goldman Sachs International 05/04/21 (13,229)
USD 562,969 EUR 479,874 Toronto Dominion Bank 05/04/21 (13,959)
USD 1,203,362 EUR 1,024,000 UBS AG 05/04/21 (27,742)
USD 543,888 GBP 395,000 Barclays Bank plc 05/04/21 (1,627)
USD 576,963 GBP 419,000 Goldman Sachs International 05/04/21 (1,697)
USD 545,858 GBP 396,499 Toronto Dominion Bank 05/04/21 (1,727)
USD 543,778 GBP 395,000 UBS AG 05/04/21 (1,737)
AUD 9,973,000
(a)
USD 7,717,165 Morgan Stanley & Co. International plc 06/16/21 (32,892)
BRL 41,060,000
(a)
USD 7,566,892 BNP Paribas SA 06/16/21 (38,217)
GBP 13,877,000
(a)
USD 19,310,909 Morgan Stanley & Co. International plc 06/16/21 (143,867)
INR 2,143,568,333
(a)
USD 28,843,432 Barclays Bank plc 06/16/21 (138,793)
INR 614,158,000
(a)
USD 8,266,478 Morgan Stanley & Co. International plc 06/16/21 (42,255)
INR 16,210,667
(a)
USD 219,093 Standard Chartered Bank 06/16/21 (2,015)
JPY 2,623,066,367
(a)
USD 24,105,453 Morgan Stanley & Co. International plc 06/16/21 (95,937)
KRW 443,466,000
(a)
USD 398,779 Barclays Bank plc 06/16/21 (2,096)
MXN 14,585,000
(a)
USD 727,250 Morgan Stanley & Co. International plc 06/16/21 (10,808)
NZD 528,000
(a)
USD 380,520 Morgan Stanley & Co. International plc 06/16/21 (2,746)
RUB 1,110,367,000
(a)
USD 14,866,658 HSBC Bank plc 06/16/21 (185,469)
SEK 1,871,000
(a)
USD 221,802 Morgan Stanley & Co. International plc 06/16/21 (698)
TWD 23,036,000
(a)
USD 829,289 BNP Paribas SA 06/16/21 (1,253)
USD 21,432,183
(a)
AUD 27,899,014 Morgan Stanley & Co. International plc 06/16/21 (64,221)
USD 26,818,971
(a)
BRL 154,429,000 Goldman Sachs International 06/16/21 (1,496,806)
USD 1,389,807
(a)
BRL 7,862,000 JPMorgan Chase Bank NA 06/16/21 (51,753)
USD 9,530,702
(a)
BRL 55,111,000 Standard Chartered Bank 06/16/21 (574,335)
USD 6,866,555
(a)
CAD 8,541,000 Morgan Stanley & Co. International plc 06/16/21 (82,815)
USD 1,083,979
(a)
CHF 1,010,000 Morgan Stanley & Co. International plc 06/16/21 (23,267)
USD 48,001,378
(a)
EUR 40,391,335 Morgan Stanley & Co. International plc 06/16/21 (603,118)
USD 6,169,726
(a)
GBP 4,492,000 Morgan Stanley & Co. International plc 06/16/21 (34,667)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 474,856
(a)
HKD 3,689,000 Morgan Stanley & Co. International plc 06/16/21 $ (116)
USD 373,957
(a)
INR 28,058,000 Barclays Bank plc 06/16/21 (1,769)
USD 280,408
(a)
KRW 317,848,000 Barclays Bank plc 06/16/21 (3,909)
USD 14,949,639
(a)
KRW 16,953,184,000 BNP Paribas SA 06/16/21 (215,086)
USD 22,010,234
(a)
KRW 25,035,541,000 Morgan Stanley & Co. International plc 06/16/21 (384,199)
USD 678,729
(a)
MXN 13,902,000 Morgan Stanley & Co. International plc 06/16/21 (4,163)
USD 259,515
(a)
NOK 2,213,000 Morgan Stanley & Co. International plc 06/16/21 (6,360)
USD 4,491,592
(a)
NZD 6,383,000 Morgan Stanley & Co. International plc 06/16/21 (75,323)
USD 7,254,308
(a)
RUB 558,601,100 Goldman Sachs International 06/16/21 (131,473)
USD 6,584,172
(a)
RUB 512,206,900 JPMorgan Chase Bank NA 06/16/21 (188,188)
USD 748,439
(a)
SEK 6,387,468 Morgan Stanley & Co. International plc 06/16/21 (6,397)
USD 149,880
(a)
SGD 202,000 Morgan Stanley & Co. International plc 06/16/21 (1,891)
USD 10,096,200
(a)
TWD 286,098,043 Barclays Bank plc 06/16/21 (187,676)
USD 18,508,460
(a)
TWD 518,706,957 HSBC Bank plc 06/16/21 (136,611)
(5,169,940)
$ (934,239)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
0.06% Annual
6 month
EURIBOR Semi-Annual BNP Paribas SA 05/19/21 0.06 % EUR 16,816 $ 186,779
10-Year Interest Rate Swap
(a)
1.51% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/19/21 1.51 USD 13,907 189,189
$ 375,968
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.36.V1 ..... 5.00 % Quarterly 06/20/26 BB+ USD 9,170 $ 952,016 $ 787,591 $ 164,425
ITRAXX.EUR.
CROSSOVER.35.V1 . 5.00 Quarterly 06/20/26 BB- EUR 8,679 1,297,697 1,110,164 187,533
$ 2,249,713 $ 1,897,755 $ 351,958
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures May
2021 ................ TWD 657,361,721 Merrill Lynch International & Co. 05/19/21 TWD 657,362 $ 744,699 $ — $ 744,699
Taiwan Capitalization Weighted
Stock Index Futures May
2021 ................ TWD 3,406,019 Merrill Lynch International & Co. 05/19/21 TWD 3,406 3,859 — 3,859
MSCI Daily Total Return Net
Hong Kong Index ........ USD (159,060) JPMorgan Chase Bank NA 06/08/21 USD 159 (4,682) — (4,682)
KOSPI 200 Index Futures June
2021 ................ KRW (425,314,900) Merrill Lynch International & Co. 06/10/21 KRW 425,315 2,890 — 2,890
KOSPI 200 Index Futures June
2021 ................ KRW (426,267,600) Merrill Lynch International & Co. 06/10/21 KRW 426,268 3,747 — 3,747
KOSPI 200 Index Futures June
2021 ................ KRW (100,743,325) Merrill Lynch International & Co. 06/10/21 KRW 100,743 (4,299) — (4,299)
BOVESPA Index Futures June
2021 ................ BRL 4,722,140 Merrill Lynch International & Co. 06/16/21 BRL 4,722 (15,117) — (15,117)
BOVESPA Index Futures June
2021 ................ BRL 4,978,118 Merrill Lynch International & Co. 06/16/21 BRL 4,978 3,467 — 3,467
Swiss Market Index Futures June
2021 ................ CHF 6,589,286 HSBC Bank plc 06/18/21 CHF 6,589 16,987 — 16,987
Swiss Market Index Futures June
2021 ................ CHF 17,497,160 HSBC Bank plc 06/18/21 CHF 17,497 608,771 — 608,771
Swiss Market Index Futures June
2021 ................ CHF 106,862 HSBC Bank plc 06/18/21 CHF 107 3,524 — 3,524
$ 1,363,846 $ — $ 1,363,846
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
03/26/21-11/11/21 $ 436,156 $ (95,060)
(c)
$ 308,791 32.0%
Monthly Citibank NA
(d)
02/24/23-02/27/23 315,641 425
(e)
312,920 20.2
Monthly
Credit Suisse
International
(f)
02/08/23 272,130 (16,941)
(g)
213,256 28.3
Monthly
Deutsche Bank
AG
(h)
03/29/21-02/17/23 (73,882) (3,374)
(i)
(118,281) 23.1
Monthly
Goldman Sachs
International
(j)
02/27/23-03/01/23 163,664 (37,966)
(k)
109,601 31.9
Monthly
JPMorgan Chase
Bank NA
(l)
02/08/23 (216,744) 51,355
(m)
(172,488) 4.2
Monthly
Merrill Lynch
International &
Co.
(n)
02/15/23 35,022 100,589
(o)
115,108 28.7
$ (972) $ 768,907
(b) (d) (f)
Range: 20-150 basis points 5-90 basis points 20-80 basis points
Benchmarks: Association of Banks in Singapore Swap Offer Rate
Fixing 1 Month
Association of Banks in Singapore Swap Offer Rate
Fixing 1 Month
Association of Banks in Singapore SGD 1 Month

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
(c)
Amount includes $32,305 of net dividends and financing fees.
(e)
Amount includes $3,146 of net dividends and financing fees.
(g)
Amount includes $41,933 of net dividends and financing fees.
(i)
Amount includes $41,025 of net dividends and financing fees.
(k)
Amount includes $16,097 of net dividends and financing fees.
(m)
Amount includes $7,099 of net dividends and financing fees.
(o)
Amount includes $20,503 of net dividends and financing fees.
ASX Australian Bank Bill Short Term Rates 1 Month ASX Australian Bank Bill Short Term Rates 1 Month ASX Australian Bank Bill Short Term Rates 1 Month
Copenhagen Interbank Swap Rate 1 Month Bank of Canada Overnight Repo Rate Canada Bankers Acceptances 1 Month
Hong Kong Interbank Offer Rate 1 Month Copenhagen Interbank Swap Rate 1 Week Copenhagen Interbank Swap Rate 1 Month
Intercontinental Exchange LIBOR: Hong Kong Interbank Offer Rate 1 Week Hong Kong Interbank Offer Rate 1 Month
CHF 1 Month Intercontinental Exchange LIBOR: Intercontinental Exchange LIBOR:
EUR 1 Month CHF 1 Week CHF 1 Month
GBP 1 Month EUR 1 Week EUR 1 Month
JPY 1 Month GBP 1 Week GBP 1 Month
USD 1 Month JPY 1 Month JPY 1 Month
Norway Interbank Offer Rate 1 Month USD 1 Month Norway Interbank Offer Rate 1 Month
Stockholm Interbank Offer Rate 1 Month Israel Tel Aviv Interbank Offer Rate 1 Month Stockholm Interbank Offer Rate 1 Month
USD Overnight Bank Funding Rate Norway Interbank Offer Rate 1 Week USD Overnight Bank Funding Rate
Stockholm Interbank Offer Rate 1 Week
Range: (h) (j) (l)
Benchmarks: 0 basis points 0-150 basis points 18-35 basis points
Association of Banks in Singapore Swap Offer Rate
Fixing 1 Month
Association of Banks in Singapore Swap Offer Rate
Overnight
Bank of Canada Overnight Lending Rate
ASX Australian Bank Bill Short Term Rates 1 Month Bank of Canada Overnight Repo Rate Canada Overnight Interbank Rate
Copenhagen Interbank Overnight Deposit MID Rate Danish Tomorrow/Next Reference Rate Intercontinental Exchange LIBOR USD 1 Month
Intercontinental Exchange LIBOR: Euro Overnight Index Average USD Overnight Bank Funding Rate
EUR 1 Week Hong Kong Overnight Index Swap Rate
GBP 1 Week Intercontinental Exchange LIBOR CHF 1 Day
New Zealand Overnight Deposit Rate Israel Tel Aviv Interbank Offer Rate Overnight
Norwegian Overnight Weighted Average New Zealand Overnight Deposit Rate
Stockholm Interbank Offer Rate 1 Week Norwegian Overnight Weighted Average
USD Overnight Bank Funding Rate Reserve Bank of Australia Overnight Cash Rate
Sterling Overnight Index Average
Stockholm Interbank Offer Rate Overnight
Tokyo Overnight Average Rate
U.S. Federal Reserve Overnight Effective Federal
Funds Rate
Range: (n)
Benchmarks: 0-100 basis points
ASX Australian Bank Bill Short Term Rates 1 Month
Bank of Canada Overnight Lending Rate
Copenhagen Interbank Swap Rate 1 Week
Intercontinental Exchange LIBOR:
CHF 1 Week
EUR 1 Week
GBP 1 Week
JPY 1 Week
Israel Tel Aviv Interbank Offer Rate 1 Month
New Zealand Bank Bill Rates 1 Month
Norway Interbank Offer Rate 1 Week
Stockholm Interbank Offer Rate 1 Week
USD Overnight Bank Funding Rate
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of April 30, 2021, expiration dates 03/26/21-11/11/21:
Shares Value
% of Basket
Value
Reference Entity — Long
Australia
Aurizon Holdings Ltd. ...... 7,481 $ 21,523 7.0%
Shares Value
% of Basket
Value
Australia (continued)
Brambles Ltd. ............ 11,266 $ 90,251 29.2%
Rio Tinto Ltd. ............ 1,332 123,803 40.1
Rio Tinto plc ............. 637 53,353 17.3
South32 Ltd. ............ 16,769 36,918 12.0
Tabcorp Holdings Ltd. ...... 22,879 87,234 28.2

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
Australia (continued)
Wesfarmers Ltd. .......... 102 $ 4,252 1.4%
417,334
Austria
Raiffeisen Bank International AG 1,198 26,173 8.5
Denmark
AP Moller - Maersk A/S, Class B 33 82,092 26.6
Coloplast A/S, Class B ...... 950 157,358 50.9
Genmab A/S ............ 153 56,145 18.2
Novo Nordisk A/S, Class B ... 5,541 408,746 132.3
Pandora A/S ............ 444 50,282 16.3
754,623
Finland
Neste OYJ .............. 243 14,695 4.7
France
Arkema SA ............. 323 40,381 13.1
Atos SE ................ 536 36,501 11.8
Bollore SA .............. 5,355 27,037 8.8
Cie Generale des Etablissements
Michelin SCA .......... 1,667 241,216 78.1
CNP Assurances .......... 1,432 25,047 8.1
Credit Agricole SA ......... 3,101 47,967 15.5
Edenred ............... 326 18,481 6.0
Engie SA ............... 8,603 128,146 41.5
Eurazeo SE ............. 354 29,495 9.6
Hermes International ....... 15 18,827 6.1
Orange SA .............. 18,233 227,060 73.5
Publicis Groupe SA ........ 499 32,295 10.5
Teleperformance .......... 131 50,585 16.4
923,038
Germany
Allianz SE (Registered) ..... 608 157,847 51.1
BASF SE ............... 2,850 229,685 74.4
Deutsche Boerse AG ....... 334 57,557 18.6
Deutsche Post AG (Registered) 4,410 259,737 84.1
E.ON SE ............... 5,970 71,985 23.3
GEA Group AG ........... 1,142 50,150 16.2
Henkel AG & Co. KGaA
(Preference) .......... 929 106,714 34.6
Scout24 AG ............. 886 73,663 23.9
1,007,338
Hong Kong
CK Asset Holdings Ltd. ..... 13,000 81,388 26.4
New World Development Co.
Ltd. ................ 16,000 84,667 27.4
Sun Hung Kai Properties Ltd. . 8,000 120,339 39.0
286,394
Ireland
CRH plc ............... 5,939 280,227 90.8
Israel
Check Point Software
Technologies Ltd. ....... 1,105 129,075 41.8
Italy
Poste Italiane SpA ......... 2,935 38,422 12.4
Japan
ABC-Mart, Inc. ........... 100 5,358 1.7
Amada Co. Ltd. .......... 7,200 78,094 25.3
Bridgestone Corp. ......... 2,400 96,188 31.1
Brother Industries Ltd. ...... 9,200 195,069 63.2
Shares Value
% of Basket
Value
Japan (continued)
Calbee, Inc. ............. 2,700 $ 64,702 21.0%
Chugai Pharmaceutical Co. Ltd. 1,500 56,302 18.2
Coca-Cola Bottlers Japan
Holdings, Inc. .......... 6,200 99,203 32.1
Denso Corp. ............ 2,800 181,028 58.6
ENEOS Holdings, Inc. ...... 18,800 80,857 26.2
FUJIFILM Holdings Corp. .... 1,000 64,775 21.0
Fujitsu Ltd. .............. 700 111,201 36.0
Hirose Electric Co. Ltd. ..... 300 47,822 15.5
Honda Motor Co. Ltd. ...... 3,700 110,333 35.7
Isuzu Motors Ltd. ......... 2,100 21,324 6.9
Ito En Ltd. .............. 400 22,149 7.2
Kajima Corp. ............ 10,900 150,779 48.8
KDDI Corp. ............. 5,000 151,147 48.9
Lawson, Inc. ............ 1,100 49,435 16.0
Lixil Corp. .............. 5,400 146,269 47.4
McDonald's Holdings Co. Japan
Ltd. ................ 3,000 136,974 44.4
Mitsubishi Electric Corp. ..... 17,200 265,024 85.8
Mitsubishi Gas Chemical Co.,
Inc. ................. 1,900 43,899 14.2
Mitsubishi UFJ Financial Group,
Inc. ................. 5,700 30,325 9.8
Mitsui Chemicals, Inc. ...... 4,400 138,512 44.9
Mizuho Financial Group, Inc. .. 16,600 233,636 75.7
NEC Corp. .............. 800 46,509 15.1
NGK Spark Plug Co. Ltd. .... 6,900 115,228 37.3
NH Foods Ltd. ........... 500 22,332 7.2
Nippon Telegraph & Telephone
Corp. ............... 9,300 234,480 75.9
Nippon Yusen KK ......... 5,400 212,238 68.7
Nitto Denko Corp. ......... 1,000 82,754 26.8
NSK Ltd. ............... 17,400 160,457 52.0
Osaka Gas Co. Ltd. ........ 3,800 73,553 23.8
Panasonic Corp. .......... 3,200 37,574 12.2
Pola Orbis Holdings, Inc. .... 1,200 31,077 10.1
Recruit Holdings Co. Ltd. .... 1,400 63,123 20.4
Santen Pharmaceutical Co. Ltd. 1,600 20,492 6.6
Secom Co. Ltd. ........... 800 66,668 21.6
Sega Sammy Holdings, Inc. .. 4,900 70,328 22.8
Seiko Epson Corp. ........ 2,600 44,360 14.4
Sekisui Chemical Co. Ltd. .... 3,300 57,537 18.6
Shizuoka Bank Ltd. (The) .... 2,700 20,718 6.7
Sony Group Corp. ......... 2,700 269,943 87.4
Sumitomo Mitsui Financial
Group, Inc. ........... 1,000 35,129 11.4
Suntory Beverage & Food Ltd. 5,500 185,654 60.1
Taisei Corp. ............. 2,200 81,286 26.3
Teijin Ltd. ............... 16,100 265,078 85.8
Tokyo Electron Ltd. ........ 200 90,838 29.4
Tokyo Gas Co. Ltd. ........ 8,900 180,616 58.5
Toppan Printing Co. Ltd. ..... 3,900 66,603 21.6
Toray Industries, Inc. ....... 7,600 47,258 15.3
Toshiba Corp. ............ 2,100 86,796 28.1
Tosoh Corp. ............. 1,800 31,905 10.3
TOTO Ltd. .............. 2,500 129,975 42.1
Toyo Suisan Kaisha Ltd. ..... 1,100 44,852 14.5
Toyota Industries Corp. ..... 1,100 88,318 28.6
Toyota Motor Corp. ........ 200 14,965 4.8
Yamaha Motor Co. Ltd. ..... 2,800 69,960 22.7
5,629,009
Netherlands
Adyen NV .............. 14 34,455 11.2
EXOR NV .............. 1,331 109,239 35.4

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
Netherlands (continued)
Koninklijke Ahold Delhaize NV . 1,761 $ 47,392 15.3%
Koninklijke Philips NV ...... 1,108 62,650 20.3
NN Group NV ............ 2,407 120,058 38.9
NXP Semiconductors NV .... 116 22,331 7.2
Randstad NV ............ 3,142 226,702 73.4
Royal Dutch Shell plc, Class B 1,284 22,976 7.4
645,803
Norway
Orkla ASA .............. 3,621 36,909 11.9
Russia
Evraz plc ............... 2,992 26,534 8.6
Singapore
DBS Group Holdings Ltd. .... 1,500 33,617 10.9
Oversea-Chinese Banking Corp.
Ltd. ................ 5,900 53,935 17.5
Singapore Telecommunications
Ltd. ................ 30,400 57,035 18.5
United Overseas Bank Ltd. ... 9,300 185,375 60.0
329,962
Spain
Iberdrola SA ............. 258 3,487 1.1
Industria de Diseno Textil SA .. 1,080 38,427 12.4
Repsol SA .............. 2,278 27,191 8.8
69,105
Sweden
Autoliv, Inc. ............. 318 32,010 10.4
Boliden AB .............. 5,511 214,364 69.4
Epiroc AB, Class A ........ 2,127 46,023 14.9
Evolution Gaming Group AB .. 138 27,242 8.8
Skanska AB, Class B ....... 3,228 87,424 28.3
Swedish Match AB ........ 932 76,298 24.7
Telefonaktiebolaget LM Ericsson,
Class B .............. 5,954 81,773 26.5
Telia Co. AB ............. 7,091 29,384 9.5
594,518
Switzerland
Adecco Group AG (Registered) 1,794 121,597 39.4
Cie Financiere Richemont SA . 174 17,857 5.8
Kuehne + Nagel International AG
(Registered) ........... 958 286,437 92.8
LafargeHolcim Ltd. (Registered) 1,857 114,591 37.1
Logitech International SA
(Registered) ........... 884 98,393 31.9
Novartis AG (Registered) .... 2,195 187,313 60.7
SGS SA (Registered) ....... 45 133,151 43.1
Straumann Holding AG
(Registered) ........... 34 48,592 15.7
Swiss Life Holding AG
(Registered) ........... 287 139,835 45.3
Swiss Re AG ............ 212 19,682 6.4
Swisscom AG (Registered) ... 652 354,003 114.6
Zurich Insurance Group AG .. 465 190,770 61.8
1,712,221
United Kingdom
Auto Trader Group plc ...... 7,292 57,407 18.6
Aviva plc ............... 16,286 90,038 29.2
Coca-Cola European Partners
plc ................. 1,584 90,003 29.1
GlaxoSmithKline plc ....... 2,400 44,351 14.4
Intertek Group plc ......... 537 45,521 14.7
Shares Value
% of Basket
Value
United Kingdom (continued)
Kingfisher plc ............ 34,686 $ 171,233 55.5%
Persimmon plc ........... 808 34,955 11.3
Phoenix Group Holdings plc .. 3,115 30,558 9.9
Rentokil Initial plc ......... 4,103 28,357 9.2
Sage Group plc (The) ...... 2,800 24,670 8.0
Vodafone Group plc ........ 11,567 21,829 7.1
WPP plc ............... 27,887 375,976 121.8
1,014,898
United States
ABIOMED, Inc. ........... 91 29,186 9.5
Accenture plc, Class A ...... 1,733 502,518 162.7
Adobe, Inc. ............. 971 493,598 159.8
Aflac, Inc. .............. 5,618 301,855 97.8
Agilent Technologies, Inc. .... 630 84,193 27.3
Airbnb, Inc., Class A ....... 83 14,335 4.6
Align Technology, Inc. ...... 133 79,205 25.6
Allstate Corp. (The) ........ 560 71,008 23.0
Ally Financial, Inc. ......... 475 24,439 7.9
Alphabet, Inc., Class A ...... 156 368,335 119.3
Altice USA, Inc., Class A .... 647 23,493 7.6
Amazon.com, Inc. ......... 29 100,555 32.6
AMERCO .............. 289 172,426 55.8
Ameriprise Financial, Inc. .... 216 55,814 18.1
AmerisourceBergen Corp. ... 519 62,695 20.3
Apple, Inc. .............. 2,494 327,861 106.2
Applied Materials, Inc. ...... 1,915 254,140 82.3
Archer-Daniels-Midland Co. .. 5,506 347,594 112.6
Arrow Electronics, Inc. ...... 2,180 248,673 80.5
AT&T, Inc. .............. 2,908 91,340 29.6
Athene Holding Ltd., Class A .. 1,793 106,988 34.6
Autodesk, Inc. ........... 388 113,261 36.7
Automatic Data Processing, Inc. 251 46,934 15.2
AutoZone, Inc. ........... 71 103,952 33.7
Avery Dennison Corp. ...... 480 102,802 33.3
Axalta Coating Systems Ltd. .. 3,495 111,456 36.1
Bank of New York Mellon Corp.
(The) ............... 1,752 87,390 28.3
Berkshire Hathaway, Inc., Class
B .................. 454 124,827 40.4
Best Buy Co., Inc. ......... 1,657 192,659 62.4
Biogen, Inc. ............. 384 102,655 33.2
Bunge Ltd. .............. 1,248 105,356 34.1
Cadence Design Systems, Inc. 1,786 235,341 76.2
Cardinal Health, Inc. ....... 3,755 226,577 73.4
Celanese Corp. .......... 894 140,045 45.4
Cerner Corp. ............ 2,620 196,631 63.7
CH Robinson Worldwide, Inc. . 556 53,976 17.5
Chipotle Mexican Grill, Inc. ... 7 10,444 3.4
Cigna Corp. ............. 187 46,565 15.1
Cintas Corp. ............. 244 84,214 27.3
Citigroup, Inc. ............ 1,132 80,644 26.1
Citrix Systems, Inc. ........ 265 32,820 10.6
Cognex Corp. ............ 254 21,874 7.1
Cognizant Technology Solutions
Corp., Class A ......... 1,058 85,063 27.5
Constellation Brands, Inc., Class
A .................. 363 87,236 28.3
Corteva, Inc. ............ 3,492 170,270 55.1
CSX Corp. .............. 1,340 135,005 43.7
Cummins, Inc. ........... 922 232,381 75.3
CVS Health Corp. ......... 2,956 225,838 73.1
Darden Restaurants, Inc. .... 148 21,715 7.0
DaVita, Inc. ............. 886 103,246 33.4
Deere & Co. ............. 98 36,343 11.8

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
United States (continued)
Dell Technologies, Inc., Class C 583 $ 57,326 18.6%
Devon Energy Corp. ....... 1,298 30,347 9.8
Dollar Tree, Inc. .......... 191 21,946 7.1
Domino's Pizza, Inc. ....... 236 99,672 32.3
Dover Corp. ............. 164 24,467 7.9
Dropbox, Inc., Class A ...... 7,137 183,421 59.4
DuPont de Nemours, Inc. .... 277 21,359 6.9
eBay, Inc. .............. 1,732 96,628 31.3
Ecolab, Inc. ............. 310 69,477 22.5
Edwards Lifesciences Corp. .. 2,137 204,126 66.1
Electronic Arts, Inc. ........ 1,405 199,622 64.6
Emerson Electric Co. ....... 1,623 146,865 47.6
Exelon Corp. ............ 8,595 386,259 125.1
Expeditors International of
Washington, Inc. ........ 957 105,136 34.0
Facebook, Inc., Class A ..... 574 186,596 60.4
FactSet Research Systems, Inc. 141 47,407 15.4
Fair Isaac Corp. .......... 51 26,592 8.6
Fastenal Co. ............ 31 1,621 0.5
FedEx Corp. ............ 542 157,348 51.0
Ferguson plc ............ 1,873 236,234 76.5
Fortinet, Inc. ............. 140 28,592 9.3
Gartner, Inc. ............. 308 60,331 19.5
Genuine Parts Co. ........ 1,633 204,076 66.1
Gilead Sciences, Inc. ....... 1,581 100,346 32.5
Globe Life, Inc. ........... 362 37,101 12.0
Hartford Financial Services
Group, Inc. (The) ....... 1,743 114,968 37.2
HCA Healthcare, Inc. ....... 559 112,393 36.4
Henry Schein, Inc. ......... 464 33,640 10.9
Hershey Co. (The) ........ 636 104,495 33.8
Hewlett Packard Enterprise Co. 4,179 66,948 21.7
Hologic, Inc. ............. 1,745 114,385 37.0
Home Depot, Inc. (The) ..... 115 37,222 12.1
HP, Inc. ................ 8,486 289,457 93.7
Humana, Inc. ............ 41 18,255 5.9
IDEXX Laboratories, Inc. .... 173 94,975 30.8
IHS Markit Ltd. ........... 365 39,267 12.7
Illinois Tool Works, Inc. ...... 1,771 408,145 132.2
Intel Corp. .............. 2,424 139,453 45.2
International Paper Co. ..... 4,304 249,632 80.8
Interpublic Group of Cos., Inc.
(The) ............... 2,205 70,009 22.7
Intuit, Inc. .............. 116 47,811 15.5
Jack Henry & Associates, Inc. . 276 44,941 14.6
Jacobs Engineering Group, Inc. 472 63,064 20.4
Jazz Pharmaceuticals plc .... 103 16,933 5.5
JB Hunt Transport Services, Inc. 1,285 219,362 71.0
Johnson Controls International
plc ................. 1,559 97,188 31.5
Kinder Morgan, Inc. ........ 5,518 94,082 30.5
KLA Corp. .............. 69 21,759 7.0
Knight-Swift Transportation
Holdings, Inc. .......... 2,034 95,842 31.0
Kroger Co. (The) .......... 1,140 41,656 13.5
Lam Research Corp. ....... 435 269,896 87.4
Lennox International, Inc. .... 64 21,462 6.9
LKQ Corp. .............. 505 23,589 7.6
Lowe's Cos., Inc. ......... 795 156,019 50.5
M&T Bank Corp. .......... 360 56,768 18.4
Masco Corp. ............ 2,038 130,187 42.2
Masimo Corp. ............ 75 17,450 5.7
Maxim Integrated Products, Inc. 1,990 187,060 60.6
McKesson Corp. .......... 1,052 197,313 63.9
MetLife, Inc. ............. 7,747 492,942 159.6
Shares Value
% of Basket
Value
United States (continued)
Mettler-Toledo International, Inc. 38 $ 49,906 16.2%
Micron Technology, Inc. ..... 330 28,403 9.2
Microsoft Corp. ........... 1,654 417,106 135.1
Mohawk Industries, Inc. ..... 545 111,997 36.3
Molina Healthcare, Inc. ..... 315 80,356 26.0
Morgan Stanley .......... 1,152 95,098 30.8
Mosaic Co. (The) ......... 812 28,566 9.3
NetApp, Inc. ............. 1,204 89,927 29.1
News Corp., Class A ....... 4,037 105,749 34.2
NIKE, Inc., Class B ........ 126 16,710 5.4
Nordson Corp. ........... 139 29,386 9.5
Northern Trust Corp. ....... 194 22,077 7.1
NVR, Inc. ............... 38 190,688 61.8
Old Dominion Freight Line, Inc. 555 143,085 46.3
Omnicom Group, Inc. ....... 1,440 118,454 38.4
Otis Worldwide Corp. ....... 323 25,152 8.1
Owens Corning ........... 370 35,820 11.6
Paychex, Inc. ............ 915 89,203 28.9
Pentair plc .............. 331 21,353 6.9
PepsiCo, Inc. ............ 1,312 189,138 61.3
Philip Morris International, Inc. 1,418 134,710 43.6
PNC Financial Services Group,
Inc. (The) ............ 84 15,704 5.1
Pool Corp. .............. 553 233,654 75.7
Prudential Financial, Inc. .... 1,749 175,530 56.8
PTC, Inc. ............... 318 41,639 13.5
PulteGroup, Inc. .......... 498 29,442 9.5
QUALCOMM, Inc. ......... 412 57,186 18.5
Quest Diagnostics, Inc. ..... 566 74,644 24.2
Raymond James Financial, Inc. 429 56,105 18.2
Robert Half International, Inc. . 987 86,471 28.0
Rockwell Automation, Inc. .... 130 34,354 11.1
Sealed Air Corp. .......... 1,842 90,995 29.5
Sensata Technologies Holding
plc ................. 1,136 65,593 21.2
ServiceNow, Inc. .......... 398 201,535 65.3
Sherwin-Williams Co. (The) .. 337 92,294 29.9
Sirius XM Holdings, Inc. ..... 222 1,354 0.4
Snap-on, Inc. ............ 216 51,322 16.6
Starbucks Corp. .......... 1,680 192,343 62.3
State Street Corp. ......... 249 20,904 6.8
SVB Financial Group ....... 69 39,456 12.8
Synchrony Financial ....... 1,550 67,797 22.0
Synopsys, Inc. ........... 436 107,718 34.9
T. Rowe Price Group, Inc. .... 228 40,858 13.2
Take-Two Interactive Software,
Inc. ................. 1,026 179,940 58.3
Target Corp. ............. 609 126,221 40.9
Teradyne, Inc. ........... 456 57,036 18.5
Texas Instruments, Inc. ..... 248 44,766 14.5
TJX Cos., Inc. (The) ....... 670 47,570 15.4
Tractor Supply Co. ........ 225 42,435 13.7
Tyson Foods, Inc., Class A ... 938 72,648 23.5
UGI Corp. .............. 5,954 260,249 84.3
Ulta Beauty, Inc. .......... 142 46,768 15.1
Union Pacific Corp. ........ 275 61,075 19.8
Universal Health Services, Inc.,
Class B .............. 407 60,403 19.6
Vail Resorts, Inc. .......... 72 23,412 7.6
Veeva Systems, Inc., Class A . 147 41,520 13.4
Verizon Communications, Inc. . 7,764 448,682 145.3
Vertex Pharmaceuticals, Inc. .. 1,275 278,205 90.1
Waters Corp. ............ 145 43,481 14.1
Western Union Co. (The) .... 2,940 75,734 24.5
Westrock Co. ............ 769 42,872 13.9

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
United States (continued)
Whirlpool Corp. ........... 648 $ 153,220 49.6%
WW Grainger, Inc. ......... 237 102,749 33.3
Xilinx, Inc. .............. 1,281 163,917 53.1
Yum! Brands, Inc. ......... 570 68,126 22.1
Zebra Technologies Corp., Class
A .................. 72 35,117 11.4
Zimmer Biomet Holdings, Inc. . 48 8,504 2.8
20,283,666
Total Reference Entity — Long ............ 34,219,944
Reference Entity — Short
Argentina
MercadoLibre, Inc. ........ (14) (21,994) (7.1)
Australia
Afterpay Ltd. ............ (1,292) (116,365) (37.7)
Australia & New Zealand Banking
Group Ltd. ............ (2,130) (46,997) (15.2)
BlueScope Steel Ltd. ....... (2,692) (44,503) (14.4)
CIMIC Group Ltd. ......... (4,376) (65,148) (21.1)
Coles Group Ltd. ......... (2,501) (31,407) (10.2)
Crown Resorts Ltd. ........ (8,096) (76,027) (24.6)
CSL Ltd. ............... (120) (25,067) (8.1)
Fortescue Metals Group Ltd. .. (12,936) (223,810) (72.5)
Magellan Financial Group Ltd. . (898) (33,455) (10.8)
National Australia Bank Ltd. .. (1,232) (25,212) (8.2)
Newcrest Mining Ltd. ....... (4,677) (95,589) (31.0)
Northern Star Resources Ltd. . (5,487) (44,085) (14.3)
TPG Telecom Ltd. ......... (8,890) (37,743) (12.2)
Transurban Group ......... (8,735) (95,249) (30.8)
WiseTech Global Ltd. ....... (282) (6,787) (2.2)
Woodside Petroleum Ltd. .... (1,449) (25,271) (8.2)
Woolworths Group Ltd. ..... (905) (27,448) (8.9)
(1,020,163)
Belgium
Elia Group SA/NV ......... (289) (31,284) (10.1)
Galapagos NV ........... (585) (45,545) (14.8)
Sofina SA .............. (99) (37,616) (12.2)
(114,445)
Brazil
Yara International ASA ...... (1,175) (61,290) (19.8)
Chile
Antofagasta plc ........... (3,147) (81,067) (26.3)
China
Budweiser Brewing Co. APAC
Ltd. ................ (58,000) (182,764) (59.2)
Prosus NV .............. (237) (25,722) (8.3)
(208,486)
Denmark
Chr Hansen Holding A/S .... (603) (55,360) (17.9)
Danske Bank A/S ......... (1,888) (35,887) (11.6)
Demant A/S ............. (914) (45,757) (14.8)
Orsted A/S .............. (119) (17,298) (5.6)
ROCKWOOL International A/S,
Class B .............. (85) (38,020) (12.3)
Vestas Wind Systems A/S ... (2,560) (106,863) (34.6)
(299,185)
Shares Value
% of Basket
Value
Finland
Kone OYJ, Class B ........ (263) $ (20,657) (6.7) %
UPM-Kymmene OYJ ....... (1,779) (69,572) (22.5)
(90,229)
France
Adevinta ASA ............ (5,256) (96,188) (31.1)
Aeroports de Paris ........ (618) (79,217) (25.7)
Air Liquide SA ........... (330) (55,573) (18.0)
Alstom SA .............. (628) (34,296) (11.1)
EssilorLuxottica SA ........ (131) (21,804) (7.1)
Faurecia SE ............. (426) (23,016) (7.5)
Kering SA .............. (44) (35,258) (11.4)
LVMH Moet Hennessy Louis
Vuitton SE ............ (43) (32,394) (10.5)
Renault SA ............. (1,193) (48,088) (15.6)
Safran SA .............. (143) (21,351) (6.9)
Worldline SA ............ (865) (84,924) (27.5)
(532,109)
Germany
adidas AG .............. (212) (65,478) (21.2)
Beiersdorf AG ............ (968) (109,259) (35.4)
Continental AG ........... (881) (119,058) (38.6)
Deutsche Lufthansa AG
(Registered) ........... (3,297) (42,592) (13.8)
Deutsche Telekom AG
(Registered) ........... (3,988) (76,749) (24.9)
Fresenius Medical Care AG &
Co. KGaA ............ (637) (50,722) (16.4)
Fresenius SE & Co. KGaA ... (474) (23,297) (7.5)
HelloFresh SE ........... (403) (33,431) (10.8)
Infineon Technologies AG .... (6,572) (263,541) (85.3)
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) (69) (19,936) (6.5)
Porsche Automobil Holding SE
(Preference) .......... (516) (54,395) (17.6)
Sartorius AG (Preference) ... (54) (30,468) (9.9)
Siemens Healthineers AG .... (1,400) (80,005) (25.9)
Vonovia SE ............. (570) (37,452) (12.1)
(1,006,383)
Hong Kong
ASM Pacific Technology Ltd. .. (5,000) (75,517) (24.5)
Bank of East Asia Ltd. (The) .. (25,000) (52,418) (17.0)
CK Infrastructure Holdings Ltd. (32,500) (198,721) (64.3)
HK Electric Investments & HK
Electric Investments Ltd. .. (195,500) (195,808) (63.4)
HKT Trust & HKT Ltd. ...... (104,000) (151,006) (48.9)
Jardine Matheson Holdings Ltd. (1,700) (114,154) (37.0)
Melco Resorts & Entertainment
Ltd., ADR ............ (4,775) (92,110) (29.8)
(879,734)
Ireland
Kerry Group plc, Class A .... (1,483) (192,229) (62.3)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (468) (5,008) (1.6)
Wix.com Ltd. ............ (75) (23,841) (7.7)
(28,849)
Italy
Moncler SpA ............ (1,426) (87,400) (28.3)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
Japan
Acom Co. Ltd. ........... (10,000) $ (42,984) (13.9) %
Aeon Co. Ltd. ............ (800) (21,831) (7.1)
Asahi Group Holdings Ltd. ... (1,400) (58,538) (19.0)
Bandai Namco Holdings, Inc. . (700) (51,367) (16.6)
Bank of Kyoto Ltd. (The) .... (1,700) (91,328) (29.6)
Central Japan Railway Co. ... (1,000) (146,512) (47.4)
Daiichi Sankyo Co. Ltd. ..... (1,100) (28,094) (9.1)
Daiwa Securities Group, Inc. .. (6,100) (32,550) (10.5)
East Japan Railway Co. ..... (1,800) (123,278) (39.9)
FANUC Corp. ............ (500) (115,141) (37.3)
Fast Retailing Co. Ltd. ...... (100) (82,043) (26.6)
GMO Payment Gateway, Inc. . (700) (89,000) (28.8)
Hamamatsu Photonics KK ... (400) (23,185) (7.5)
Hikari Tsushin, Inc. ........ (100) (20,116) (6.5)
Hitachi Metals Ltd. ........ (2,100) (40,715) (13.2)
Inpex Corp. ............. (8,400) (57,162) (18.5)
Japan Airport Terminal Co. Ltd. (800) (35,920) (11.6)
Japan Exchange Group, Inc. .. (900) (21,108) (6.8)
Japan Post Insurance Co. Ltd. (1,700) (32,778) (10.6)
JFE Holdings, Inc. ......... (3,100) (40,764) (13.2)
Keio Corp. .............. (1,100) (71,608) (23.2)
Keisei Electric Railway Co. Ltd. (600) (18,738) (6.1)
Keyence Corp. ........... (600) (288,032) (93.3)
Kobayashi Pharmaceutical Co.
Ltd. ................ (300) (26,794) (8.7)
Kobe Bussan Co. Ltd. ...... (7,300) (195,014) (63.2)
Koei Tecmo Holdings Co. Ltd. . (650) (28,980) (9.4)
Kose Corp. ............. (700) (105,375) (34.1)
Kyushu Electric Power Co., Inc. (10,300) (94,407) (30.6)
Kyushu Railway Co. ....... (1,100) (24,694) (8.0)
Lasertec Corp. ........... (700) (123,262) (39.9)
Makita Corp. ............ (2,400) (108,085) (35.0)
Marui Group Co. Ltd. ....... (3,700) (69,539) (22.5)
Mercari, Inc. ............. (1,600) (78,535) (25.4)
MISUMI Group, Inc. ........ (900) (25,419) (8.2)
Mitsubishi Corp. .......... (6,000) (165,904) (53.7)
Mitsubishi HC Capital, Inc. ... (5,300) (30,460) (9.9)
Murata Manufacturing Co. Ltd. (2,000) (159,015) (51.5)
Nagoya Railroad Co. Ltd. .... (1,000) (22,969) (7.4)
Nidec Corp. ............. (300) (34,641) (11.2)
Nihon M&A Center, Inc. ..... (4,400) (114,949) (37.2)
Nippon Sanso Holdings Corp. . (2,500) (47,031) (15.2)
Nippon Shinyaku Co. Ltd. .... (500) (33,727) (10.9)
Nippon Steel Corp. ........ (8,000) (139,800) (45.3)
Nissan Motor Co. Ltd. ...... (4,700) (23,594) (7.6)
Odakyu Electric Railway Co. Ltd. (7,000) (189,588) (61.4)
Oji Holdings Corp. ......... (3,600) (22,708) (7.4)
PeptiDream, Inc. .......... (3,300) (141,248) (45.7)
Pigeon Corp. ............ (4,400) (149,329) (48.4)
Rakuten Group, Inc. ....... (5,200) (66,103) (21.4)
Ryohin Keikaku Co. Ltd. ..... (2,600) (54,759) (17.7)
SCSK Corp. ............. (1,200) (69,638) (22.6)
Seibu Holdings, Inc. ....... (4,300) (46,242) (15.0)
Shin-Etsu Chemical Co. Ltd. .. (800) (135,042) (43.7)
Shinsei Bank Ltd. ......... (3,200) (46,676) (15.1)
Shiseido Co. Ltd. ......... (600) (43,663) (14.1)
SMC Corp. .............. (100) (58,108) (18.8)
SoftBank Corp. ........... (2,000) (25,781) (8.3)
SoftBank Group Corp. ...... (600) (54,066) (17.5)
SUMCO Corp. ........... (1,000) (25,862) (8.4)
Sumitomo Dainippon Pharma Co.
Ltd. ................ (1,700) (29,514) (9.6)
Suzuken Co. Ltd. ......... (3,300) (118,924) (38.5)
Takeda Pharmaceutical Co. Ltd. (12,000) (400,806) (129.8)
TIS, Inc. ............... (4,900) (121,570) (39.4)
Shares Value
% of Basket
Value
Japan (continued)
Tobu Railway Co. Ltd. ...... (3,500) $ (90,125) (29.2) %
Toho Co. Ltd. ............ (1,600) (63,765) (20.7)
Tokyo Century Corp. ....... (600) (37,093) (12.0)
Tokyu Corp. ............. (4,800) (61,732) (20.0)
Tokyu Fudosan Holdings Corp. (4,600) (25,603) (8.3)
USS Co. Ltd. ............ (1,400) (25,404) (8.2)
West Japan Railway Co. .... (900) (49,757) (16.1)
Yamazaki Baking Co. Ltd. .... (2,000) (31,702) (10.3)
Z Holdings Corp. .......... (7,900) (36,437) (11.8)
(5,406,231)
Luxembourg
ArcelorMittal SA .......... (7,934) (230,646) (74.7)
Macau
SJM Holdings Ltd. ......... (25,000) (32,284) (10.5)
Mexico
Fresnillo plc ............. (3,277) (37,263) (12.1)
Netherlands
Aegon NV .............. (8,815) (40,852) (13.2)
JDE Peet's NV ........... (2,982) (115,941) (37.5)
(156,793)
Norway
Mowi ASA .............. (852) (21,019) (6.8)
Schibsted ASA, Class A ..... (425) (21,358) (6.9)
(42,377)
Saudi Arabia
Delivery Hero SE ......... (149) (23,637) (7.7)
Singapore
CapitaLand Ltd. .......... (15,200) (42,373) (13.7)
Keppel Corp. Ltd. ......... (38,100) (154,789) (50.1)
Singapore Airlines Ltd. ...... (25,000) (94,748) (30.7)
Venture Corp. Ltd. ......... (11,000) (165,975) (53.8)
(457,885)
Spain
Aena SME SA ........... (280) (48,663) (15.8)
Amadeus IT Group SA ...... (347) (23,630) (7.6)
Banco Santander SA ....... (24,431) (94,244) (30.5)
Cellnex Telecom SA ....... (6,138) (347,190) (112.4)
(513,727)
Sweden
EQT AB ................ (2,573) (86,716) (28.1)
Essity AB, Class B ........ (181) (5,907) (1.9)
H & M Hennes & Mauritz AB,
Class B .............. (1,291) (31,768) (10.3)
Nibe Industrier AB, Class B ... (509) (18,589) (6.0)
Skandinaviska Enskilda Banken
AB, Class A ........... (5,472) (70,114) (22.7)
Svenska Cellulosa AB SCA,
Class B .............. (1,732) (30,330) (9.8)
(243,424)
Switzerland
ABB Ltd. (Registered) ...... (4,408) (143,181) (46.4)
Banque Cantonale Vaudoise
(Registered) ........... (2,836) (289,120) (93.6)
EMS-Chemie Holding AG
(Registered) ........... (47) (43,884) (14.2)
Givaudan SA (Registered) ... (6) (25,141) (8.2)
Lonza Group AG (Registered) . (555) (352,822) (114.3)
Sika AG (Registered) ....... (934) (278,951) (90.3)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
Switzerland (continued)
Temenos AG (Registered) ... (145) $ (21,318) (6.9) %
Vifor Pharma AG .......... (1,118) (161,130) (52.2)
(1,315,547)
United Kingdom
Associated British Foods plc .. (740) (23,611) (7.6)
AVEVA Group plc ......... (591) (28,404) (9.2)
Diageo plc .............. (508) (22,805) (7.4)
Halma plc .............. (3,850) (137,571) (44.6)
HSBC Holdings plc ........ (15,169) (94,711) (30.7)
InterContinental Hotels Group
plc ................. (512) (36,384) (11.8)
Liberty Global plc, Class C ... (2,268) (61,372) (19.9)
Linde plc ............... (982) (280,695) (90.9)
Prudential plc ............ (1,208) (25,579) (8.3)
Unilever plc ............. (790) (46,276) (15.0)
Wm Morrison Supermarkets plc (30,053) (72,178) (23.4)
(829,586)
United States
Abbott Laboratories ........ (442) (53,075) (17.2)
AbbVie, Inc. ............. (409) (45,604) (14.8)
Advanced Micro Devices, Inc. . (494) (40,320) (13.1)
Air Products & Chemicals, Inc. (1,177) (339,541) (110.0)
Akamai Technologies, Inc. ... (939) (102,069) (33.1)
Alexion Pharmaceuticals, Inc. . (115) (19,398) (6.3)
Amcor plc .............. (13,765) (161,739) (52.4)
American Electric Power Co.,
Inc. ................. (850) (75,404) (24.4)
American Express Co. ...... (371) (56,893) (18.4)
American Financial Group, Inc. (257) (31,575) (10.2)
Amphenol Corp., Class A .... (982) (66,128) (21.4)
Analog Devices, Inc. ....... (698) (106,906) (34.6)
ANSYS, Inc. ............. (75) (27,425) (8.9)
Anthem, Inc. ............ (236) (89,536) (29.0)
Aon plc, Class A .......... (104) (26,150) (8.5)
Apollo Global Management, Inc. (2,280) (126,244) (40.9)
Aptiv plc ............... (956) (137,559) (44.5)
Aramark ............... (2,734) (106,271) (34.4)
Arthur J Gallagher & Co. .... (380) (55,081) (17.8)
Baker Hughes Co. ......... (8,985) (180,419) (58.4)
Ball Corp. .............. (262) (24,534) (7.9)
Baxter International, Inc. .... (276) (23,650) (7.7)
BioMarin Pharmaceutical, Inc. . (913) (71,141) (23.0)
Black Knight, Inc. ......... (1,721) (124,635) (40.4)
Blackstone Group, Inc. (The) . (1,864) (164,945) (53.4)
Boeing Co. (The) ......... (573) (134,260) (43.5)
Booking Holdings, Inc. ...... (41) (101,109) (32.7)
BorgWarner, Inc. .......... (1,346) (65,389) (21.2)
Boston Scientific Corp. ...... (1,815) (79,134) (25.6)
Broadcom, Inc. ........... (546) (249,085) (80.7)
Brown & Brown, Inc. ....... (389) (20,687) (6.7)
Brown-Forman Corp., Class B . (254) (19,375) (6.3)
Burlington Stores, Inc. ...... (506) (165,123) (53.5)
Cable One, Inc. .......... (18) (32,220) (10.4)
Campbell Soup Co. ........ (1,635) (78,071) (25.3)
Carlyle Group, Inc. (The) .... (904) (38,565) (12.5)
Carnival Corp. ........... (8,325) (232,767) (75.4)
Carvana Co. ............ (641) (182,852) (59.2)
Catalent, Inc. ............ (934) (105,047) (34.0)
Caterpillar, Inc. ........... (229) (52,237) (16.9)
Cboe Global Markets, Inc. ... (208) (21,709) (7.0)
CDW Corp. ............. (492) (87,738) (28.4)
Ceridian HCM Holding, Inc. .. (715) (67,553) (21.9)
Shares Value
% of Basket
Value
United States (continued)
Charter Communications, Inc.,
Class A .............. (203) $ (136,710) (44.3) %
Cheniere Energy, Inc. ...... (394) (30,543) (9.9)
Chevron Corp. ........... (3,476) (358,271) (116.0)
Chewy, Inc., Class A ....... (389) (31,011) (10.0)
Church & Dwight Co., Inc. ... (1,040) (89,170) (28.9)
Cisco Systems, Inc. ........ (1,916) (97,544) (31.6)
Clorox Co. (The) .......... (311) (56,758) (18.4)
Cloudflare, Inc., Class A ..... (1,242) (105,247) (34.1)
CME Group, Inc. .......... (1,025) (207,040) (67.0)
CMS Energy Corp. ........ (2,176) (140,113) (45.4)
ConocoPhillips ........... (878) (44,901) (14.5)
Consolidated Edison, Inc. .... (467) (36,150) (11.7)
Cooper Cos., Inc. (The) ..... (223) (91,628) (29.7)
CoStar Group, Inc. ........ (113) (96,551) (31.3)
Crowdstrike Holdings, Inc., Class
A .................. (398) (82,987) (26.9)
Crown Holdings, Inc. ....... (264) (28,987) (9.4)
CyberArk Software Ltd. ..... (653) (91,747) (29.7)
Danaher Corp. ........... (2,313) (587,363) (190.2)
Datadog, Inc., Class A ...... (1,850) (158,675) (51.4)
DISH Network Corp., Class A . (736) (32,965) (10.7)
DocuSign, Inc. ........... (245) (54,620) (17.7)
Dominion Energy, Inc. ...... (548) (43,785) (14.2)
DraftKings, Inc., Class A ..... (1,261) (71,448) (23.1)
Duke Energy Corp. ........ (915) (92,131) (29.8)
Elanco Animal Health, Inc. ... (1,242) (39,384) (12.8)
Eli Lilly & Co. ............ (136) (24,857) (8.0)
Enphase Energy, Inc. ....... (193) (26,875) (8.7)
Erie Indemnity Co., Class A .. (837) (179,135) (58.0)
Essential Utilities, Inc. ...... (4,634) (218,400) (70.7)
Estee Lauder Cos., Inc. (The),
Class A .............. (208) (65,270) (21.1)
Exact Sciences Corp. ...... (728) (95,965) (31.1)
Expedia Group, Inc. ........ (883) (155,611) (50.4)
Exxon Mobil Corp. ......... (2,163) (123,810) (40.1)
Fidelity National Information
Services, Inc. .......... (549) (83,942) (27.2)
FirstEnergy Corp. ......... (3,620) (137,270) (44.5)
Fiserv, Inc. .............. (3,164) (380,060) (123.1)
Fortive Corp. ............ (1,415) (100,210) (32.5)
Franklin Resources, Inc. ..... (2,299) (68,970) (22.3)
Freeport-McMoRan, Inc. .... (1,580) (59,582) (19.3)
Garmin Ltd. ............. (537) (73,698) (23.9)
General Electric Co. ....... (5,677) (74,482) (24.1)
General Mills, Inc. ......... (2,889) (175,825) (56.9)
Global Payments, Inc. ...... (400) (85,852) (27.8)
Halliburton Co. ........... (1,831) (35,814) (11.6)
HEICO Corp. ............ (844) (118,835) (38.5)
Hess Corp. ............. (1,042) (77,639) (25.1)
Hilton Worldwide Holdings, Inc. (327) (42,085) (13.6)
Honeywell International, Inc. .. (240) (53,530) (17.3)
Horizon Therapeutics plc .... (1,283) (121,397) (39.3)
Hormel Foods Corp. ....... (923) (42,643) (13.8)
Howmet Aerospace, Inc. .... (1,082) (34,581) (11.2)
IAC/InterActiveCorp ........ (609) (154,363) (50.0)
Illumina, Inc. ............ (101) (39,677) (12.8)
Ingersoll Rand, Inc. ........ (1,345) (66,456) (21.5)
Insulet Corp. ............ (247) (72,919) (23.6)
International Flavors &
Fragrances, Inc. ........ (1,008) (143,307) (46.4)
Intuitive Surgical, Inc. ...... (142) (122,830) (39.8)
Johnson & Johnson ........ (619) (100,730) (32.6)
Keurig Dr Pepper, Inc. ...... (6,755) (242,167) (78.4)
Kimberly-Clark Corp. ....... (845) (112,655) (36.5)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
United States (continued)
Lamb Weston Holdings, Inc. .. (340) $ (27,370) (8.9) %
Las Vegas Sands Corp. ..... (3,721) (227,948) (73.8)
Lear Corp. .............. (443) (81,441) (26.4)
Leidos Holdings, Inc. ....... (73) (7,393) (2.4)
Liberty Broadband Corp., Class
C .................. (1,778) (289,316) (93.7)
Live Nation Entertainment, Inc. (709) (58,053) (18.8)
Marriott International, Inc., Class
A .................. (1,530) (227,236) (73.6)
Marsh & McLennan Cos., Inc. . (382) (51,837) (16.8)
Marvell Technology, Inc. ..... (1,040) (47,018) (15.2)
Match Group, Inc. ......... (343) (53,381) (17.3)
Medtronic plc ............ (2,756) (360,816) (116.8)
Microchip Technology, Inc. ... (479) (71,989) (23.3)
Moderna, Inc. ............ (269) (48,103) (15.6)
MongoDB, Inc. ........... (653) (194,241) (62.9)
MSCI, Inc. .............. (47) (22,831) (7.4)
Netflix, Inc. .............. (175) (89,857) (29.1)
Neurocrine Biosciences, Inc. .. (217) (20,504) (6.6)
Newmont Corp. .......... (4,616) (288,085) (93.3)
NextEra Energy, Inc. ....... (1,493) (115,722) (37.5)
Nucor Corp. ............. (1,689) (138,937) (45.0)
Occidental Petroleum Corp. .. (924) (23,433) (7.6)
Oracle Corp. ............ (1,241) (94,055) (30.5)
Palo Alto Networks, Inc. ..... (174) (61,490) (19.9)
PayPal Holdings, Inc. ...... (200) (52,458) (17.0)
Peloton Interactive, Inc., Class A (439) (43,176) (14.0)
PerkinElmer, Inc. ......... (681) (88,278) (28.6)
Pinnacle West Capital Corp. .. (513) (43,425) (14.1)
Plug Power, Inc. .......... (3,669) (104,603) (33.9)
PPG Industries, Inc. ....... (592) (101,374) (32.8)
Procter & Gamble Co. (The) .. (523) (69,779) (22.6)
Progressive Corp. (The) ..... (459) (46,240) (15.0)
Reinsurance Group of America,
Inc. ................. (541) (70,617) (22.9)
Republic Services, Inc. ..... (4,023) (427,645) (138.5)
ResMed, Inc. ............ (125) (23,496) (7.6)
RingCentral, Inc., Class A .... (287) (91,539) (29.6)
Roper Technologies, Inc. .... (845) (377,242) (122.2)
Royal Caribbean Cruises Ltd. . (282) (24,520) (7.9)
Royalty Pharma plc, Class A .. (755) (33,220) (10.8)
RPM International, Inc. ..... (512) (48,558) (15.7)
S&P Global, Inc. .......... (214) (83,543) (27.1)
salesforce.com, Inc. ....... (1,326) (305,404) (98.9)
Sarepta Therapeutics, Inc. ... (1,051) (74,453) (24.1)
Seagen, Inc. ............ (617) (88,700) (28.7)
Snowflake, Inc., Class A ..... (443) (102,594) (33.2)
SolarEdge Technologies, Inc. . (430) (113,322) (36.7)
Southwest Airlines Co. ...... (2,466) (154,815) (50.1)
Splunk, Inc. ............. (764) (96,585) (31.3)
Square, Inc., Class A ....... (359) (87,890) (28.5)
Sunrun, Inc. ............. (3,805) (186,445) (60.4)
TE Connectivity Ltd. ....... (1,959) (263,427) (85.3)
Teladoc Health, Inc. ........ (359) (61,874) (20.0)
Teleflex, Inc. ............. (140) (59,147) (19.2)
Tenaris SA .............. (10,792) (115,722) (37.5)
Tesla, Inc. .............. (33) (23,412) (7.6)
Thermo Fisher Scientific, Inc. . (25) (11,756) (3.8)
T-Mobile US, Inc. ......... (2,552) (337,196) (109.2)
Trade Desk, Inc. (The), Class A (36) (26,255) (8.5)
TransUnion ............. (898) (93,922) (30.4)
Travelers Cos., Inc. (The) .... (520) (80,423) (26.0)
Twilio, Inc., Class A ........ (143) (52,595) (17.0)
Twitter, Inc. ............. (667) (36,832) (11.9)
Uber Technologies, Inc. ..... (356) (19,498) (6.3)
Shares Value
% of Basket
Value
United States (continued)
UnitedHealth Group, Inc. .... (193) $ (76,968) (24.9) %
Verisk Analytics, Inc. ....... (520) (97,864) (31.7)
Viatris, Inc. .............. (6,220) (82,726) (26.8)
Visa, Inc., Class A ......... (4,355) (1,017,154) (329.4)
Walt Disney Co. (The) ...... (464) (86,313) (28.0)
Waste Connections, Inc. ..... (1,439) (171,399) (55.5)
Waste Management, Inc. .... (2,208) (304,638) (98.7)
Wayfair, Inc., Class A ....... (171) (50,542) (16.4)
Wells Fargo & Co. ......... (594) (26,760) (8.7)
Westinghouse Air Brake
Technologies Corp. ...... (1,001) (82,152) (26.6)
Willis Towers Watson plc .... (779) (201,652) (65.3)
Wynn Resorts Ltd. ........ (238) (30,559) (9.9)
Xcel Energy, Inc. .......... (1,909) (136,112) (44.1)
Zendesk, Inc. ............ (1,018) (148,781) (48.2)
Zillow Group, Inc., Class C ... (10) (1,301) (0.4)
Zoetis, Inc. .............. (464) (80,286) (26.0)
Zoom Video Communications,
Inc., Class A ........... (272) (86,923) (28.1)
Zscaler, Inc. ............. (462) (86,690) (28.1)
(19,998,190)
Total Reference Entity — Short ............ (33,911,153)
Net Value of Reference Entity — Barclays Bank
plc ................................ $ 308,791
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of
April 30, 2021, expiration dates 02/24/23-02/27/23:
Reference Entity — Long
Australia
Aristocrat Leisure Ltd. ...... 4,549 129,748 41.5
ASX Ltd. ............... 2,498 140,360 44.9
Aurizon Holdings Ltd. ...... 86,527 248,935 79.5
BHP Group plc ........... 2,041 61,464 19.6
Brambles Ltd. ............ 6,670 53,433 17.1
Sonic Healthcare Ltd. ...... 877 24,240 7.7
Tabcorp Holdings Ltd. ...... 15,805 60,262 19.3
718,442
Austria
Raiffeisen Bank International AG 1,274 27,834 8.9
voestalpine AG ........... 685 29,718 9.5
57,552
Belgium
Etablissements Franz Colruyt
NV ................. 1,982 117,547 37.5
Proximus SADP .......... 1,774 37,795 12.1
155,342
Brazil
Wheaton Precious Metals Corp. 466 19,331 6.2
Canada
Alimentation Couche-Tard, Inc.,
Class B .............. 938 31,784 10.2
Bank of Montreal ......... 902 85,133 27.2
Canadian Tire Corp. Ltd., Class
A .................. 465 74,119 23.7
Cenovus Energy, Inc. ....... 7,256 56,494 18.1
National Bank of Canada .... 1,002 72,846 23.3
Power Corp. of Canada ..... 4,963 144,552 46.2
Royal Bank of Canada ...... 339 32,354 10.3

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
Canada (continued)
Sun Life Financial, Inc. ...... 706 $ 38,087 12.2%
West Fraser Timber Co. Ltd. .. 500 38,604 12.3
573,973
China
BOC Hong Kong Holdings Ltd. 120,000 421,950 134.8
Denmark
AP Moller - Maersk A/S, Class B 28 69,654 22.3
Coloplast A/S, Class B ...... 1,023 169,449 54.1
GN Store Nord A/S ........ 571 51,497 16.4
Novozymes A/S, Class B .... 746 52,908 16.9
Pandora A/S ............ 245 27,746 8.9
371,254
Finland
Nordea Bank Abp ......... 2,045 21,196 6.8
France
Amundi SA ............. 584 52,045 16.6
BNP Paribas SA .......... 1,077 69,055 22.1
Engie SA ............... 1,146 17,070 5.5
Eurazeo SE ............. 709 59,073 18.9
Wendel SE ............. 301 40,067 12.8
237,310
Germany
BASF SE ............... 680 54,802 17.5
Bechtle AG ............. 61 12,421 4.0
Brenntag SE ............ 1,679 150,732 48.2
Hannover Rueck SE ....... 33 6,094 1.9
Nemetschek SE .......... 1,790 133,434 42.6
Scout24 AG ............. 207 17,210 5.5
Uniper SE .............. 506 18,463 5.9
393,156
Hong Kong
Power Assets Holdings Ltd. .. 3,500 21,511 6.9
Sun Hung Kai Properties Ltd. . 5,000 75,212 24.0
96,723
Ireland
CRH plc ............... 453 21,375 6.8
Israel
Bank Hapoalim BM ........ 2,924 23,239 7.4
Bank Leumi Le-Israel BM .... 4,085 28,676 9.2
Check Point Software
Technologies Ltd. ....... 733 85,622 27.4
Israel Discount Bank Ltd., Class
A .................. 5,994 26,982 8.6
164,519
Italy
Assicurazioni Generali SpA ... 9,330 186,753 59.7
Enel SpA ............... 1,969 19,551 6.2
Intesa Sanpaolo SpA ....... 10,118 28,208 9.0
Prysmian SpA ........... 1,874 58,631 18.7
293,143
Japan
Aisin Corp. .............. 4,900 188,600 60.3
Asahi Kasei Corp. ......... 2,400 25,283 8.1
Astellas Pharma, Inc. ....... 11,900 179,108 57.2
Capcom Co. Ltd. .......... 1,000 32,443 10.4
Dentsu Group, Inc. ........ 1,100 33,950 10.8
ENEOS Holdings, Inc. ...... 8,700 37,418 12.0
Fujitsu Ltd. .............. 100 15,886 5.1
Shares Value
% of Basket
Value
Japan (continued)
Honda Motor Co. Ltd. ...... 400 $ 11,928 3.8%
Hoya Corp. ............. 1,100 125,032 40.0
Japan Tobacco, Inc. ....... 2,900 54,400 17.4
Kajima Corp. ............ 5,200 71,931 23.0
KDDI Corp. ............. 1,800 54,413 17.4
Kikkoman Corp. .......... 600 36,872 11.8
Kyowa Kirin Co. Ltd. ....... 900 27,394 8.8
Lawson, Inc. ............ 1,700 76,400 24.4
Marubeni Corp. ........... 28,100 234,052 74.8
McDonald's Holdings Co. Japan
Ltd. ................ 700 31,961 10.2
Mitsubishi Chemical Holdings
Corp. ............... 2,800 20,845 6.7
Mitsubishi Gas Chemical Co.,
Inc. ................. 1,200 27,726 8.9
Mitsui Chemicals, Inc. ...... 700 22,036 7.0
NEC Corp. .............. 900 52,322 16.7
Nintendo Co. Ltd. ......... 100 57,365 18.3
Nippon Express Co. Ltd. .... 300 22,960 7.3
Nippon Telegraph & Telephone
Corp. ............... 8,500 214,310 68.5
Nippon Yusen KK ......... 700 27,512 8.8
Nitto Denko Corp. ......... 700 57,928 18.5
Nomura Holdings, Inc. ...... 4,300 23,113 7.4
Nomura Real Estate Holdings,
Inc. ................. 1,000 24,652 7.9
NTT Data Corp. .......... 4,500 70,069 22.4
Olympus Corp. ........... 4,600 94,675 30.3
Ono Pharmaceutical Co. Ltd. . 900 22,670 7.2
Panasonic Corp. .......... 11,300 132,685 42.4
Ricoh Co. Ltd. ........... 3,800 40,607 13.0
Rohm Co. Ltd. ........... 1,100 108,584 34.7
Seiko Epson Corp. ........ 3,900 66,540 21.3
Sekisui House Ltd. ........ 17,700 358,472 114.6
Seven & i Holdings Co. Ltd. .. 2,100 90,670 29.0
Shimadzu Corp. .......... 4,900 171,711 54.9
Shimamura Co. Ltd. ....... 400 39,572 12.6
Sony Group Corp. ......... 600 59,987 19.2
Stanley Electric Co. Ltd. ..... 600 17,176 5.5
Subaru Corp. ............ 3,100 57,640 18.4
Suzuki Motor Corp. ........ 500 18,973 6.1
Taiheiyo Cement Corp. ..... 1,800 45,192 14.4
Teijin Ltd. ............... 2,100 34,575 11.0
Terumo Corp. ............ 800 30,250 9.7
Tokyo Gas Co. Ltd. ........ 8,400 170,469 54.5
Toppan Printing Co. Ltd. ..... 3,000 51,233 16.4
Toray Industries, Inc. ....... 11,000 68,400 21.9
Toyo Suisan Kaisha Ltd. ..... 500 20,388 6.5
Tsuruha Holdings, Inc. ...... 300 34,680 11.1
Yamaha Corp. ........... 3,500 191,014 61.0
Yamaha Motor Co. Ltd. ..... 3,200 79,954 25.5
3,864,026
Netherlands
Adyen NV .............. 11 27,072 8.7
NXP Semiconductors NV .... 106 20,406 6.5
47,478
Norway
Norsk Hydro ASA ......... 3,837 24,433 7.8
Portugal
Galp Energia SGPS SA ..... 5,612 64,621 20.6

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 6,400 $ 58,506 18.7%
Spain
ACS Actividades de Construccion
y Servicios SA ......... 1,088 35,448 11.3
Repsol SA .............. 7,492 89,427 28.6
124,875
Sweden
Autoliv, Inc. ............. 62 6,241 2.0
Boliden AB .............. 1,208 46,988 15.0
Electrolux AB ............ 4,131 115,944 37.0
Industrivarden AB, Class C ... 1,060 38,234 12.2
Investor AB, Class B ....... 1,931 163,916 52.4
Kinnevik AB, Class B ....... 976 53,867 17.2
Lundin Energy AB ......... 4,777 152,377 48.7
Skanska AB, Class B ....... 1,951 52,839 16.9
Telia Co. AB ............. 12,726 52,735 16.9
683,141
Switzerland
Adecco Group AG (Registered) 390 26,434 8.4
Baloise Holding AG (Registered) 447 75,585 24.2
Coca-Cola HBC AG ........ 4,142 143,156 45.7
Logitech International SA
(Registered) ........... 818 91,047 29.1
Novartis AG (Registered) .... 245 20,907 6.7
Roche Holding AG ........ 842 274,623 87.8
STMicroelectronics NV ..... 778 29,059 9.3
Swiss Life Holding AG
(Registered) ........... 110 53,596 17.1
Swiss Prime Site AG
(Registered) ........... 460 44,767 14.3
UBS Group AG (Registered) .. 3,640 55,585 17.8
814,759
United Kingdom
3i Group plc ............. 4,023 71,255 22.8
Aviva plc ............... 9,764 53,981 17.2
Barratt Developments plc .... 2,529 26,965 8.6
CK Hutchison Holdings Ltd. .. 23,500 192,068 61.4
Imperial Brands plc ........ 1,007 20,989 6.7
M&G plc ............... 6,662 19,997 6.4
Phoenix Group Holdings plc .. 4,524 44,379 14.2
Severn Trent plc .......... 1,158 39,639 12.7
SSE plc ................ 2,074 42,047 13.4
WPP plc ............... 5,546 74,772 23.9
586,092
United States
ABIOMED, Inc. ........... 251 80,503 25.7
Accenture plc, Class A ...... 408 118,308 37.8
Activision Blizzard, Inc. ..... 228 20,791 6.6
Agilent Technologies, Inc. .... 714 95,419 30.5
Allstate Corp. (The) ........ 372 47,170 15.1
Ally Financial, Inc. ......... 4,273 219,846 70.3
Alphabet, Inc., Class A ...... 13 30,596 9.8
Amazon.com, Inc. ......... 9 31,207 10.0
AMERCO .............. 36 21,479 6.9
Ameriprise Financial, Inc. .... 190 49,096 15.7
AmerisourceBergen Corp. ... 630 76,104 24.3
Amgen, Inc. ............. 95 22,766 7.3
Apple, Inc. .............. 350 46,011 14.7
Applied Materials, Inc. ...... 1,485 197,074 63.0
Archer-Daniels-Midland Co. .. 1,615 101,955 32.6
Arrow Electronics, Inc. ...... 186 21,217 6.8
Shares Value
% of Basket
Value
United States (continued)
AT&T, Inc. .............. 3,478 $ 109,244 34.9%
Athene Holding Ltd., Class A .. 424 25,300 8.1
Autodesk, Inc. ........... 331 96,622 30.9
Avery Dennison Corp. ...... 1,239 265,357 84.8
Bank of America Corp. ...... 2,565 103,959 33.2
Bank of New York Mellon Corp.
(The) ............... 607 30,277 9.7
Berkshire Hathaway, Inc., Class
B .................. 83 22,821 7.3
Biogen, Inc. ............. 77 20,584 6.6
Booz Allen Hamilton Holding
Corp. ............... 1,492 123,761 39.5
Bunge Ltd. .............. 1,624 137,098 43.8
Cadence Design Systems, Inc. 1,668 219,792 70.2
Capital One Financial Corp. .. 241 35,928 11.5
Cardinal Health, Inc. ....... 2,984 180,055 57.5
CBRE Group, Inc., Class A ... 562 47,882 15.3
Celanese Corp. .......... 746 116,861 37.3
Cerner Corp. ............ 1,167 87,583 28.0
CH Robinson Worldwide, Inc. . 420 40,774 13.0
Chipotle Mexican Grill, Inc. ... 47 70,125 22.4
Cigna Corp. ............. 311 77,442 24.7
Cintas Corp. ............. 86 29,682 9.5
Citizens Financial Group, Inc. . 483 22,353 7.1
Coca-Cola Co. (The) ....... 396 21,376 6.8
Cognex Corp. ............ 399 34,362 11.0
Cognizant Technology Solutions
Corp., Class A ......... 1,355 108,942 34.8
Copart, Inc. ............. 737 91,764 29.3
Corteva, Inc. ............ 1,515 73,871 23.6
CSX Corp. .............. 107 10,780 3.4
Cummins, Inc. ........... 238 59,986 19.2
CVS Health Corp. ......... 600 45,840 14.6
DaVita, Inc. ............. 219 25,520 8.2
Dell Technologies, Inc., Class C 230 22,616 7.2
Dentsply Sirona, Inc. ....... 1,293 87,290 27.9
Discover Financial Services .. 372 42,408 13.6
Dover Corp. ............. 1,087 162,170 51.8
Dow, Inc. ............... 905 56,563 18.1
Dropbox, Inc., Class A ...... 1,886 48,470 15.5
DuPont de Nemours, Inc. .... 285 21,976 7.0
eBay, Inc. .............. 3,458 192,922 61.7
Edwards Lifesciences Corp. .. 1,055 100,774 32.2
Electronic Arts, Inc. ........ 882 125,315 40.0
Emerson Electric Co. ....... 1,656 149,851 47.9
Equitable Holdings, Inc. ..... 652 22,318 7.1
Expeditors International of
Washington, Inc. ........ 6,112 671,464 214.6
Facebook, Inc., Class A ..... 507 164,816 52.7
Fair Isaac Corp. .......... 511 266,441 85.1
FedEx Corp. ............ 509 147,768 47.2
FMC Corp. .............. 1,217 143,898 46.0
Fortinet, Inc. ............. 1,127 230,167 73.6
Gartner, Inc. ............. 280 54,846 17.5
Genuine Parts Co. ........ 199 24,869 7.9
Gilead Sciences, Inc. ....... 806 51,157 16.3
GoDaddy, Inc., Class A ..... 892 77,443 24.7
HCA Healthcare, Inc. ....... 354 71,175 22.7
Hologic, Inc. ............. 289 18,944 6.1
HP, Inc. ................ 1,732 59,079 18.9
IDEXX Laboratories, Inc. .... 162 88,936 28.4
Illinois Tool Works, Inc. ...... 193 44,479 14.2
Intel Corp. .............. 1,398 80,427 25.7
Interpublic Group of Cos., Inc.
(The) ............... 722 22,924 7.3

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
United States (continued)
Intuit, Inc. .............. 719 $ 296,343 94.7%
Jacobs Engineering Group, Inc. 970 129,602 41.4
James Hardie Industries plc,
CDI ................ 2,799 92,239 29.5
Jazz Pharmaceuticals plc .... 131 21,536 6.9
JB Hunt Transport Services, Inc. 259 44,214 14.1
Keysight Technologies, Inc. ... 698 100,756 32.2
Knight-Swift Transportation
Holdings, Inc. .......... 1,455 68,560 21.9
Laboratory Corp. of America
Holdings ............. 100 26,587 8.5
Lam Research Corp. ....... 88 54,600 17.4
Lennar Corp., Class A ...... 969 100,388 32.1
Lennox International, Inc. .... 57 19,114 6.1
LKQ Corp. .............. 1,190 55,585 17.8
Lowe's Cos., Inc. ......... 1,495 293,394 93.8
Masco Corp. ............ 478 30,535 9.8
Masimo Corp. ............ 87 20,242 6.5
Maxim Integrated Products, Inc. 1,042 97,948 31.3
McKesson Corp. .......... 657 123,227 39.4
MetLife, Inc. ............. 1,407 89,527 28.6
Mettler-Toledo International, Inc. 22 28,893 9.2
Microsoft Corp. ........... 81 20,427 6.5
Mohawk Industries, Inc. ..... 364 74,802 23.9
Molina Healthcare, Inc. ..... 224 57,142 18.3
Molson Coors Beverage Co.,
Class B .............. 380 20,881 6.7
Morgan Stanley .......... 546 45,072 14.4
Motorola Solutions, Inc. ..... 128 24,102 7.7
NetApp, Inc. ............. 1,395 104,193 33.3
NIKE, Inc., Class B ........ 770 102,117 32.6
Northern Trust Corp. ....... 373 42,447 13.6
NVR, Inc. ............... 4 20,072 6.4
Old Dominion Freight Line, Inc. 1,076 277,404 88.6
Omnicom Group, Inc. ....... 1,268 104,306 33.3
Owens Corning ........... 1,132 109,589 35.0
Pentair plc .............. 3,303 213,077 68.1
PepsiCo, Inc. ............ 429 61,845 19.8
Pinterest, Inc., Class A ...... 356 23,628 7.5
Pool Corp. .............. 106 44,787 14.3
PulteGroup, Inc. .......... 879 51,966 16.6
Qorvo, Inc. .............. 116 21,828 7.0
Quest Diagnostics, Inc. ..... 259 34,157 10.9
Raymond James Financial, Inc. 258 33,741 10.8
Regions Financial Corp. ..... 4,708 102,634 32.8
Robert Half International, Inc. . 574 50,288 16.1
Sealed Air Corp. .......... 796 39,322 12.6
ServiceNow, Inc. .......... 249 126,086 40.3
Sherwin-Williams Co. (The) .. 362 99,141 31.7
Skyworks Solutions, Inc. .... 133 24,117 7.7
Starbucks Corp. .......... 623 71,327 22.8
State Street Corp. ......... 1,061 89,071 28.5
Take-Two Interactive Software,
Inc. ................. 186 32,621 10.4
Target Corp. ............. 246 50,986 16.3
TJX Cos., Inc. (The) ....... 548 38,908 12.4
UGI Corp. .............. 3,636 158,930 50.8
Ulta Beauty, Inc. .......... 72 23,713 7.6
Universal Health Services, Inc.,
Class B .............. 198 29,385 9.4
Vail Resorts, Inc. .......... 107 34,792 11.1
Veeva Systems, Inc., Class A . 467 131,904 42.2
VeriSign, Inc. ............ 242 52,942 16.9
Verizon Communications, Inc. . 806 46,579 14.9
Vertex Pharmaceuticals, Inc. .. 226 49,313 15.8
Shares Value
% of Basket
Value
United States (continued)
VMware, Inc., Class A ...... 144 $ 23,160 7.4%
Waters Corp. ............ 412 123,546 39.5
West Pharmaceutical Services,
Inc. ................. 154 50,592 16.2
Western Union Co. (The) .... 2,397 61,747 19.7
Whirlpool Corp. ........... 491 116,097 37.1
Workday, Inc., Class A ...... 247 61,009 19.5
WW Grainger, Inc. ......... 74 32,082 10.3
Xilinx, Inc. .............. 359 45,938 14.7
Yum! Brands, Inc. ......... 520 62,150 19.9
Zebra Technologies Corp., Class
A .................. 46 22,436 7.2
11,798,678
Total Reference Entity — Long ............ 21,611,875
Reference Entity — Short
Australia
Ramsay Health Care Ltd. .... (4,921) (255,101) (81.5)
Belgium
Elia Group SA/NV ......... (220) (23,815) (7.6)
Galapagos NV ........... (317) (24,680) (7.9)
Umicore SA ............. (573) (34,817) (11.1)
(83,312)
Canada
Agnico Eagle Mines Ltd. ..... (441) (27,562) (8.8)
Algonquin Power & Utilities
Corp. ............... (5,757) (92,878) (29.7)
Dollarama, Inc. ........... (2,199) (102,476) (32.7)
Enbridge, Inc. ............ (1,387) (53,498) (17.1)
Franco-Nevada Corp. ...... (578) (80,520) (25.7)
Great-West Lifeco, Inc. ..... (8,712) (252,610) (80.7)
Imperial Oil Ltd. .......... (1,830) (52,854) (16.9)
Metro, Inc. .............. (4,758) (218,013) (69.7)
Northland Power, Inc. ...... (3,360) (115,740) (37.0)
Pan American Silver Corp. ... (648) (20,603) (6.6)
TELUS Corp. ............ (11,200) (232,356) (74.3)
Thomson Reuters Corp. ..... (644) (59,724) (19.1)
(1,308,834)
China
Budweiser Brewing Co. APAC
Ltd. ................ (6,900) (21,743) (6.9)
Prosus NV .............. (2,496) (270,895) (86.6)
(292,638)
Denmark
Ambu A/S, Class B ........ (430) (24,067) (7.7)
Chr Hansen Holding A/S .... (223) (20,473) (6.5)
DSV Panalpina A/S ........ (1,098) (244,624) (78.2)
Orsted A/S .............. (155) (22,532) (7.2)
Vestas Wind Systems A/S ... (2,255) (94,131) (30.1)
(405,827)
France
Air Liquide SA ........... (185) (31,154) (10.0)
Alstom SA .............. (1,515) (82,737) (26.4)
Bollore SA .............. (1) (5) (0.0)
Bouygues SA ............ (1,899) (81,382) (26.0)
Danone SA ............. (462) (32,612) (10.4)
Kering SA .............. (176) (141,031) (45.1)
Orpea SA .............. (682) (87,775) (28.1)
Remy Cointreau SA ........ (148) (29,571) (9.5)
Renault SA ............. (1,271) (51,232) (16.4)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
France (continued)
Safran SA .............. (644) $ (96,155) (30.7) %
Worldline SA ............ (565) (55,471) (17.7)
(689,125)
Germany
adidas AG .............. (64) (19,767) (6.3)
Bayerische Motoren Werke AG (1,274) (127,668) (40.8)
Commerzbank AG ......... (3,258) (21,484) (6.9)
KION Group AG .......... (987) (98,352) (31.4)
MTU Aero Engines AG ...... (142) (35,835) (11.5)
Puma SE ............... (413) (43,539) (13.9)
Sartorius AG (Preference) ... (69) (38,931) (12.4)
Siemens Healthineers AG .... (450) (25,716) (8.2)
TeamViewer AG .......... (473) (22,483) (7.2)
(433,775)
Hong Kong
AIA Group Ltd. ........... (16,200) (205,620) (65.7)
Hong Kong & China Gas Co.
Ltd. ................ (123,000) (197,298) (63.0)
Melco Resorts & Entertainment
Ltd., ADR ............ (1,297) (25,019) (8.0)
MTR Corp. Ltd. ........... (119,839) (667,436) (213.3)
Wharf Real Estate Investment
Co. Ltd. .............. (54,000) (310,340) (99.2)
(1,405,713)
Ireland
Kerry Group plc, Class A .... (162) (20,999) (6.7)
Israel
Wix.com Ltd. ............ (327) (103,947) (33.2)
Italy
Atlantia SpA ............. (2,620) (51,077) (16.3)
Ferrari NV .............. (338) (72,405) (23.1)
Infrastrutture Wireless Italiane
SpA ................ (6,383) (74,474) (23.8)
Nexi SpA ............... (3,950) (75,664) (24.2)
(273,620)
Japan
ANA Holdings, Inc. ........ (5,300) (121,679) (38.9)
Asahi Intecc Co. Ltd. ....... (1,200) (32,300) (10.3)
Central Japan Railway Co. ... (600) (87,907) (28.1)
East Japan Railway Co. ..... (800) (54,790) (17.5)
FANUC Corp. ............ (200) (46,057) (14.7)
Harmonic Drive Systems, Inc. . (400) (26,900) (8.6)
ITOCHU Corp. ........... (5,500) (171,703) (54.9)
Japan Airport Terminal Co. Ltd. (500) (22,450) (7.2)
Japan Post Bank Co. Ltd. .... (40,100) (366,693) (117.2)
Japan Post Holdings Co. Ltd. . (10,100) (84,875) (27.1)
Kansai Electric Power Co., Inc.
(The) ............... (4,400) (43,704) (14.0)
Kao Corp. .............. (900) (57,864) (18.5)
Keio Corp. .............. (400) (26,039) (8.3)
Keyence Corp. ........... (200) (96,011) (30.7)
Kintetsu Group Holdings Co.
Ltd. ................ (3,700) (132,736) (42.4)
Kobayashi Pharmaceutical Co.
Ltd. ................ (700) (62,518) (20.0)
Kose Corp. ............. (500) (75,268) (24.1)
Kubota Corp. ............ (7,500) (176,443) (56.4)
M3, Inc. ................ (900) (62,172) (19.9)
Mercari, Inc. ............. (800) (39,268) (12.6)
Mitsui Fudosan Co. Ltd. ..... (900) (19,565) (6.3)
Murata Manufacturing Co. Ltd. (2,100) (166,966) (53.4)
Shares Value
% of Basket
Value
Japan (continued)
Nexon Co. Ltd. ........... (1,600) $ (52,924) (16.9) %
Nippon Paint Holdings Co. Ltd. (11,100) (158,551) (50.7)
Nissan Motor Co. Ltd. ...... (12,200) (61,243) (19.6)
Obic Co. Ltd. ............ (100) (19,273) (6.2)
Pan Pacific International
Holdings Corp. ......... (9,100) (196,154) (62.7)
Pigeon Corp. ............ (1,100) (37,332) (11.9)
Resona Holdings, Inc. ...... (24,900) (102,504) (32.8)
SG Holdings Co. Ltd. ....... (3,500) (79,482) (25.4)
Shimano, Inc. ............ (400) (91,462) (29.2)
Shiseido Co. Ltd. ......... (900) (65,494) (20.9)
Sompo Holdings, Inc. ...... (1,300) (48,315) (15.4)
Square Enix Holdings Co. Ltd. . (200) (11,090) (3.5)
SUMCO Corp. ........... (2,300) (59,483) (19.0)
Sumitomo Chemical Co. Ltd. .. (49,000) (250,106) (79.9)
Sumitomo Corp. .......... (1,100) (14,948) (4.8)
Sumitomo Mitsui Trust Holdings,
Inc. ................. (4,400) (149,964) (47.9)
T&D Holdings, Inc. ........ (3,500) (42,953) (13.7)
Takeda Pharmaceutical Co. Ltd. (14,000) (467,607) (149.4)
Tobu Railway Co. Ltd. ...... (900) (23,175) (7.4)
Toho Co. Ltd. ............ (1,700) (67,750) (21.7)
Tokio Marine Holdings, Inc. ... (900) (43,161) (13.8)
Tokyo Electric Power Co.
Holdings, Inc. .......... (30,100) (89,252) (28.5)
Unicharm Corp. .......... (2,400) (93,289) (29.8)
Z Holdings Corp. .......... (9,400) (43,355) (13.9)
(4,242,775)
Jordan
Hikma Pharmaceuticals plc ... (2,584) (87,079) (27.8)
Luxembourg
ArcelorMittal SA .......... (5,958) (173,203) (55.4)
Netherlands
ABN AMRO Bank NV, CVA ... (2,810) (36,283) (11.6)
Heineken NV ............ (2,082) (241,511) (77.2)
(277,794)
Norway
Mowi ASA .............. (6,723) (165,857) (53.0)
Singapore
CapitaLand Ltd. .......... (16,600) (46,275) (14.8)
Spain
Aena SME SA ........... (634) (110,187) (35.2)
Amadeus IT Group SA ...... (865) (58,905) (18.8)
Naturgy Energy Group SA ... (1,036) (26,614) (8.5)
(195,706)
Sweden
Fastighets AB Balder, Class B . (561) (32,324) (10.3)
Investment AB Latour, Class B (3,046) (93,050) (29.7)
Svenska Cellulosa AB SCA,
Class B .............. (2,782) (48,717) (15.6)
(174,091)
Switzerland
Temenos AG (Registered) ... (810) (119,086) (38.1)
Vifor Pharma AG .......... (737) (106,219) (33.9)
(225,305)
United Arab Emirates
NMC Health plc .......... (9,400) — (0.0)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
United Kingdom
Admiral Group plc ......... (2,344) $ (101,281) (32.4) %
AVEVA Group plc ......... (1,314) (63,153) (20.2)
Croda International plc ...... (1,207) (112,758) (36.0)
Halma plc .............. (2,102) (75,110) (24.0)
HSBC Holdings plc ........ (3,605) (22,509) (7.2)
Informa plc .............. (4,731) (36,775) (11.8)
Linde plc ............... (100) (28,584) (9.1)
London Stock Exchange Group
plc ................. (210) (21,455) (6.9)
Ocado Group plc ......... (1,149) (33,262) (10.6)
Reckitt Benckiser Group plc .. (362) (32,232) (10.3)
Standard Chartered plc ..... (4,119) (29,550) (9.4)
Tesco plc ............... (16,768) (51,185) (16.4)
Unilever plc ............. (691) (40,477) (12.9)
Wm Morrison Supermarkets plc (18,052) (43,355) (13.9)
(691,686)
United States
Abbott Laboratories ........ (177) (21,254) (6.8)
Albemarle Corp. .......... (339) (57,010) (18.2)
American Electric Power Co.,
Inc. ................. (460) (40,807) (13.0)
American International Group,
Inc. ................. (1,323) (64,099) (20.5)
American Water Works Co., Inc. (143) (22,307) (7.1)
Amphenol Corp., Class A .... (523) (35,219) (11.3)
Analog Devices, Inc. ....... (1,561) (239,083) (76.4)
ANSYS, Inc. ............. (96) (35,103) (11.2)
Aon plc, Class A .......... (100) (25,144) (8.0)
Apollo Global Management, Inc. (815) (45,127) (14.4)
Avalara, Inc. ............. (716) (101,464) (32.4)
Baker Hughes Co. ......... (3,324) (66,746) (21.3)
Baxter International, Inc. .... (1,391) (119,195) (38.1)
Becton Dickinson and Co. ... (349) (86,835) (27.8)
BioMarin Pharmaceutical, Inc. . (518) (40,363) (12.9)
Black Knight, Inc. ......... (4,829) (349,716) (111.8)
BorgWarner, Inc. .......... (2,239) (108,771) (34.8)
Boston Scientific Corp. ...... (753) (32,831) (10.5)
Brown & Brown, Inc. ....... (1,074) (57,115) (18.3)
Brown-Forman Corp., Class B . (1,353) (103,207) (33.0)
Cable One, Inc. .......... (52) (93,080) (29.7)
Carnival Corp. ........... (825) (23,067) (7.4)
Carvana Co. ............ (132) (37,654) (12.0)
Catalent, Inc. ............ (547) (61,521) (19.7)
Caterpillar, Inc. ........... (466) (106,299) (34.0)
CenterPoint Energy, Inc. .... (1,858) (45,502) (14.5)
Ceridian HCM Holding, Inc. .. (1,124) (106,196) (33.9)
CF Industries Holdings, Inc. .. (1,597) (77,662) (24.8)
Chevron Corp. ........... (1,065) (109,770) (35.1)
Chewy, Inc., Class A ....... (2,366) (188,618) (60.3)
Church & Dwight Co., Inc. ... (2,987) (256,105) (81.8)
Cincinnati Financial Corp. .... (1,197) (134,878) (43.1)
CME Group, Inc. .......... (105) (21,209) (6.8)
CMS Energy Corp. ........ (456) (29,362) (9.4)
Comcast Corp., Class A ..... (1,297) (72,827) (23.3)
ConocoPhillips ........... (589) (30,121) (9.6)
CoStar Group, Inc. ........ (91) (77,753) (24.8)
Crowdstrike Holdings, Inc., Class
A .................. (124) (25,855) (8.3)
CyberArk Software Ltd. ..... (357) (50,158) (16.0)
Datadog, Inc., Class A ...... (175) (15,010) (4.8)
DraftKings, Inc., Class A ..... (371) (21,021) (6.7)
Duke Energy Corp. ........ (214) (21,548) (6.9)
Edison International ........ (2,472) (146,960) (47.0)
Enphase Energy, Inc. ....... (298) (41,496) (13.3)
Shares Value
% of Basket
Value
United States (continued)
Erie Indemnity Co., Class A .. (424) $ (90,744) (29.0) %
Essential Utilities, Inc. ...... (2,066) (97,371) (31.1)
Everest Re Group Ltd. ...... (421) (116,596) (37.3)
Exact Sciences Corp. ...... (388) (51,146) (16.3)
Fidelity National Information
Services, Inc. .......... (581) (88,835) (28.4)
Fiserv, Inc. .............. (1,405) (168,769) (53.9)
Ford Motor Co. ........... (6,366) (73,464) (23.5)
Freeport-McMoRan, Inc. .... (6,968) (262,763) (84.0)
Generac Holdings, Inc. ..... (81) (26,240) (8.4)
Global Payments, Inc. ...... (1,046) (224,503) (71.7)
Halliburton Co. ........... (6,293) (123,091) (39.3)
Hasbro, Inc. ............. (1,556) (154,744) (49.5)
Hess Corp. ............. (304) (22,651) (7.2)
Horizon Therapeutics plc .... (230) (21,763) (7.0)
Hormel Foods Corp. ....... (490) (22,638) (7.2)
Howmet Aerospace, Inc. .... (2,632) (84,119) (26.9)
Huntington Ingalls Industries,
Inc. ................. (301) (63,908) (20.4)
IAC/InterActiveCorp ........ (287) (72,746) (23.2)
Ingersoll Rand, Inc. ........ (2,308) (114,038) (36.4)
International Flavors &
Fragrances, Inc. ........ (944) (134,208) (42.9)
Johnson & Johnson ........ (580) (94,383) (30.2)
Kellogg Co. ............. (1,160) (72,407) (23.1)
Keurig Dr Pepper, Inc. ...... (8,138) (291,747) (93.2)
L3Harris Technologies, Inc. ... (788) (164,873) (52.7)
Las Vegas Sands Corp. ..... (852) (52,194) (16.7)
Liberty Broadband Corp., Class
C .................. (803) (130,664) (41.8)
Live Nation Entertainment, Inc. (1,019) (83,436) (26.7)
LyondellBasell Industries NV,
Class A .............. (1,428) (148,141) (47.3)
Marvell Technology, Inc. ..... (1,458) (65,916) (21.1)
Medtronic plc ............ (662) (86,669) (27.7)
Microchip Technology, Inc. ... (193) (29,006) (9.3)
Netflix, Inc. .............. (50) (25,673) (8.2)
Neurocrine Biosciences, Inc. .. (640) (60,474) (19.3)
Newmont Corp. .......... (707) (44,124) (14.1)
NextEra Energy, Inc. ....... (747) (57,900) (18.5)
Occidental Petroleum Corp. .. (896) (22,723) (7.3)
Oracle Corp. ............ (279) (21,145) (6.8)
Packaging Corp. of America .. (768) (113,395) (36.2)
Palo Alto Networks, Inc. ..... (151) (53,362) (17.1)
Paycom Software, Inc. ...... (193) (74,191) (23.7)
PayPal Holdings, Inc. ...... (93) (24,393) (7.8)
PerkinElmer, Inc. ......... (240) (31,111) (9.9)
PG&E Corp. ............. (2,639) (29,873) (9.5)
Pioneer Natural Resources Co. (158) (24,305) (7.8)
Plug Power, Inc. .......... (984) (28,054) (9.0)
Principal Financial Group, Inc. . (414) (26,442) (8.5)
Procter & Gamble Co. (The) .. (161) (21,481) (6.9)
Progressive Corp. (The) ..... (588) (59,235) (18.9)
ResMed, Inc. ............ (112) (21,053) (6.7)
Roper Technologies, Inc. .... (339) (151,343) (48.4)
Royal Caribbean Cruises Ltd. . (263) (22,868) (7.3)
salesforce.com, Inc. ....... (256) (58,962) (18.8)
Sarepta Therapeutics, Inc. ... (874) (61,914) (19.8)
Schlumberger NV ......... (11,920) (322,436) (103.0)
Seagen, Inc. ............ (396) (56,929) (18.2)
Steel Dynamics, Inc. ....... (1,288) (69,835) (22.3)
Stellantis NV ............ (4,109) (68,084) (21.8)
Teladoc Health, Inc. ........ (175) (30,161) (9.6)
Teledyne Technologies, Inc. .. (131) (58,655) (18.7)
Teleflex, Inc. ............. (108) (45,628) (14.6)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
United States (continued)
Tenaris SA .............. (5,086) $ (54,537) (17.4) %
Tesla, Inc. .............. (45) (31,925) (10.2)
Thermo Fisher Scientific, Inc. . (102) (47,963) (15.3)
Trade Desk, Inc. (The), Class A (104) (75,848) (24.2)
TransUnion ............. (711) (74,363) (23.8)
Twilio, Inc., Class A ........ (347) (127,627) (40.8)
Twitter, Inc. ............. (1,598) (88,242) (28.2)
Uber Technologies, Inc. ..... (351) (19,224) (6.1)
UnitedHealth Group, Inc. .... (303) (120,836) (38.6)
Verisk Analytics, Inc. ....... (140) (26,348) (8.4)
Walt Disney Co. (The) ...... (1,367) (254,289) (81.3)
Waste Connections, Inc. ..... (324) (38,592) (12.3)
Waste Management, Inc. .... (1,125) (155,216) (49.6)
Wells Fargo & Co. ......... (1,029) (46,356) (14.8)
Westinghouse Air Brake
Technologies Corp. ...... (265) (21,749) (7.0)
Willis Towers Watson plc .... (139) (35,982) (11.5)
Zillow Group, Inc., Class C ... (184) (23,942) (7.7)
Zoetis, Inc. .............. (509) (88,072) (28.1)
Zoom Video Communications,
Inc., Class A ........... (72) (23,009) (7.4)
Zscaler, Inc. ............. (147) (27,583) (8.8)
(9,746,293)
Total Reference Entity — Short ............ (21,298,955)
Net Value of Reference Entity — Citibank NA .. $ 312,920
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse
International, as of April 30, 2021, expiration date 02/08/23:
Reference Entity — Long
Australia
AGL Energy Ltd. .......... 4,261 29,360 13.8
Aristocrat Leisure Ltd. ...... 2,234 63,719 29.9
Aurizon Holdings Ltd. ...... 6,147 17,685 8.3
BHP Group plc ........... 792 23,851 11.2
Brambles Ltd. ............ 2,642 21,165 9.9
Rio Tinto Ltd. ............ 1,051 97,685 45.8
Tabcorp Holdings Ltd. ...... 20,143 76,802 36.0
Telstra Corp. Ltd. ......... 8,283 21,638 10.1
Wesfarmers Ltd. .......... 5,500 229,273 107.5
581,178
Austria
OMV AG ............... 3,425 168,368 79.0
Belgium
Etablissements Franz Colruyt
NV ................. 624 37,008 17.4
UCB SA ............... 550 50,929 23.9
87,937
Canada
Bank of Montreal ......... 2,900 273,709 128.3
Canadian Imperial Bank of
Commerce ........... 1,145 119,032 55.8
Canadian National Railway Co. 540 58,136 27.3
Canadian Tire Corp. Ltd., Class
A .................. 590 94,043 44.1
Manulife Financial Corp. ..... 13,660 298,283 139.9
National Bank of Canada .... 860 62,522 29.3
Nutrien Ltd. ............. 686 37,868 17.8
Royal Bank of Canada ...... 1,085 103,552 48.6
Sun Life Financial, Inc. ...... 5,221 281,662 132.1
Shares Value
% of Basket
Value
Canada (continued)
West Fraser Timber Co. Ltd. .. 1,225 $ 94,580 44.3%
1,423,387
Denmark
Carlsberg A/S, Class B ..... 1,323 232,107 108.8
Coloplast A/S, Class B ...... 191 31,637 14.8
Genmab A/S ............ 120 44,036 20.7
Novo Nordisk A/S, Class B ... 1,617 119,282 55.9
Novozymes A/S, Class B .... 2,436 172,767 81.0
599,829
Finland
Neste OYJ .............. 919 55,573 26.1
Nordea Bank Abp ......... 4,653 48,226 22.6
103,799
France
Arkema SA ............. 278 34,755 16.3
BNP Paribas SA .......... 1,082 69,376 32.5
Carrefour SA ............ 4,287 83,026 38.9
Cie de Saint-Gobain ....... 420 26,500 12.4
Engie SA ............... 8,090 120,504 56.5
Hermes International ....... 44 55,225 25.9
Ipsen SA ............... 480 46,404 21.8
La Francaise des Jeux SAEM . 1,483 75,999 35.6
Orange SA .............. 5,175 64,446 30.2
Publicis Groupe SA ........ 713 46,145 21.6
Suez SA ............... 2,231 53,323 25.0
Teleperformance .......... 154 59,466 27.9
Veolia Environnement SA .... 4,498 143,464 67.3
878,633
Germany
BASF SE ............... 843 67,939 31.9
Bechtle AG ............. 438 89,189 41.8
Deutsche Boerse AG ....... 501 86,335 40.5
Deutsche Post AG (Registered) 5,665 333,653 156.5
E.ON SE ............... 5,383 64,907 30.4
HeidelbergCement AG ...... 1,046 95,848 44.9
Siemens AG (Registered) .... 119 19,853 9.3
Telefonica Deutschland Holding
AG ................. 33,865 98,418 46.2
856,142
Hong Kong
Hang Seng Bank Ltd. ...... 2,100 41,112 19.3
Sun Hung Kai Properties Ltd. . 3,500 52,648 24.7
Swire Pacific Ltd., Class A ... 5,500 44,309 20.8
Techtronic Industries Co. Ltd. . 13,500 244,954 114.8
383,023
Ireland
CRH plc ............... 1,552 73,230 34.3
Smurfit Kappa Group plc .... 512 26,174 12.3
99,404
Israel
Check Point Software
Technologies Ltd. ....... 809 94,499 44.3
Italy
Poste Italiane SpA ......... 2,157 28,238 13.2
Japan
Ajinomoto Co., Inc. ........ 2,300 45,997 21.6
Azbil Corp. .............. 500 20,189 9.5
Bridgestone Corp. ......... 3,100 124,242 58.3
Denso Corp. ............ 7,300 471,967 221.3

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
Japan (continued)
ENEOS Holdings, Inc. ...... 67,000 $ 288,161 135.1%
Fujitsu Ltd. .............. 600 95,315 44.7
Hitachi Ltd. ............. 3,300 163,342 76.6
Honda Motor Co. Ltd. ...... 5,500 164,009 76.9
Hoshizaki Corp. .......... 300 26,651 12.5
Kajima Corp. ............ 2,000 27,666 13.0
Kyocera Corp. ........... 2,700 163,926 76.9
Lawson, Inc. ............ 500 22,471 10.5
Mazda Motor Corp. ........ 8,100 62,898 29.5
McDonald's Holdings Co. Japan
Ltd. ................ 1,000 45,658 21.4
MEIJI Holdings Co. Ltd. ..... 3,800 235,803 110.6
MinebeaMitsumi, Inc. ....... 6,900 173,046 81.1
Mitsubishi Electric Corp. ..... 19,200 295,840 138.7
Mitsubishi Heavy Industries Ltd. 3,400 101,212 47.5
Mitsui Chemicals, Inc. ...... 4,300 135,364 63.5
NEC Corp. .............. 2,000 116,271 54.5
NGK Spark Plug Co. Ltd. .... 1,500 25,050 11.7
Nippon Express Co. Ltd. .... 300 22,960 10.8
Nippon Telegraph & Telephone
Corp. ............... 3,000 75,639 35.5
Nissin Foods Holdings Co. Ltd. 3,400 240,927 113.0
Nitori Holdings Co. Ltd. ..... 700 125,374 58.8
Nitto Denko Corp. ......... 2,500 206,886 97.0
Nomura Holdings, Inc. ...... 6,700 36,014 16.9
Obayashi Corp. .......... 2,500 22,874 10.7
Olympus Corp. ........... 1,000 20,582 9.6
Ono Pharmaceutical Co. Ltd. . 11,200 282,115 132.3
Osaka Gas Co. Ltd. ........ 4,100 79,359 37.2
Otsuka Holdings Co. Ltd. .... 4,700 180,125 84.5
Panasonic Corp. .......... 8,100 95,110 44.6
Recruit Holdings Co. Ltd. .... 100 4,509 2.1
Secom Co. Ltd. ........... 1,000 83,334 39.1
Sega Sammy Holdings, Inc. .. 1,800 25,835 12.1
Sekisui House Ltd. ........ 2,200 44,556 20.9
Shimadzu Corp. .......... 100 3,504 1.6
Shimizu Corp. ........... 3,500 28,679 13.4
Shionogi & Co. Ltd. ........ 400 21,088 9.9
Sony Group Corp. ......... 4,300 429,909 201.6
Subaru Corp. ............ 5,800 107,842 50.6
Sumitomo Electric Industries
Ltd. ................ 2,900 43,152 20.2
Sumitomo Metal Mining Co. Ltd. 1,000 42,338 19.8
Sumitomo Mitsui Financial
Group, Inc. ........... 1,400 49,180 23.1
Taiheiyo Cement Corp. ..... 1,900 47,703 22.4
Taisei Corp. ............. 500 18,474 8.7
Terumo Corp. ............ 2,300 86,968 40.8
Tokyo Gas Co. Ltd. ........ 2,100 42,617 20.0
Toray Industries, Inc. ....... 44,300 275,467 129.2
Toyoda Gosei Co. Ltd. ...... 2,300 56,374 26.4
Toyota Motor Corp. ........ 400 29,930 14.0
Trend Micro, Inc. .......... 600 28,559 13.4
Yakult Honsha Co. Ltd. ..... 2,500 121,692 57.1
Yamaha Motor Co. Ltd. ..... 1,000 24,986 11.7
ZOZO, Inc. .............. 1,000 33,634 15.8
5,843,373
Netherlands
Adyen NV .............. 9 22,150 10.4
Akzo Nobel NV ........... 1,523 182,865 85.7
Koninklijke Ahold Delhaize NV . 2,074 55,815 26.2
Koninklijke Philips NV ...... 826 46,705 21.9
NN Group NV ............ 672 33,518 15.7
Randstad NV ............ 2,122 153,107 71.8
Shares Value
% of Basket
Value
Netherlands (continued)
Royal Dutch Shell plc, Class A . 3,156 $ 59,384 27.8%
553,544
Norway
Norsk Hydro ASA ......... 5,243 33,386 15.7
Orkla ASA .............. 19,590 199,683 93.6
233,069
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 7,400 67,647 31.7
United Overseas Bank Ltd. ... 3,500 69,765 32.7
137,412
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 10,458 58,560 27.5
Endesa SA ............. 3,180 83,639 39.2
Industria de Diseno Textil SA .. 2,290 81,480 38.2
223,679
Sweden
Autoliv, Inc. ............. 572 57,578 27.0
Electrolux AB ............ 3,322 93,238 43.7
Investor AB, Class B ....... 250 21,222 10.0
Skanska AB, Class B ....... 1,807 48,939 22.9
SKF AB, Class B .......... 2,298 59,371 27.8
Swedish Match AB ........ 1,289 105,523 49.5
Telefonaktiebolaget LM Ericsson,
Class B .............. 6,509 89,395 41.9
Telia Co. AB ............. 4,736 19,625 9.2
494,891
Switzerland
Adecco Group AG (Registered) 1,419 96,179 45.1
Kuehne + Nagel International AG
(Registered) ........... 174 52,025 24.4
LafargeHolcim Ltd. (Registered) 4,014 247,695 116.1
Logitech International SA
(Registered) ........... 1,802 200,571 94.0
Novartis AG (Registered) .... 781 66,648 31.3
STMicroelectronics NV ..... 1,892 70,669 33.1
Swiss Life Holding AG
(Registered) ........... 49 23,874 11.2
Swiss Re AG ............ 246 22,839 10.7
UBS Group AG (Registered) .. 9,372 143,116 67.1
923,616
United Kingdom
3i Group plc ............. 2,490 44,102 20.7
Auto Trader Group plc ...... 7,699 60,611 28.4
Aviva plc ............... 36,720 203,008 95.2
Barratt Developments plc .... 2,168 23,116 10.8
Berkeley Group Holdings plc .. 1,631 104,235 48.9
DCC plc ............... 792 68,721 32.2
Kingfisher plc ............ 8,412 41,527 19.5
Legal & General Group plc ... 15,302 57,453 26.9
M&G plc ............... 7,217 21,663 10.2
Persimmon plc ........... 532 23,015 10.8
Phoenix Group Holdings plc .. 1,857 18,217 8.5
SSE plc ................ 2,059 41,743 19.6
WPP plc ............... 2,876 38,775 18.2
746,186
United States
A O Smith Corp. .......... 673 45,596 21.4
ABIOMED, Inc. ........... 555 178,005 83.5

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
United States (continued)
Accenture plc, Class A ...... 305 $ 88,441 41.5%
Adobe, Inc. ............. 543 276,029 129.4
Aflac, Inc. .............. 1,529 82,153 38.5
Agilent Technologies, Inc. .... 2,183 291,736 136.8
Airbnb, Inc., Class A ....... 172 29,706 13.9
Allstate Corp. (The) ........ 2,834 359,351 168.5
Ally Financial, Inc. ......... 498 25,622 12.0
Alphabet, Inc., Class A ...... 51 120,595 56.6
AMERCO .............. 308 183,762 86.2
Ameriprise Financial, Inc. .... 89 22,998 10.8
AmerisourceBergen Corp. ... 952 115,002 53.9
Amgen, Inc. ............. 693 166,071 77.9
Apple, Inc. .............. 1,014 133,300 62.5
Applied Materials, Inc. ...... 2,412 320,097 150.1
Archer-Daniels-Midland Co. .. 732 46,211 21.7
Arista Networks, Inc. ....... 136 42,863 20.1
Arrow Electronics, Inc. ...... 1,266 144,413 67.7
AT&T, Inc. .............. 4,537 142,507 66.8
Athene Holding Ltd., Class A .. 1,986 118,505 55.6
Autodesk, Inc. ........... 1,271 371,018 174.0
Automatic Data Processing, Inc. 405 75,731 35.5
Bank of New York Mellon Corp.
(The) ............... 1,262 62,949 29.5
Berkshire Hathaway, Inc., Class
B .................. 641 176,243 82.6
Best Buy Co., Inc. ......... 1,962 228,122 107.0
Biogen, Inc. ............. 292 78,060 36.6
Booz Allen Hamilton Holding
Corp. ............... 1,024 84,941 39.8
Bunge Ltd. .............. 716 60,445 28.3
Cadence Design Systems, Inc. 1,582 208,460 97.8
Capital One Financial Corp. .. 626 93,324 43.8
Cardinal Health, Inc. ....... 3,304 199,363 93.5
CBRE Group, Inc., Class A ... 925 78,810 37.0
Celanese Corp. .......... 465 72,842 34.2
Cerner Corp. ............ 2,866 215,093 100.9
Cigna Corp. ............. 406 101,098 47.4
Cintas Corp. ............. 82 28,301 13.3
Citigroup, Inc. ............ 2,477 176,461 82.7
Coca-Cola Co. (The) ....... 394 21,268 10.0
Cognizant Technology Solutions
Corp., Class A ......... 1,793 144,157 67.6
Corteva, Inc. ............ 1,029 50,174 23.5
CVS Health Corp. ......... 1,648 125,907 59.0
Darden Restaurants, Inc. .... 377 55,313 25.9
DaVita, Inc. ............. 595 69,335 32.5
Deere & Co. ............. 58 21,509 10.1
Dell Technologies, Inc., Class C 312 30,679 14.4
Delta Air Lines, Inc. ........ 837 39,272 18.4
Devon Energy Corp. ....... 3,707 86,670 40.6
Dollar General Corp. ....... 150 32,213 15.1
Domino's Pizza, Inc. ....... 146 61,662 28.9
DR Horton, Inc. ........... 479 47,081 22.1
DuPont de Nemours, Inc. .... 269 20,743 9.7
eBay, Inc. .............. 1,621 90,436 42.4
Edwards Lifesciences Corp. .. 1,550 148,056 69.4
Electronic Arts, Inc. ........ 3,214 456,645 214.1
Emerson Electric Co. ....... 1,013 91,666 43.0
Equitable Holdings, Inc. ..... 639 21,873 10.3
Evergy, Inc. ............. 590 37,742 17.7
Expeditors International of
Washington, Inc. ........ 1,098 120,626 56.6
F5 Networks, Inc. ......... 266 49,678 23.3
Facebook, Inc., Class A ..... 488 158,639 74.4
Fair Isaac Corp. .......... 58 30,242 14.2
Shares Value
% of Basket
Value
United States (continued)
FedEx Corp. ............ 418 $ 121,350 56.9%
Ferguson plc ............ 230 29,009 13.6
First Republic Bank ........ 157 28,769 13.5
FMC Corp. .............. 252 29,796 14.0
Fortinet, Inc. ............. 606 123,763 58.0
Fortune Brands Home & Security,
Inc. ................. 499 52,385 24.6
Genuine Parts Co. ........ 1,405 175,583 82.3
Gilead Sciences, Inc. ....... 1,342 85,177 39.9
GoDaddy, Inc., Class A ..... 2,219 192,654 90.3
HCA Healthcare, Inc. ....... 208 41,820 19.6
Hershey Co. (The) ........ 73 11,994 5.6
Hewlett Packard Enterprise Co. 2,935 47,019 22.0
Hologic, Inc. ............. 1,080 70,794 33.2
Home Depot, Inc. (The) ..... 285 92,246 43.3
HP, Inc. ................ 3,219 109,800 51.5
Humana, Inc. ............ 49 21,817 10.2
IDEXX Laboratories, Inc. .... 144 79,055 37.1
Illinois Tool Works, Inc. ...... 209 48,166 22.6
International Paper Co. ..... 2,032 117,856 55.3
Invesco Ltd. ............. 873 23,571 11.1
Jazz Pharmaceuticals plc .... 900 147,960 69.4
Johnson Controls International
plc ................. 1,548 96,502 45.3
KeyCorp ............... 6,977 151,820 71.2
Keysight Technologies, Inc. ... 144 20,786 9.7
KLA Corp. .............. 178 56,132 26.3
Knight-Swift Transportation
Holdings, Inc. .......... 1,048 49,382 23.2
Lam Research Corp. ....... 38 23,577 11.1
Lennar Corp., Class A ...... 241 24,968 11.7
Lennox International, Inc. .... 158 52,984 24.8
Lincoln National Corp. ...... 341 21,868 10.3
LKQ Corp. .............. 1,476 68,944 32.3
Lowe's Cos., Inc. ......... 372 73,005 34.2
Lululemon Athletica, Inc. .... 185 62,025 29.1
Markel Corp. ............ 60 70,585 33.1
Masco Corp. ............ 995 63,561 29.8
Masimo Corp. ............ 181 42,113 19.7
Maxim Integrated Products, Inc. 1,368 128,592 60.3
McKesson Corp. .......... 1,060 198,814 93.2
Merck & Co., Inc. ......... 505 37,623 17.6
MetLife, Inc. ............. 1,091 69,420 32.6
Micron Technology, Inc. ..... 303 26,079 12.2
Microsoft Corp. ........... 390 98,350 46.1
Molina Healthcare, Inc. ..... 108 27,551 12.9
Molson Coors Beverage Co.,
Class B .............. 20 1,099 0.5
Monolithic Power Systems, Inc. 99 35,777 16.8
Monster Beverage Corp. .... 241 23,389 11.0
Morgan Stanley .......... 623 51,429 24.1
Mosaic Co. (The) ......... 3,299 116,059 54.4
NetApp, Inc. ............. 365 27,262 12.8
News Corp., Class A ....... 805 21,087 9.9
Nordson Corp. ........... 299 63,212 29.6
Norfolk Southern Corp. ..... 172 48,029 22.5
Northern Trust Corp. ....... 875 99,575 46.7
Novocure Ltd. ............ 289 58,985 27.7
NVR, Inc. ............... 10 50,181 23.5
Old Dominion Freight Line, Inc. 118 30,422 14.3
Omnicom Group, Inc. ....... 1,318 108,419 50.8
O'Reilly Automotive, Inc. .... 165 91,225 42.8
Owens Corning ........... 828 80,159 37.6
PACCAR, Inc. ........... 221 19,863 9.3
Pentair plc .............. 406 26,191 12.3

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
United States (continued)
PepsiCo, Inc. ............ 1,042 $ 150,215 70.4%
PNC Financial Services Group,
Inc. (The) ............ 96 17,947 8.4
Pool Corp. .............. 455 192,247 90.1
PulteGroup, Inc. .......... 2,973 175,764 82.4
Qorvo, Inc. .............. 321 60,403 28.3
QUALCOMM, Inc. ......... 2,826 392,249 183.9
Quest Diagnostics, Inc. ..... 354 46,686 21.9
Raymond James Financial, Inc. 958 125,287 58.8
Regeneron Pharmaceuticals,
Inc. ................. 46 22,140 10.4
Regions Financial Corp. ..... 8,040 175,272 82.2
Robert Half International, Inc. . 936 82,003 38.5
Rockwell Automation, Inc. .... 162 42,810 20.1
Sealed Air Corp. .......... 4,187 206,838 97.0
ServiceNow, Inc. .......... 125 63,296 29.7
Sherwin-Williams Co. (The) .. 402 110,096 51.6
Starbucks Corp. .......... 460 52,665 24.7
Synopsys, Inc. ........... 2,406 594,426 278.7
Take-Two Interactive Software,
Inc. ................. 117 20,519 9.6
Target Corp. ............. 430 89,122 41.8
Teradyne, Inc. ........... 1,770 221,392 103.8
Texas Instruments, Inc. ..... 568 102,530 48.1
Tractor Supply Co. ........ 255 48,093 22.6
Trane Technologies plc ..... 315 54,756 25.7
Tyson Foods, Inc., Class A ... 728 56,384 26.4
Ulta Beauty, Inc. .......... 90 29,642 13.9
Union Pacific Corp. ........ 123 27,317 12.8
Universal Health Services, Inc.,
Class B .............. 696 103,293 48.4
Vail Resorts, Inc. .......... 309 100,474 47.1
Veeva Systems, Inc., Class A . 371 104,789 49.1
Verizon Communications, Inc. . 2,383 137,714 64.6
Vertex Pharmaceuticals, Inc. .. 998 217,764 102.1
Vistra Corp. ............. 2,284 38,531 18.1
Walgreens Boots Alliance, Inc. 815 43,277 20.3
West Pharmaceutical Services,
Inc. ................. 1,237 406,379 190.6
Whirlpool Corp. ........... 290 68,571 32.2
Yum! Brands, Inc. ......... 875 104,580 49.0
Zebra Technologies Corp., Class
A .................. 179 87,305 40.9
15,896,214
Total Reference Entity — Long ............ 30,356,421
Reference Entity — Short
Argentina
MercadoLibre, Inc. ........ (14) (21,994) (10.3)
Australia
CIMIC Group Ltd. ......... (1,178) (17,538) (8.2)
Evolution Mining Ltd. ....... (6,786) (24,028) (11.3)
Insurance Australia Group Ltd. (78,271) (294,910) (138.3)
Orica Ltd. .............. (1,946) (20,260) (9.5)
Transurban Group ......... (27,740) (302,484) (141.8)
(659,220)
Belgium
Anheuser-Busch InBev SA/NV (845) (59,854) (28.1)
Elia Group SA/NV ......... (196) (21,217) (10.0)
Umicore SA ............. (2,183) (132,645) (62.2)
(213,716)
Shares Value
% of Basket
Value
Canada
Agnico Eagle Mines Ltd. ..... (1,587) $ (99,185) (46.5) %
Algonquin Power & Utilities
Corp. ............... (6,264) (101,058) (47.4)
Ballard Power Systems, Inc. .. (2,087) (45,572) (21.4)
Cameco Corp. ........... (1,458) (24,507) (11.5)
Dollarama, Inc. ........... (1,294) (60,302) (28.3)
Emera, Inc. ............. (546) (24,818) (11.6)
Imperial Oil Ltd. .......... (800) (23,105) (10.8)
Northland Power, Inc. ...... (1,734) (59,730) (28.0)
Pan American Silver Corp. ... (634) (20,158) (9.5)
SSR Mining, Inc. .......... (1,346) (21,365) (10.0)
Teck Resources Ltd., Class B . (1,148) (24,293) (11.4)
(504,093)
Chile
Antofagasta plc ........... (2,050) (52,808) (24.8)
China
Prosus NV .............. (540) (58,607) (27.5)
Denmark
Chr Hansen Holding A/S .... (2,759) (253,297) (118.8)
Orsted A/S .............. (149) (21,659) (10.1)
Tryg A/S ............... (1,084) (24,788) (11.6)
Vestas Wind Systems A/S ... (2,510) (104,776) (49.1)
(404,520)
France
Adevinta ASA ............ (2,874) (52,596) (24.7)
Aeroports de Paris ........ (407) (52,170) (24.5)
Air Liquide SA ........... (407) (68,540) (32.1)
Alstom SA .............. (1,061) (57,943) (27.2)
Danone SA ............. (3,526) (248,899) (116.7)
EssilorLuxottica SA ........ (131) (21,804) (10.2)
Iliad SA ................ (838) (152,170) (71.4)
Legrand SA ............. (321) (31,246) (14.6)
LVMH Moet Hennessy Louis
Vuitton SE ............ (408) (307,367) (144.1)
Orpea SA .............. (1,324) (170,401) (79.9)
Pernod Ricard SA ......... (228) (46,824) (22.0)
Renault SA ............. (1,627) (65,582) (30.7)
Safran SA .............. (839) (125,270) (58.7)
Sodexo SA ............. (295) (29,514) (13.8)
Ubisoft Entertainment SA .... (555) (41,649) (19.5)
Worldline SA ............ (862) (84,630) (39.7)
(1,556,605)
Germany
Commerzbank AG ......... (14,348) (94,613) (44.4)
Covestro AG ............ (836) (54,674) (25.6)
Deutsche Bank AG (Registered) (15,358) (213,956) (100.3)
Fresenius Medical Care AG &
Co. KGaA ............ (3,218) (256,237) (120.2)
Fresenius SE & Co. KGaA ... (876) (43,055) (20.2)
Infineon Technologies AG .... (1,303) (52,251) (24.5)
Just Eat Takeaway.com NV ... (3,866) (399,448) (187.3)
KION Group AG .......... (1,236) (123,164) (57.8)
Knorr-Bremse AG ......... (605) (74,159) (34.8)
Sartorius AG (Preference) ... (137) (77,298) (36.2)
Siemens Healthineers AG .... (1,823) (104,178) (48.9)
United Internet AG (Registered) (1,356) (57,031) (26.7)
Zalando SE ............. (220) (22,880) (10.7)
(1,572,944)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
Hong Kong
Melco Resorts & Entertainment
Ltd., ADR ............ (1,091) $ (21,045) (9.9) %
Ireland
Kerry Group plc, Class A .... (395) (51,201) (24.0)
Israel
Wix.com Ltd. ............ (166) (52,768) (24.7)
Italy
Atlantia SpA ............. (5,371) (104,709) (49.1)
Davide Campari-Milano NV .. (7,590) (89,565) (42.0)
Infrastrutture Wireless Italiane
SpA ................ (34,071) (397,523) (186.4)
Moncler SpA ............ (328) (20,103) (9.4)
(611,900)
Japan
Bandai Namco Holdings, Inc. . (600) (44,029) (20.7)
Canon, Inc. ............. (1,000) (23,780) (11.2)
Central Japan Railway Co. ... (700) (102,558) (48.1)
Chubu Electric Power Co., Inc. (5,500) (66,651) (31.3)
Daifuku Co. Ltd. .......... (2,100) (207,569) (97.3)
Dai-ichi Life Holdings, Inc. ... (7,800) (140,845) (66.0)
Daiichi Sankyo Co. Ltd. ..... (1,800) (45,973) (21.6)
Daiwa House Industry Co. Ltd. (600) (17,791) (8.3)
East Japan Railway Co. ..... (400) (27,395) (12.9)
Eisai Co. Ltd. ............ (400) (26,089) (12.2)
FANUC Corp. ............ (300) (69,085) (32.4)
Harmonic Drive Systems, Inc. . (600) (40,350) (18.9)
ITOCHU Corp. ........... (600) (18,731) (8.8)
Japan Airlines Co. Ltd. ...... (2,900) (62,124) (29.1)
Japan Airport Terminal Co. Ltd. (1,000) (44,900) (21.1)
Japan Post Bank Co. Ltd. .... (2,400) (21,947) (10.3)
JFE Holdings, Inc. ......... (2,400) (31,559) (14.8)
Kansai Electric Power Co., Inc.
(The) ............... (12,600) (125,153) (58.7)
Keikyu Corp. ............ (1,800) (23,078) (10.8)
Keio Corp. .............. (400) (26,039) (12.2)
Keyence Corp. ........... (800) (384,042) (180.1)
Kintetsu Group Holdings Co.
Ltd. ................ (500) (17,937) (8.4)
Kirin Holdings Co. Ltd. ...... (2,000) (37,559) (17.6)
Kose Corp. ............. (200) (30,107) (14.1)
Mitsui Fudosan Co. Ltd. ..... (6,700) (145,653) (68.3)
MonotaRO Co. Ltd. ........ (7,900) (200,600) (94.1)
Murata Manufacturing Co. Ltd. (1,100) (87,458) (41.0)
Nihon M&A Center, Inc. ..... (1,200) (31,350) (14.7)
Nippon Paint Holdings Co. Ltd. (3,900) (55,707) (26.1)
Nippon Sanso Holdings Corp. . (1,400) (26,337) (12.4)
Nippon Steel Corp. ........ (4,000) (69,900) (32.8)
Obic Co. Ltd. ............ (900) (173,453) (81.3)
Oji Holdings Corp. ......... (9,600) (60,555) (28.4)
Oracle Corp. Japan ........ (300) (28,127) (13.2)
Oriental Land Co. Ltd. ...... (1,600) (226,817) (106.4)
Otsuka Corp. ............ (5,200) (261,579) (122.7)
PeptiDream, Inc. .......... (600) (25,682) (12.0)
Rakuten Group, Inc. ....... (8,100) (102,969) (48.3)
Resona Holdings, Inc. ...... (11,100) (45,695) (21.4)
Ryohin Keikaku Co. Ltd. ..... (1,300) (27,380) (12.8)
Seibu Holdings, Inc. ....... (4,800) (51,618) (24.2)
Sharp Corp. ............. (4,900) (82,689) (38.8)
Shin-Etsu Chemical Co. Ltd. .. (200) (33,760) (15.8)
Shiseido Co. Ltd. ......... (3,300) (240,145) (112.6)
SMC Corp. .............. (400) (232,431) (109.0)
SoftBank Group Corp. ...... (1,000) (90,111) (42.3)
Shares Value
% of Basket
Value
Japan (continued)
Square Enix Holdings Co. Ltd. . (1,000) $ (55,450) (26.0) %
Sumitomo Corp. .......... (11,700) (158,991) (74.6)
Sumitomo Realty & Development
Co. Ltd. .............. (2,800) (93,467) (43.8)
Takeda Pharmaceutical Co. Ltd. (8,300) (277,224) (130.0)
Tobu Railway Co. Ltd. ...... (900) (23,175) (10.9)
Tokio Marine Holdings, Inc. ... (5,100) (244,580) (114.7)
Tokyu Corp. ............. (1,400) (18,005) (8.4)
Unicharm Corp. .......... (400) (15,548) (7.3)
Welcia Holdings Co. Ltd. .... (600) (18,721) (8.8)
West Japan Railway Co. .... (2,200) (121,629) (57.0)
Yaskawa Electric Corp. ..... (2,900) (133,675) (62.7)
Z Holdings Corp. .......... (33,400) (154,050) (72.2)
(5,249,822)
Luxembourg
Eurofins Scientific SE ...... (1,347) (133,409) (62.6)
Mexico
Fresnillo plc ............. (1,699) (19,319) (9.1)
Netherlands
ABN AMRO Bank NV, CVA ... (190) (2,453) (1.1)
Argenx SE .............. (126) (36,207) (17.0)
Heineken NV ............ (309) (35,844) (16.8)
(74,504)
Norway
Mowi ASA .............. (7,608) (187,690) (88.0)
Saudi Arabia
Delivery Hero SE ......... (1,440) (228,443) (107.1)
Spain
Aena SME SA ........... (465) (80,815) (37.9)
Amadeus IT Group SA ...... (413) (28,125) (13.2)
CaixaBank SA ........... (53,206) (170,204) (79.8)
Cellnex Telecom SA ....... (9,439) (533,908) (250.3)
Grifols SA .............. (8,905) (241,202) (113.1)
Siemens Gamesa Renewable
Energy SA ............ (2,248) (81,197) (38.1)
(1,135,451)
Sweden
H & M Hennes & Mauritz AB,
Class B .............. (874) (21,507) (10.1)
Hexagon AB, Class B ...... (2,017) (192,662) (90.3)
ICA Gruppen AB .......... (5,795) (267,109) (125.3)
Investment AB Latour, Class B (2,019) (61,677) (28.9)
Svenska Handelsbanken AB,
Class A .............. (1,906) (22,072) (10.3)
(565,027)
Switzerland
ABB Ltd. (Registered) ...... (769) (24,979) (11.7)
Barry Callebaut AG (Registered) (53) (117,019) (54.9)
Clariant AG (Registered) .... (2,607) (54,607) (25.6)
EMS-Chemie Holding AG
(Registered) ........... (154) (143,792) (67.4)
Lonza Group AG (Registered) . (37) (23,521) (11.0)
Sika AG (Registered) ....... (96) (28,672) (13.4)
Vifor Pharma AG .......... (1,015) (146,285) (68.6)
(538,875)
United Arab Emirates
NMC Health plc .......... (6,160) — (0.0)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
United Kingdom
Admiral Group plc ......... (4,077) $ (176,162) (82.6) %
Associated British Foods plc .. (533) (17,007) (8.0)
AstraZeneca plc .......... (666) (70,892) (33.2)
AVEVA Group plc ......... (1,077) (51,762) (24.3)
British American Tobacco plc . (1,146) (42,520) (19.9)
Halma plc .............. (1,247) (44,559) (20.9)
Hargreaves Lansdown plc ... (6,028) (143,115) (67.1)
InterContinental Hotels Group
plc ................. (503) (35,745) (16.8)
Linde plc ............... (685) (195,800) (91.8)
London Stock Exchange Group
plc ................. (251) (25,644) (12.0)
Melrose Industries plc ...... (26,435) (59,510) (27.9)
Natwest Group plc ........ (22,748) (61,734) (29.0)
Ocado Group plc ......... (4,649) (134,584) (63.1)
Reckitt Benckiser Group plc .. (2,646) (235,594) (110.5)
Rolls-Royce Holdings plc .... (29,876) (43,237) (20.3)
Spirax-Sarco Engineering plc . (1,337) (218,231) (102.3)
Taylor Wimpey plc ......... (23,583) (58,502) (27.4)
Tesco plc ............... (18,247) (55,700) (26.1)
Unilever plc ............. (2,705) (158,451) (74.3)
(1,828,749)
United States
Abbott Laboratories ........ (763) (91,621) (43.0)
Advanced Micro Devices, Inc. . (556) (45,381) (21.3)
Air Products & Chemicals, Inc. (166) (47,888) (22.5)
Akamai Technologies, Inc. ... (1,055) (114,679) (53.8)
Albemarle Corp. .......... (141) (23,712) (11.1)
Alnylam Pharmaceuticals, Inc. . (313) (44,020) (20.6)
American Electric Power Co.,
Inc. ................. (1,218) (108,049) (50.7)
American Water Works Co., Inc. (404) (63,020) (29.6)
Analog Devices, Inc. ....... (845) (129,420) (60.7)
ANSYS, Inc. ............. (444) (162,353) (76.1)
Aptiv plc ............... (748) (107,630) (50.5)
Arthur J Gallagher & Co. .... (562) (81,462) (38.2)
Atmos Energy Corp. ....... (360) (37,292) (17.5)
Baker Hughes Co. ......... (3,722) (74,738) (35.0)
Ball Corp. .............. (226) (21,163) (9.9)
Baxter International, Inc. .... (1,202) (102,999) (48.3)
BioMarin Pharmaceutical, Inc. . (307) (23,921) (11.2)
Black Knight, Inc. ......... (1,498) (108,485) (50.9)
Boeing Co. (The) ......... (567) (132,854) (62.3)
BorgWarner, Inc. .......... (924) (44,888) (21.0)
Boston Scientific Corp. ...... (1,474) (64,266) (30.1)
Broadcom, Inc. ........... (259) (118,156) (55.4)
Brown & Brown, Inc. ....... (913) (48,553) (22.8)
Brown-Forman Corp., Class B . (452) (34,479) (16.2)
Burlington Stores, Inc. ...... (74) (24,148) (11.3)
Cable One, Inc. .......... (44) (78,760) (36.9)
CarMax, Inc. ............ (413) (55,028) (25.8)
Carnival Corp. ........... (2,937) (82,119) (38.5)
Carrier Global Corp. ....... (934) (40,704) (19.1)
Carvana Co. ............ (165) (47,068) (22.1)
Catalent, Inc. ............ (2,456) (276,226) (129.5)
Centene Corp. ........... (1,733) (106,995) (50.2)
CenterPoint Energy, Inc. .... (1,863) (45,625) (21.4)
Ceridian HCM Holding, Inc. .. (1,163) (109,880) (51.5)
Charles Schwab Corp. (The) .. (1,749) (123,130) (57.7)
Charter Communications, Inc.,
Class A .............. (42) (28,285) (13.3)
Cheniere Energy, Inc. ...... (295) (22,868) (10.7)
Chevron Corp. ........... (1,690) (174,188) (81.7)
Chewy, Inc., Class A ....... (1,174) (93,591) (43.9)
Shares Value
% of Basket
Value
United States (continued)
Church & Dwight Co., Inc. ... (374) $ (32,067) (15.0) %
Cisco Systems, Inc. ........ (490) (24,946) (11.7)
CME Group, Inc. .......... (202) (40,802) (19.1)
CMS Energy Corp. ........ (468) (30,135) (14.1)
Conagra Brands, Inc. ....... (649) (24,071) (11.3)
CoStar Group, Inc. ........ (169) (144,399) (67.7)
Crowdstrike Holdings, Inc., Class
A .................. (100) (20,851) (9.8)
CyberArk Software Ltd. ..... (226) (31,753) (14.9)
Datadog, Inc., Class A ...... (775) (66,472) (31.2)
DocuSign, Inc. ........... (131) (29,205) (13.7)
DraftKings, Inc., Class A ..... (738) (41,815) (19.6)
Duke Energy Corp. ........ (967) (97,367) (45.7)
Eastman Chemical Co. ..... (426) (49,156) (23.0)
Elanco Animal Health, Inc. ... (8,639) (273,943) (128.5)
Eli Lilly & Co. ............ (150) (27,415) (12.9)
Enphase Energy, Inc. ....... (140) (19,495) (9.1)
Equifax, Inc. ............. (190) (43,554) (20.4)
Erie Indemnity Co., Class A .. (200) (42,804) (20.1)
Essential Utilities, Inc. ...... (4,479) (211,095) (99.0)
Eversource Energy ........ (240) (20,693) (9.7)
Exact Sciences Corp. ...... (1,356) (178,748) (83.8)
Exxon Mobil Corp. ......... (790) (45,220) (21.2)
Fidelity National Information
Services, Inc. .......... (550) (84,095) (39.4)
Fiserv, Inc. .............. (671) (80,601) (37.8)
Freeport-McMoRan, Inc. .... (3,975) (149,897) (70.3)
General Electric Co. ....... (4,975) (65,272) (30.6)
General Mills, Inc. ......... (1,626) (98,958) (46.4)
Global Payments, Inc. ...... (532) (114,183) (53.5)
Halliburton Co. ........... (1,753) (34,289) (16.1)
Hess Corp. ............. (2,616) (194,918) (91.4)
Hilton Worldwide Holdings, Inc. (185) (23,810) (11.2)
Hormel Foods Corp. ....... (1,309) (60,476) (28.4)
Huntington Bancshares, Inc. .. (9,330) (142,936) (67.0)
IAC/InterActiveCorp ........ (662) (167,797) (78.7)
Illumina, Inc. ............ (89) (34,963) (16.4)
Ingersoll Rand, Inc. ........ (748) (36,959) (17.3)
Insulet Corp. ............ (138) (40,740) (19.1)
International Flavors &
Fragrances, Inc. ........ (592) (84,165) (39.5)
Ionis Pharmaceuticals, Inc. ... (1,515) (64,872) (30.4)
IPG Photonics Corp. ....... (305) (66,219) (31.1)
Johnson & Johnson ........ (963) (156,709) (73.5)
Kellogg Co. ............. (55) (3,433) (1.6)
Keurig Dr Pepper, Inc. ...... (3,188) (114,290) (53.6)
Kimberly-Clark Corp. ....... (1,578) (210,379) (98.6)
L3Harris Technologies, Inc. ... (122) (25,526) (12.0)
Las Vegas Sands Corp. ..... (856) (52,439) (24.6)
Leidos Holdings, Inc. ....... (779) (78,897) (37.0)
Liberty Broadband Corp., Class
C .................. (1,854) (301,683) (141.5)
Live Nation Entertainment, Inc. (866) (70,908) (33.2)
Marathon Petroleum Corp. ... (1,091) (60,714) (28.5)
MarketAxess Holdings, Inc. .. (69) (33,704) (15.8)
Marriott International, Inc., Class
A .................. (243) (36,090) (16.9)
Marsh & McLennan Cos., Inc. . (781) (105,982) (49.7)
McCormick & Co., Inc. (Non-
Voting) .............. (708) (63,975) (30.0)
Medtronic plc ............ (1,477) (193,369) (90.7)
Microchip Technology, Inc. ... (903) (135,712) (63.6)
Moody's Corp. ........... (64) (20,909) (9.8)
MSCI, Inc. .............. (172) (83,552) (39.2)
Nasdaq, Inc. ............ (277) (44,747) (21.0)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
United States (continued)
Netflix, Inc. .............. (46) $ (23,620) (11.1) %
Neurocrine Biosciences, Inc. .. (459) (43,371) (20.3)
Newell Brands, Inc. ........ (4,251) (114,607) (53.7)
NextEra Energy, Inc. ....... (2,250) (174,398) (81.8)
Occidental Petroleum Corp. .. (3,356) (85,108) (39.9)
ON Semiconductor Corp. .... (2,306) (89,934) (42.2)
Oracle Corp. ............ (487) (36,910) (17.3)
Packaging Corp. of America .. (240) (35,436) (16.6)
Palo Alto Networks, Inc. ..... (158) (55,836) (26.2)
PayPal Holdings, Inc. ...... (211) (55,343) (26.0)
PerkinElmer, Inc. ......... (659) (85,426) (40.1)
PG&E Corp. ............. (10,012) (113,336) (53.1)
Plug Power, Inc. .......... (1,111) (31,675) (14.9)
Procter & Gamble Co. (The) .. (577) (76,983) (36.1)
Progressive Corp. (The) ..... (458) (46,139) (21.6)
QIAGEN NV ............. (2,398) (116,911) (54.8)
Republic Services, Inc. ..... (1,229) (130,643) (61.3)
ResMed, Inc. ............ (129) (24,248) (11.4)
RingCentral, Inc., Class A .... (402) (128,218) (60.1)
Rollins, Inc. ............. (4,772) (177,900) (83.4)
Roper Technologies, Inc. .... (1,049) (468,316) (219.6)
Royal Caribbean Cruises Ltd. . (1,645) (143,033) (67.1)
salesforce.com, Inc. ....... (566) (130,361) (61.1)
Sarepta Therapeutics, Inc. ... (671) (47,534) (22.3)
Schlumberger NV ......... (9,926) (268,498) (125.9)
Seagen, Inc. ............ (572) (82,231) (38.6)
Snowflake, Inc., Class A ..... (115) (26,633) (12.5)
SolarEdge Technologies, Inc. . (277) (73,001) (34.2)
Southwest Airlines Co. ...... (829) (52,045) (24.4)
Splunk, Inc. ............. (819) (103,538) (48.6)
Square, Inc., Class A ....... (70) (17,137) (8.0)
Steel Dynamics, Inc. ....... (143) (7,753) (3.6)
STERIS plc ............. (323) (68,159) (32.0)
Sunrun, Inc. ............. (1,200) (58,800) (27.6)
TE Connectivity Ltd. ....... (887) (119,275) (55.9)
Teladoc Health, Inc. ........ (514) (88,588) (41.5)
Teledyne Technologies, Inc. .. (104) (46,566) (21.8)
Teleflex, Inc. ............. (159) (67,174) (31.5)
Tenaris SA .............. (2,669) (28,620) (13.4)
Tesla, Inc. .............. (44) (31,215) (14.6)
Thermo Fisher Scientific, Inc. . (255) (119,909) (56.2)
T-Mobile US, Inc. ......... (1,786) (235,984) (110.7)
Tradeweb Markets, Inc., Class A (494) (40,152) (18.8)
TransUnion ............. (230) (24,056) (11.3)
Twilio, Inc., Class A ........ (381) (140,132) (65.7)
Tyler Technologies, Inc. ..... (537) (228,150) (107.0)
UnitedHealth Group, Inc. .... (68) (27,118) (12.7)
Valero Energy Corp. ....... (2,363) (174,767) (82.0)
Verisk Analytics, Inc. ....... (354) (66,623) (31.2)
Viatris, Inc. .............. (6,389) (84,974) (39.8)
Visa, Inc., Class A ......... (2,277) (531,816) (249.4)
W R Berkley Corp. ........ (1,966) (156,730) (73.5)
Walmart, Inc. ............ (231) (32,319) (15.2)
Walt Disney Co. (The) ...... (174) (32,367) (15.2)
Waste Connections, Inc. ..... (1,134) (135,071) (63.3)
Waste Management, Inc. .... (710) (97,959) (45.9)
Wayfair, Inc., Class A ....... (97) (28,670) (13.4)
Western Digital Corp. ....... (2,881) (203,485) (95.4)
Wynn Resorts Ltd. ........ (303) (38,905) (18.2)
Xcel Energy, Inc. .......... (529) (37,718) (17.7)
Xylem, Inc. .............. (331) (36,625) (17.2)
Zendesk, Inc. ............ (152) (22,215) (10.4)
Zillow Group, Inc., Class C ... (624) (81,195) (38.1)
Zoetis, Inc. .............. (795) (137,559) (64.5)
Shares Value
% of Basket
Value
United States (continued)
Zoom Video Communications,
Inc., Class A ........... (103) $ (32,916) (15.4) %
Zscaler, Inc. ............. (558) (104,703) (49.1)
(14,400,455)
Total Reference Entity — Short ............ (30,143,165)
Net Value of Reference Entity — Credit Suisse
International ......................... $ 213,256
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutsche Bank AG, as of April 30, 2021, expiration dates 03/29/21-02/17/23:
Reference Entity — Long
Australia
Aristocrat Leisure Ltd. ...... 8,879 253,250 (214.1)
Aurizon Holdings Ltd. ...... 39,587 113,891 (96.3)
BHP Group plc ........... 3,950 118,954 (100.6)
Brambles Ltd. ............ 51,371 411,529 (347.9)
REA Group Ltd. .......... 1,630 198,314 (167.7)
Rio Tinto Ltd. ............ 411 38,200 (32.3)
Rio Tinto plc ............. 1,448 121,281 (102.5)
Sonic Healthcare Ltd. ...... 1,731 47,845 (40.5)
Suncorp Group Ltd. ........ 22,587 182,674 (154.4)
Tabcorp Holdings Ltd. ...... 109,959 419,258 (354.5)
Telstra Corp. Ltd. ......... 50,684 132,406 (111.9)
Wesfarmers Ltd. .......... 2,868 119,555 (101.1)
2,157,157
Austria
OMV AG ............... 844 41,490 (35.1)
Raiffeisen Bank International AG 8,460 184,831 (156.3)
voestalpine AG ........... 882 38,265 (32.3)
264,586
Belgium
Ageas SA/NV ............ 364 22,015 (18.6)
KBC Group NV ........... 580 45,001 (38.1)
Proximus SADP .......... 15,846 337,598 (285.4)
Solvay SA .............. 475 60,402 (51.1)
UCB SA ............... 1,750 162,047 (137.0)
627,063
Denmark
AP Moller - Maersk A/S, Class B 110 273,639 (231.4)
Genmab A/S ............ 274 100,548 (85.0)
Novo Nordisk A/S, Class B ... 7,560 557,682 (471.5)
Novozymes A/S, Class B .... 6,555 464,898 (393.0)
Pandora A/S ............ 1,383 156,623 (132.4)
1,553,390
Finland
Kesko OYJ, Class B ....... 941 28,653 (24.2)
Neste OYJ .............. 3,892 235,352 (199.0)
Nordea Bank Abp ......... 13,320 138,056 (116.7)
Orion OYJ, Class B ........ 594 26,302 (22.2)
Sampo OYJ, Class A ....... 953 45,205 (38.2)
473,568
France
Arkema SA ............. 156 19,503 (16.5)
BioMerieux ............. 408 48,532 (41.0)
BNP Paribas SA .......... 4,093 262,434 (221.9)
Bollore SA .............. 30,991 156,468 (132.3)
Capgemini SE ........... 735 134,687 (113.9)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
France (continued)
Carrefour SA ............ 2,355 $ 45,609 (38.6) %
Cie de Saint-Gobain ....... 4,377 276,167 (233.5)
Cie Generale des Etablissements
Michelin SCA .......... 1,134 164,091 (138.7)
CNP Assurances .......... 1,567 27,408 (23.2)
Engie SA ............... 15,788 235,169 (198.8)
Eurazeo SE ............. 1,908 158,973 (134.4)
Hermes International ....... 117 146,848 (124.1)
Ipsen SA ............... 1,422 137,472 (116.2)
La Francaise des Jeux SAEM . 6,071 311,119 (263.0)
Natixis SA .............. 4,660 22,755 (19.2)
Orange SA .............. 73,882 920,069 (777.9)
Publicis Groupe SA ........ 6,895 446,244 (377.3)
Sanofi ................. 1,950 204,443 (172.8)
Schneider Electric SE ...... 1,002 159,875 (135.2)
SCOR SE .............. 1,135 36,674 (31.0)
SEB SA ................ 431 78,492 (66.4)
Societe Generale SA ....... 4,052 115,268 (97.4)
Suez SA ............... 1,940 46,368 (39.2)
Teleperformance .......... 257 99,239 (83.9)
Thales SA .............. 1,133 115,505 (97.7)
Valeo SA ............... 495 16,041 (13.6)
Vinci SA ............... 644 70,666 (59.7)
Wendel SE ............. 632 84,126 (71.1)
4,540,245
Germany
Allianz SE (Registered) ..... 976 253,386 (214.2)
BASF SE ............... 3,862 311,244 (263.1)
Bayer AG (Registered) ...... 453 29,313 (24.8)
Brenntag SE ............ 1,011 90,762 (76.7)
Deutsche Boerse AG ....... 303 52,215 (44.1)
Deutsche Post AG (Registered) 6,817 401,502 (339.5)
E.ON SE ............... 19,770 238,384 (201.5)
GEA Group AG ........... 3,925 172,364 (145.7)
Hannover Rueck SE ....... 592 109,319 (92.4)
HeidelbergCement AG ...... 2,954 270,685 (228.9)
LANXESS AG ........... 485 35,692 (30.2)
LEG Immobilien SE ........ 827 115,065 (97.3)
Merck KGaA ............ 498 87,491 (74.0)
Nemetschek SE .......... 250 18,636 (15.8)
SAP SE ................ 154 21,563 (18.2)
Scout24 AG ............. 547 45,478 (38.5)
Siemens AG (Registered) .... 2,097 349,853 (295.8)
Volkswagen AG .......... 107 33,970 (28.7)
2,636,922
Hong Kong
Hongkong Land Holdings Ltd. . 9,500 46,980 (39.7)
Italy
Eni SpA ................ 32,640 388,772 (328.7)
Intesa Sanpaolo SpA ....... 149,651 417,214 (352.7)
Poste Italiane SpA ......... 6,243 81,728 (69.1)
Snam SpA .............. 8,262 46,491 (39.3)
Terna Rete Elettrica Nazionale
SpA ................ 19,732 145,453 (123.0)
1,079,658
Luxembourg
SES SA ................ 16,135 122,312 (103.4)
Netherlands
Adyen NV .............. 41 100,905 (85.3)
Koninklijke Ahold Delhaize NV . 26,209 705,334 (596.3)
Koninklijke KPN NV ........ 12,650 43,638 (36.9)
Koninklijke Philips NV ...... 13,642 771,362 (652.2)
Shares Value
% of Basket
Value
Netherlands (continued)
Koninklijke Vopak NV ...... 431 $ 19,735 (16.7) %
NN Group NV ............ 11,793 588,217 (497.3)
Randstad NV ............ 6,075 438,325 (370.6)
Wolters Kluwer NV ........ 1,033 93,436 (79.0)
2,760,952
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 6,666 171,802 (145.3)
Norway
DNB ASA ............... 370 7,935 (6.7)
Equinor ASA ............ 2,994 60,457 (51.1)
Norsk Hydro ASA ......... 33,163 211,175 (178.5)
279,567
Portugal
EDP - Energias de Portugal SA 13,508 75,061 (63.5)
Russia
Evraz plc ............... 3,818 33,859 (28.6)
Singapore
DBS Group Holdings Ltd. .... 3,700 82,921 (70.1)
Oversea-Chinese Banking Corp.
Ltd. ................ 23,900 218,483 (184.7)
Singapore Technologies
Engineering Ltd. ........ 50,700 146,673 (124.0)
Singapore Telecommunications
Ltd. ................ 36,300 68,104 (57.6)
516,181
South Africa
Anglo American plc ........ 1,366 57,919 (49.0)
Spain
ACS Actividades de Construccion
y Servicios SA ......... 256 8,341 (7.1)
Endesa SA ............. 24,558 645,918 (546.1)
Industria de Diseno Textil SA .. 1,749 62,231 (52.6)
Repsol SA .............. 14,167 169,101 (143.0)
Telefonica SA ............ 7,891 36,569 (30.9)
922,160
Sweden
Alfa Laval AB ............ 663 22,391 (18.9)
Boliden AB .............. 3,116 121,205 (102.5)
Electrolux AB ............ 17,907 502,590 (424.9)
Evolution Gaming Group AB .. 102 20,136 (17.0)
Husqvarna AB, Class B ..... 29,902 416,402 (352.1)
Industrivarden AB, Class C ... 1,236 44,583 (37.7)
Investor AB, Class B ....... 2,513 213,320 (180.4)
Kinnevik AB, Class B ....... 892 49,231 (41.6)
Lundin Energy AB ......... 1,989 63,445 (53.6)
Skanska AB, Class B ....... 10,369 280,825 (237.4)
Swedish Match AB ........ 999 81,783 (69.1)
Tele2 AB, Class B ......... 2,315 29,901 (25.3)
Telefonaktiebolaget LM Ericsson,
Class B .............. 12,034 165,277 (139.7)
Telia Co. AB ............. 49,912 206,827 (174.9)
2,217,916
Switzerland
Coca-Cola HBC AG ........ 628 21,705 (18.4)
STMicroelectronics NV ..... 260 9,711 (8.2)
31,416

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
United Kingdom
3i Group plc ............. 23,143 $ 409,904 (346.6) %
Aviva plc ............... 22,213 122,806 (103.8)
Barratt Developments plc .... 27,611 294,395 (248.9)
Berkeley Group Holdings plc .. 1,254 80,141 (67.8)
BP plc ................. 7,118 29,798 (25.2)
Burberry Group plc ........ 3,774 107,421 (90.8)
Direct Line Insurance Group plc 7,536 29,652 (25.1)
Entain plc .............. 2,543 59,447 (50.3)
Imperial Brands plc ........ 9,445 196,867 (166.4)
Intertek Group plc ......... 1,894 160,553 (135.7)
Johnson Matthey plc ....... 513 23,021 (19.5)
Kingfisher plc ............ 36,313 179,265 (151.6)
Legal & General Group plc ... 20,647 77,521 (65.5)
M&G plc ............... 34,925 104,832 (88.6)
Next plc ................ 863 93,002 (78.6)
Persimmon plc ........... 8,958 387,528 (327.6)
Phoenix Group Holdings plc .. 8,958 87,876 (74.3)
Rentokil Initial plc ......... 4,706 32,525 (27.5)
Schroders plc ............ 3,356 167,208 (141.4)
United Utilities Group plc .... 2,160 28,892 (24.4)
Vodafone Group plc ........ 211,265 398,700 (337.1)
WPP plc ............... 37,733 508,721 (430.1)
3,580,075
United States
Ferguson plc ............ 1,828 230,559 (194.9)
Total Reference Entity — Long ............ 24,379,348
Reference Entity — Short
Australia
Afterpay Ltd. ............ (1,586) (142,844) 120.8
AMP Ltd. ............... (95,627) (82,119) 69.4
Ampol Ltd. .............. (2,231) (43,977) 37.2
APA Group .............. (3,290) (25,420) 21.5
AusNet Services .......... (101,672) (148,820) 125.8
Commonwealth Bank of
Australia ............. (1,377) (94,265) 79.7
Crown Resorts Ltd. ........ (12,821) (120,398) 101.8
CSL Ltd. ............... (574) (119,905) 101.4
Lendlease Corp. Ltd. ....... (3,164) (30,918) 26.1
Macquarie Group Ltd. ...... (321) (39,567) 33.5
Medibank Pvt Ltd. ......... (51,179) (121,431) 102.7
National Australia Bank Ltd. .. (1,152) (23,575) 19.9
Newcrest Mining Ltd. ....... (1,183) (24,178) 20.4
Northern Star Resources Ltd. . (10,937) (87,873) 74.3
Oil Search Ltd. ........... (35,475) (102,466) 86.6
Orica Ltd. .............. (27,915) (290,628) 245.7
Qantas Airways Ltd. ....... (5,903) (22,391) 18.9
Santos Ltd. ............. (7,084) (37,605) 31.8
Sydney Airport ........... (24,267) (115,405) 97.6
TPG Telecom Ltd. ......... (9,874) (41,921) 35.4
Transurban Group ......... (33,995) (370,691) 313.4
Treasury Wine Estates Ltd. ... (9,426) (72,844) 61.6
Westpac Banking Corp. ..... (18,559) (357,645) 302.4
Woolworths Group Ltd. ..... (689) (20,897) 17.7
(2,537,783)
Austria
Verbund AG ............. (1,052) (86,394) 73.0
Belgium
Elia Group SA/NV ......... (3,927) (425,094) 359.4
Galapagos NV ........... (510) (39,706) 33.6
Groupe Bruxelles Lambert SA . (298) (32,587) 27.5
Sofina SA .............. (363) (137,925) 116.6
Shares Value
% of Basket
Value
Belgium (continued)
Umicore SA ............. (881) $ (53,532) 45.3%
(688,844)
Chile
Antofagasta plc ........... (7,680) (197,838) 167.3
China
Prosus NV .............. (3,096) (336,014) 284.1
Denmark
Ambu A/S, Class B ........ (3,561) (199,312) 168.5
Chr Hansen Holding A/S .... (2,644) (242,739) 205.2
H Lundbeck A/S .......... (1,617) (49,792) 42.1
Orsted A/S .............. (379) (55,093) 46.6
ROCKWOOL International A/S,
Class B .............. (415) (185,629) 156.9
Tryg A/S ............... (25,330) (579,218) 489.7
Vestas Wind Systems A/S ... (6,355) (265,280) 224.3
(1,577,063)
Finland
Elisa OYJ .............. (291) (16,496) 13.9
Kone OYJ, Class B ........ (305) (23,955) 20.2
Nokia OYJ .............. (3,624) (17,167) 14.5
Wartsila OYJ Abp ......... (15,296) (197,394) 166.9
(255,012)
France
Adevinta ASA ............ (6,962) (127,409) 107.7
Aeroports de Paris ........ (556) (71,270) 60.3
Air Liquide SA ........... (533) (89,758) 75.9
Airbus SE .............. (1,758) (211,417) 178.7
Alstom SA .............. (5,590) (305,279) 258.1
AXA SA ................ (835) (23,585) 19.9
Danone SA ............. (2,024) (142,873) 120.8
Dassault Aviation SA ....... (236) (257,106) 217.4
Dassault Systemes SE ..... (334) (77,479) 65.5
Eiffage SA .............. (1,243) (136,155) 115.1
Electricite de France SA ..... (3,404) (49,668) 42.0
EssilorLuxottica SA ........ (2,344) (390,135) 329.8
Faurecia SE ............. (640) (34,577) 29.2
Getlink SE .............. (14,178) (225,535) 190.7
Kering SA .............. (67) (53,688) 45.4
LVMH Moet Hennessy Louis
Vuitton SE ............ (340) (256,139) 216.6
Orpea SA .............. (675) (86,874) 73.4
Pernod Ricard SA ......... (260) (53,395) 45.1
Remy Cointreau SA ........ (1,452) (290,113) 245.3
Renault SA ............. (5,660) (228,145) 192.9
Safran SA .............. (2,254) (336,542) 284.5
Sartorius Stedim Biotech .... (75) (34,446) 29.1
TOTAL SE .............. (5,967) (263,728) 223.0
Ubisoft Entertainment SA .... (454) (34,070) 28.8
Worldline SA ............ (3,384) (332,235) 280.9
(4,111,621)
Germany
Bayerische Motoren Werke AG
(Preference) .......... (434) (35,546) 30.0
Beiersdorf AG ............ (1,314) (148,312) 125.4
Deutsche Lufthansa AG
(Registered) ........... (6,671) (86,179) 72.9
Deutsche Telekom AG
(Registered) ........... (12,402) (238,677) 201.8
Deutsche Wohnen SE ...... (528) (28,564) 24.1
Evonik Industries AG ....... (3,502) (122,602) 103.6

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
Germany (continued)
Fresenius Medical Care AG &
Co. KGaA ............ (15) $ (1,194) 1.0%
Fuchs Petrolub SE (Preference) (1,202) (64,006) 54.1
Hochtief AG ............. (1,001) (93,865) 79.4
Infineon Technologies AG .... (16,426) (658,692) 556.9
Just Eat Takeaway.com NV ... (2,864) (295,918) 250.2
KION Group AG .......... (472) (47,034) 39.8
Knorr-Bremse AG ......... (1,889) (231,546) 195.8
MTU Aero Engines AG ...... (86) (21,703) 18.3
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) (224) (64,721) 54.7
Porsche Automobil Holding SE
(Preference) .......... (1,341) (141,364) 119.5
Rational AG ............. (83) (69,044) 58.4
Sartorius AG (Preference) ... (431) (243,179) 205.6
Siemens Energy AG ....... (892) (29,835) 25.2
Siemens Healthineers AG .... (9,411) (537,806) 454.7
Symrise AG ............. (413) (53,333) 45.1
TeamViewer AG .......... (4,785) (227,443) 192.3
Vonovia SE ............. (1,249) (82,065) 69.4
Zalando SE ............. (1,163) (120,950) 102.3
(3,643,578)
Italy
Amplifon SpA ............ (1,420) (59,932) 50.7
Ferrari NV .............. (651) (139,455) 117.9
FinecoBank Banca Fineco SpA (3,616) (62,195) 52.6
Infrastrutture Wireless Italiane
SpA ................ (7,575) (88,381) 74.7
Mediobanca Banca di Credito
Finanziario SpA ........ (14,941) (168,751) 142.7
Moncler SpA ............ (1,821) (111,610) 94.4
Recordati Industria Chimica e
Farmaceutica SpA ...... (703) (38,734) 32.7
(669,058)
Luxembourg
ArcelorMittal SA .......... (7,181) (208,756) 176.5
Mexico
Fresnillo plc ............. (5,066) (57,606) 48.7
Netherlands
ABN AMRO Bank NV, CVA ... (7,248) (93,587) 79.1
Argenx SE .............. (81) (23,276) 19.7
Heineken NV ............ (2,346) (272,135) 230.1
ING Groep NV ........... (1,881) (24,030) 20.3
JDE Peet's NV ........... (3,187) (123,911) 104.8
Koninklijke DSM NV ....... (155) (27,792) 23.5
(564,731)
New Zealand
a2 Milk Co. Ltd. (The) ...... (6,005) (32,830) 27.8
Auckland International Airport
Ltd. ................ (48,226) (260,809) 220.5
Ryman Healthcare Ltd. ..... (17,649) (178,432) 150.9
(472,071)
Norway
Gjensidige Forsikring ASA ... (3,447) (78,278) 66.2
Mowi ASA .............. (4,202) (103,664) 87.6
Schibsted ASA, Class A ..... (2,032) (102,116) 86.3
(284,058)
Portugal
Jeronimo Martins SGPS SA .. (9,836) (179,627) 151.9
Shares Value
% of Basket
Value
Saudi Arabia
Delivery Hero SE ......... (1,972) $ (312,840) 264.5%
Singapore
CapitaLand Ltd. .......... (105,900) (295,214) 249.6
Singapore Airlines Ltd. ...... (20,500) (77,693) 65.7
UOL Group Ltd. .......... (33,300) (192,147) 162.5
Venture Corp. Ltd. ......... (1,500) (22,633) 19.1
(587,687)
Spain
Aena SME SA ........... (1,798) (312,485) 264.2
Amadeus IT Group SA ...... (2,530) (172,288) 145.7
Cellnex Telecom SA ....... (12,219) (691,156) 584.3
Ferrovial SA ............. (14,605) (414,651) 350.6
Grifols SA .............. (5,026) (136,135) 115.1
Siemens Gamesa Renewable
Energy SA ............ (2,819) (101,822) 86.1
(1,828,537)
Sweden
Assa Abloy AB, Class B ..... (3,712) (105,828) 89.5
Essity AB, Class B ........ (2,930) (95,629) 80.8
Fastighets AB Balder, Class B . (1,562) (89,999) 76.1
H & M Hennes & Mauritz AB,
Class B .............. (2,910) (71,608) 60.5
Hexagon AB, Class B ...... (799) (76,320) 64.5
Investment AB Latour, Class B (3,303) (100,901) 85.3
L E Lundbergforetagen AB, Class
B .................. (3,789) (216,336) 182.9
Sandvik AB ............. (4,481) (110,813) 93.7
Svenska Cellulosa AB SCA,
Class B .............. (30,301) (530,612) 448.6
Svenska Handelsbanken AB,
Class A .............. (1,867) (21,620) 18.3
(1,419,666)
United Kingdom
Admiral Group plc ......... (4,880) (210,859) 178.3
Associated British Foods plc .. (1,387) (44,255) 37.4
AstraZeneca plc .......... (2,052) (218,423) 184.7
AVEVA Group plc ......... (7,186) (345,369) 292.0
Barclays plc ............. (13,598) (32,920) 27.8
BT Group plc ............ (40,839) (93,152) 78.8
Compass Group plc ........ (1,951) (42,443) 35.9
Croda International plc ...... (242) (22,608) 19.1
Diageo plc .............. (2,618) (117,526) 99.4
Experian plc ............. (1,345) (51,852) 43.8
Halma plc .............. (3,882) (138,714) 117.3
Hargreaves Lansdown plc ... (2,380) (56,505) 47.8
HSBC Holdings plc ........ (9,497) (59,297) 50.1
Informa plc .............. (4,994) (38,819) 32.8
InterContinental Hotels Group
plc ................. (2,034) (144,542) 122.2
London Stock Exchange Group
plc ................. (1,649) (168,476) 142.4
Ocado Group plc ......... (9,016) (261,004) 220.7
Prudential plc ............ (3,059) (64,772) 54.8
Reckitt Benckiser Group plc .. (3,449) (307,091) 259.6
RELX plc ............... (1,908) (49,504) 41.9
Rolls-Royce Holdings plc .... (104,067) (150,607) 127.3
RSA Insurance Group plc .... (2,794) (26,314) 22.2
St James's Place plc ....... (4,498) (84,600) 71.5
Standard Chartered plc ..... (11,920) (85,513) 72.3
Standard Life Aberdeen plc ... (3,105) (11,899) 10.1
Tesco plc ............... (37,123) (113,320) 95.8
Unilever plc ............. (9,568) (560,466) 473.8

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
United Kingdom (continued)
Wm Morrison Supermarkets plc (187,353) $ (449,963) 380.4%
(3,950,813)
United States
Tenaris SA .............. (49,243) (528,032) 446.4
Total Reference Entity — Short ............ (24,497,629)
Net Value of Reference Entity — Deutsche Bank
AG ................................ $ (118,281)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs
International, as of April 30, 2021, expiration dates 02/27/23-03/01/23:
Reference Entity — Long
Australia
Aristocrat Leisure Ltd. ...... 791 22,561 20.6
Aurizon Holdings Ltd. ...... 6,809 19,589 17.9
Brambles Ltd. ............ 9,921 79,476 72.5
REA Group Ltd. .......... 283 34,431 31.4
Rio Tinto plc ............. 3,097 259,396 236.7
Tabcorp Holdings Ltd. ...... 8,441 32,184 29.4
Telstra Corp. Ltd. ......... 18,244 47,660 43.5
Wesfarmers Ltd. .......... 4,081 170,121 155.2
665,418
Austria
voestalpine AG ........... 616 26,725 24.4
Canada
B2Gold Corp. ............ 30,720 147,958 135.0
Bank of Montreal ......... 2,400 226,517 206.7
BCE, Inc. ............... 233 11,014 10.0
Canadian Imperial Bank of
Commerce ........... 1,798 186,916 170.5
Canadian National Railway Co. 385 41,449 37.8
Canadian Tire Corp. Ltd., Class
A .................. 428 68,221 62.2
Constellation Software, Inc. .. 35 51,367 46.9
Empire Co. Ltd., Class A .... 2,094 65,862 60.1
George Weston Ltd. ....... 577 50,947 46.5
Intact Financial Corp. ....... 200 26,584 24.3
Kinross Gold Corp. ........ 5,618 39,536 36.1
Magna International, Inc. .... 1,073 101,333 92.5
Manulife Financial Corp. ..... 2,131 46,533 42.5
National Bank of Canada .... 1,155 83,969 76.6
Nutrien Ltd. ............. 860 47,473 43.3
Onex Corp. ............. 569 38,094 34.8
Open Text Corp. .......... 293 13,797 12.6
Power Corp. of Canada ..... 1,359 39,582 36.1
Quebecor, Inc., Class B ..... 1,200 32,266 29.4
Ritchie Bros Auctioneers, Inc. . 238 15,140 13.8
Royal Bank of Canada ...... 477 45,525 41.5
Shaw Communications, Inc.,
Class B .............. 4,371 126,598 115.5
TMX Group Ltd. .......... 216 23,803 21.7
West Fraser Timber Co. Ltd. .. 979 75,586 69.0
1,606,070
Denmark
AP Moller - Maersk A/S, Class B 9 22,389 20.4
Coloplast A/S, Class B ...... 99 16,398 14.9
Novo Nordisk A/S, Class B ... 4,144 305,692 278.9
Pandora A/S ............ 205 23,216 21.2
367,695
Shares Value
% of Basket
Value
Finland
Neste OYJ .............. 1,758 $ 106,308 97.0%
Orion OYJ, Class B ........ 507 22,449 20.5
128,757
France
BNP Paribas SA .......... 1,037 66,490 60.7
Cie de Saint-Gobain ....... 361 22,777 20.8
Cie Generale des Etablissements
Michelin SCA .......... 267 38,635 35.2
Credit Agricole SA ......... 5,968 92,314 84.2
Engie SA ............... 1,308 19,483 17.8
Hermes International ....... 50 62,756 57.3
La Francaise des Jeux SAEM . 1,797 92,090 84.0
L'Oreal SA .............. 68 27,844 25.4
Orange SA .............. 5,286 65,828 60.1
Publicis Groupe SA ........ 1,100 71,192 65.0
Schneider Electric SE ...... 1,047 167,055 152.4
SEB SA ................ 290 52,813 48.2
Thales SA .............. 233 23,753 21.7
Valeo SA ............... 792 25,666 23.4
Wendel SE ............. 200 26,622 24.3
855,318
Germany
Allianz SE (Registered) ..... 100 25,962 23.7
BASF SE ............... 659 53,110 48.5
Brenntag SE ............ 124 11,132 10.2
Deutsche Post AG (Registered) 9,779 575,956 525.5
GEA Group AG ........... 4,160 182,684 166.7
HeidelbergCement AG ...... 575 52,689 48.1
Henkel AG & Co. KGaA
(Preference) .......... 210 24,123 22.0
Siemens AG (Registered) .... 89 14,848 13.5
Uniper SE .............. 916 33,423 30.5
973,927
Hong Kong
CK Asset Holdings Ltd. ..... 73,500 460,156 419.9
CLP Holdings Ltd. ......... 3,500 34,547 31.5
Hongkong Land Holdings Ltd. . 5,300 26,210 23.9
New World Development Co.
Ltd. ................ 28,000 148,167 135.2
Sun Hung Kai Properties Ltd. . 9,000 135,381 123.5
804,461
Ireland
CRH plc ............... 1,327 62,613 57.1
Smurfit Kappa Group plc .... 529 27,043 24.7
89,656
Israel
Bank Leumi Le-Israel BM .... 5,761 40,441 36.9
Check Point Software
Technologies Ltd. ....... 991 115,759 105.6
156,200
Italy
Intesa Sanpaolo SpA ....... 10,686 29,792 27.2
Terna Rete Elettrica Nazionale
SpA ................ 14,143 104,255 95.1
134,047
Japan
ABC-Mart, Inc. ........... 800 42,864 39.1
Aisin Corp. .............. 1,300 50,037 45.7
Amada Co. Ltd. .......... 12,400 134,495 122.7
Asahi Kasei Corp. ......... 3,100 32,657 29.8

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
Japan (continued)
Bridgestone Corp. ......... 1,800 $ 72,141 65.8%
Brother Industries Ltd. ...... 12,300 260,798 237.9
Calbee, Inc. ............. 1,700 40,738 37.2
Coca-Cola Bottlers Japan
Holdings, Inc. .......... 4,900 78,402 71.5
Denso Corp. ............ 2,800 181,028 165.2
ENEOS Holdings, Inc. ...... 21,900 94,190 85.9
Fuji Electric Co. Ltd. ....... 900 40,975 37.4
Fujitsu Ltd. .............. 200 31,772 29.0
Hino Motors Ltd. .......... 11,500 96,521 88.1
Honda Motor Co. Ltd. ...... 3,100 92,441 84.3
Ito En Ltd. .............. 1,300 71,984 65.7
JSR Corp. .............. 900 27,742 25.3
Kajima Corp. ............ 16,700 231,011 210.8
KDDI Corp. ............. 800 24,184 22.1
Kurita Water Industries Ltd. ... 900 41,566 37.9
Lawson, Inc. ............ 600 26,965 24.6
Lixil Corp. .............. 2,300 62,300 56.8
McDonald's Holdings Co. Japan
Ltd. ................ 400 18,263 16.7
Mitsubishi Electric Corp. ..... 40,200 619,416 565.2
Mitsubishi Estate Co. Ltd. .... 5,300 87,232 79.6
Mitsubishi Gas Chemical Co.,
Inc. ................. 900 20,794 19.0
Mitsui & Co. Ltd. .......... 2,000 42,207 38.5
Mitsui Chemicals, Inc. ...... 2,700 84,996 77.5
NGK Insulators Ltd. ........ 1,900 34,725 31.7
NGK Spark Plug Co. Ltd. .... 1,500 25,050 22.9
Nippon Telegraph & Telephone
Corp. ............... 13,100 330,289 301.4
Nissan Chemical Corp. ..... 600 30,848 28.1
Nitto Denko Corp. ......... 2,200 182,059 166.1
NSK Ltd. ............... 9,100 83,917 76.6
ORIX Corp. ............. 3,500 56,504 51.6
Osaka Gas Co. Ltd. ........ 4,700 90,973 83.0
Panasonic Corp. .......... 9,400 110,375 100.7
Persol Holdings Co. Ltd. ..... 1,200 22,100 20.2
Pola Orbis Holdings, Inc. .... 400 10,359 9.4
Ricoh Co. Ltd. ........... 5,900 63,048 57.5
Secom Co. Ltd. ........... 300 25,000 22.8
Sega Sammy Holdings, Inc. .. 2,700 38,752 35.4
Sekisui Chemical Co. Ltd. .... 18,100 315,581 287.9
Sekisui House Ltd. ........ 3,500 70,884 64.7
Sony Group Corp. ......... 2,000 199,958 182.4
Sumitomo Electric Industries
Ltd. ................ 1,600 23,808 21.7
Suntory Beverage & Food Ltd. 1,600 54,009 49.3
Taiheiyo Cement Corp. ..... 1,000 25,107 22.9
TDK Corp. .............. 400 54,245 49.5
Teijin Ltd. ............... 22,000 362,219 330.5
Tokyo Electron Ltd. ........ 100 45,419 41.4
Toppan Printing Co. Ltd. ..... 2,900 49,525 45.2
TOTO Ltd. .............. 800 41,592 37.9
Toyo Suisan Kaisha Ltd. ..... 2,200 89,705 81.8
Toyoda Gosei Co. Ltd. ...... 1,800 44,119 40.3
Toyota Industries Corp. ..... 600 48,173 43.9
Toyota Tsusho Corp. ....... 1,000 42,374 38.7
Yamaha Motor Co. Ltd. ..... 1,100 27,484 25.1
5,205,920
Netherlands
Adyen NV .............. 25 61,527 56.1
Koninklijke Ahold Delhaize NV . 5,109 137,493 125.5
Koninklijke KPN NV ........ 26,428 91,167 83.2
NN Group NV ............ 429 21,398 19.5
Shares Value
% of Basket
Value
Netherlands (continued)
NXP Semiconductors NV .... 1,159 $ 223,119 203.6%
Randstad NV ............ 3,957 285,506 260.5
Wolters Kluwer NV ........ 1,682 152,139 138.8
972,349
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 2,463 63,479 57.9
Norway
Norsk Hydro ASA ......... 12,123 77,196 70.4
Portugal
EDP - Energias de Portugal SA 5,425 30,146 27.5
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 17,900 163,633 149.3
Singapore Telecommunications
Ltd. ................ 30,800 57,785 52.7
United Overseas Bank Ltd. ... 2,400 47,839 43.7
269,257
Spain
Iberdrola SA ............. 17,405 235,210 214.6
Industria de Diseno Textil SA .. 1,352 48,105 43.9
283,315
Sweden
Boliden AB .............. 1,396 54,301 49.5
Husqvarna AB, Class B ..... 3,316 46,177 42.1
Skanska AB, Class B ....... 679 18,389 16.8
Swedish Match AB ........ 465 38,067 34.7
Tele2 AB, Class B ......... 5,287 68,288 62.3
Telia Co. AB ............. 10,991 45,545 41.6
270,767
Switzerland
Adecco Group AG (Registered) 1,745 118,275 107.9
Baloise Holding AG (Registered) 191 32,297 29.5
Credit Suisse Group AG ..... 2,453 — 0.0
Credit Suisse Group AG
(Registered) ........... 2,453 25,707 23.5
Geberit AG (Registered) ..... 107 70,407 64.2
LafargeHolcim Ltd. (Registered) 2,368 146,124 133.3
Logitech International SA
(Registered) ........... 463 51,534 47.0
Nestle SA (Registered) ..... 924 110,262 100.6
Novartis AG (Registered) .... 3,388 289,120 263.8
Roche Holding AG ........ 653 212,980 194.3
SGS SA (Registered) ....... 1 2,959 2.7
Straumann Holding AG
(Registered) ........... 52 74,317 67.8
UBS Group AG (Registered) .. 5,089 77,712 70.9
1,211,694
United Kingdom
3i Group plc ............. 6,800 120,440 109.9
Aviva plc ............... 19,379 107,138 97.8
Barratt Developments plc .... 7,006 74,700 68.2
Entain plc .............. 2,241 52,387 47.8
Imperial Brands plc ........ 869 18,113 16.5
Intertek Group plc ......... 621 52,642 48.0
Johnson Matthey plc ....... 1,283 57,574 52.5
Legal & General Group plc ... 7,609 28,569 26.1
Mondi plc ............... 1,018 27,632 25.2
Rentokil Initial plc ......... 2,348 16,228 14.8
Sage Group plc (The) ...... 4,937 43,498 39.7

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
United Kingdom (continued)
SSE plc ................ 632 $ 12,813 11.7%
Standard Life Aberdeen plc ... 4,926 18,878 17.2
Vodafone Group plc ........ 21,653 40,863 37.3
WPP plc ............... 2,394 32,276 29.4
703,751
United States
A O Smith Corp. .......... 787 53,319 48.6
Accenture plc, Class A ...... 661 191,670 174.9
Activision Blizzard, Inc. ..... 272 24,804 22.6
Adobe, Inc. ............. 854 434,122 396.1
Advance Auto Parts, Inc. .... 146 29,223 26.7
Aflac, Inc. .............. 3,597 193,267 176.3
Agilent Technologies, Inc. .... 572 76,442 69.7
Airbnb, Inc., Class A ....... 285 49,222 44.9
Allegion plc ............. 431 57,918 52.8
Allstate Corp. (The) ........ 544 68,979 62.9
Ally Financial, Inc. ......... 456 23,461 21.4
Alphabet, Inc., Class A ...... 154 362,439 330.7
Amazon.com, Inc. ......... 11 38,142 34.8
AMERCO .............. 49 29,235 26.7
Ameriprise Financial, Inc. .... 244 63,050 57.5
AmerisourceBergen Corp. ... 1,781 215,145 196.3
AMETEK, Inc. ........... 426 57,480 52.4
Amgen, Inc. ............. 913 218,791 199.6
Apple, Inc. .............. 1,395 183,387 167.3
Archer-Daniels-Midland Co. .. 6,727 424,676 387.5
Arista Networks, Inc. ....... 138 43,493 39.7
Arrow Electronics, Inc. ...... 1,255 143,158 130.6
Assurant, Inc. ............ 644 100,206 91.4
AT&T, Inc. .............. 717 22,521 20.5
Athene Holding Ltd., Class A .. 482 28,761 26.2
Autodesk, Inc. ........... 299 87,281 79.6
Automatic Data Processing, Inc. 365 68,251 62.3
Avery Dennison Corp. ...... 807 172,835 157.7
Axalta Coating Systems Ltd. .. 2,364 75,388 68.8
Berkshire Hathaway, Inc., Class
B .................. 457 125,652 114.6
Best Buy Co., Inc. ......... 1,019 118,479 108.1
Biogen, Inc. ............. 260 69,506 63.4
Bristol-Myers Squibb Co. .... 1,034 64,542 58.9
Bunge Ltd. .............. 1,173 99,025 90.4
Cadence Design Systems, Inc. 2,773 365,398 333.4
Capital One Financial Corp. .. 385 57,396 52.4
Cardinal Health, Inc. ....... 3,208 193,571 176.6
CBRE Group, Inc., Class A ... 1,737 147,992 135.0
Celanese Corp. .......... 1,089 170,592 155.6
Cerner Corp. ............ 2,286 171,564 156.5
Cintas Corp. ............. 222 76,621 69.9
Citigroup, Inc. ............ 529 37,686 34.4
Citrix Systems, Inc. ........ 323 40,004 36.5
Cognizant Technology Solutions
Corp., Class A ......... 2,391 192,236 175.4
Colgate-Palmolive Co. ...... 1,346 108,622 99.1
Constellation Brands, Inc., Class
A .................. 111 26,676 24.3
Copart, Inc. ............. 254 31,626 28.9
Corning, Inc. ............ 1,204 53,229 48.6
Corteva, Inc. ............ 3,428 167,149 152.5
Cummins, Inc. ........... 265 66,791 60.9
CVS Health Corp. ......... 804 61,426 56.0
Darden Restaurants, Inc. .... 419 61,476 56.1
Dell Technologies, Inc., Class C 305 29,991 27.4
Devon Energy Corp. ....... 6,183 144,559 131.9
Dollar Tree, Inc. .......... 230 26,427 24.1
Shares Value
% of Basket
Value
United States (continued)
Domino's Pizza, Inc. ....... 309 $ 130,503 119.1%
Dover Corp. ............. 153 22,826 20.8
DR Horton, Inc. ........... 437 42,953 39.2
Dropbox, Inc., Class A ...... 1,177 30,249 27.6
DTE Energy Co. .......... 882 123,498 112.7
DuPont de Nemours, Inc. .... 885 68,242 62.3
Eaton Corp. plc ........... 1,465 209,392 191.1
eBay, Inc. .............. 3,044 169,825 154.9
Edwards Lifesciences Corp. .. 787 75,174 68.6
Electronic Arts, Inc. ........ 2,083 295,953 270.0
Emerson Electric Co. ....... 659 59,633 54.4
EOG Resources, Inc. ....... 998 73,493 67.1
EPAM Systems, Inc. ....... 297 135,952 124.0
Exelon Corp. ............ 679 30,514 27.8
Expeditors International of
Washington, Inc. ........ 633 69,541 63.5
Facebook, Inc., Class A ..... 1,282 416,753 380.2
FactSet Research Systems, Inc. 36 12,104 11.0
Fastenal Co. ............ 1,337 69,898 63.8
FedEx Corp. ............ 377 109,447 99.9
Ferguson plc ............ 1,089 137,351 125.3
FMC Corp. .............. 314 37,127 33.9
Fortinet, Inc. ............. 112 22,874 20.9
Gartner, Inc. ............. 476 93,239 85.1
Genuine Parts Co. ........ 811 101,351 92.5
Gilead Sciences, Inc. ....... 3,467 220,050 200.8
HCA Healthcare, Inc. ....... 723 145,366 132.6
Henry Schein, Inc. ......... 286 20,735 18.9
Hologic, Inc. ............. 970 63,583 58.0
Home Depot, Inc. (The) ..... 1,544 499,746 456.0
HP, Inc. ................ 1,615 55,088 50.3
Humana, Inc. ............ 44 19,591 17.9
IDEXX Laboratories, Inc. .... 470 258,025 235.4
IHS Markit Ltd. ........... 87 9,359 8.5
Illinois Tool Works, Inc. ...... 431 99,328 90.6
Intel Corp. .............. 2,509 144,343 131.7
International Paper Co. ..... 3,085 178,930 163.3
Interpublic Group of Cos., Inc.
(The) ............... 8,744 277,622 253.3
Intuit, Inc. .............. 7 2,885 2.6
Jazz Pharmaceuticals plc .... 985 161,934 147.8
JB Hunt Transport Services, Inc. 176 30,045 27.4
Johnson Controls International
plc ................. 1,501 93,572 85.4
Kansas City Southern ...... 164 47,922 43.7
Keysight Technologies, Inc. ... 185 26,705 24.4
KLA Corp. .............. 62 19,552 17.8
Knight-Swift Transportation
Holdings, Inc. .......... 1,878 88,491 80.7
Kroger Co. (The) .......... 3,519 128,584 117.3
Laboratory Corp. of America
Holdings ............. 85 22,599 20.6
Lam Research Corp. ....... 228 141,463 129.1
Lennar Corp., Class A ...... 236 24,450 22.3
Lennox International, Inc. .... 284 95,237 86.9
LKQ Corp. .............. 1,377 64,320 58.7
Lowe's Cos., Inc. ......... 339 66,529 60.7
Masco Corp. ............ 3,256 207,993 189.8
Masimo Corp. ............ 190 44,207 40.3
Maxim Integrated Products, Inc. 4,084 383,896 350.3
McKesson Corp. .......... 492 92,280 84.2
Merck & Co., Inc. ......... 2,238 166,731 152.1
MetLife, Inc. ............. 1,223 77,819 71.0
MGM Resorts International ... 611 24,880 22.7
Micron Technology, Inc. ..... 737 63,434 57.9

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
United States (continued)
Microsoft Corp. ........... 1,608 $ 405,505 370.0%
Mohawk Industries, Inc. ..... 333 68,432 62.4
Molina Healthcare, Inc. ..... 397 101,275 92.4
Molson Coors Beverage Co.,
Class B .............. 327 17,969 16.4
Monolithic Power Systems, Inc. 501 181,051 165.2
Monster Beverage Corp. .... 1,674 162,462 148.2
Morgan Stanley .......... 1,275 105,251 96.0
Mosaic Co. (The) ......... 1,140 40,105 36.6
Motorola Solutions, Inc. ..... 338 63,645 58.1
NetApp, Inc. ............. 2,329 173,953 158.7
NIKE, Inc., Class B ........ 256 33,951 31.0
Nordson Corp. ........... 766 161,940 147.8
Northern Trust Corp. ....... 372 42,334 38.6
NVR, Inc. ............... 5 25,090 22.9
Old Dominion Freight Line, Inc. 905 233,318 212.9
Omnicom Group, Inc. ....... 2,140 176,036 160.6
Owens Corning ........... 1,262 122,174 111.5
PACCAR, Inc. ........... 1,206 108,395 98.9
PepsiCo, Inc. ............ 2,935 423,110 386.0
Philip Morris International, Inc. 273 25,935 23.7
Pool Corp. .............. 279 117,883 107.6
Prudential Financial, Inc. .... 823 82,596 75.4
PulteGroup, Inc. .......... 970 57,346 52.3
Qorvo, Inc. .............. 469 88,252 80.5
QUALCOMM, Inc. ......... 2,322 322,294 294.1
Raymond James Financial, Inc. 169 22,102 20.2
Robert Half International, Inc. . 756 66,233 60.4
Ross Stores, Inc. ......... 156 20,427 18.6
Seagate Technology plc ..... 302 28,038 25.6
Sealed Air Corp. .......... 502 24,799 22.6
Sempra Energy .......... 281 38,657 35.3
Sensata Technologies Holding
plc ................. 1,085 62,648 57.2
ServiceNow, Inc. .......... 1 506 0.5
Sherwin-Williams Co. (The) .. 385 105,440 96.2
Sirius XM Holdings, Inc. ..... 26,548 161,943 147.8
Skyworks Solutions, Inc. .... 867 157,213 143.4
Southern Co. (The) ........ 1,385 91,645 83.6
Starbucks Corp. .......... 2,323 265,960 242.7
Synchrony Financial ....... 586 25,632 23.4
Synopsys, Inc. ........... 538 132,918 121.3
Take-Two Interactive Software,
Inc. ................. 197 34,550 31.5
Target Corp. ............. 633 131,196 119.7
Texas Instruments, Inc. ..... 544 98,197 89.6
TJX Cos., Inc. (The) ....... 637 45,227 41.3
Tractor Supply Co. ........ 186 35,080 32.0
Truist Financial Corp. ....... 684 40,568 37.0
Tyson Foods, Inc., Class A ... 672 52,046 47.5
UGI Corp. .............. 859 37,547 34.3
Ulta Beauty, Inc. .......... 53 17,456 15.9
United Parcel Service, Inc., Class
B .................. 828 168,796 154.0
Universal Health Services, Inc.,
Class B .............. 848 125,852 114.8
Vail Resorts, Inc. .......... 68 22,111 20.2
Veeva Systems, Inc., Class A . 285 80,498 73.4
VeriSign, Inc. ............ 435 95,165 86.8
Verizon Communications, Inc. . 369 21,325 19.5
Vertex Pharmaceuticals, Inc. .. 412 89,898 82.0
VMware, Inc., Class A ...... 326 52,431 47.8
Waters Corp. ............ 167 50,078 45.7
West Pharmaceutical Services,
Inc. ................. 42 13,798 12.6
Shares Value
% of Basket
Value
United States (continued)
Whirlpool Corp. ........... 382 $ 90,324 82.4%
Workday, Inc., Class A ...... 277 68,419 62.4
XPO Logistics, Inc. ........ 409 56,900 51.9
Yum! Brands, Inc. ......... 640 76,493 69.8
Zimmer Biomet Holdings, Inc. . 198 35,078 32.0
18,933,584
Total Reference Entity — Long ............ 33,829,732
Reference Entity — Short
Argentina
MercadoLibre, Inc. ........ (63) (98,972) (90.3)
Australia
Afterpay Ltd. ............ (830) (74,754) (68.2)
AusNet Services .......... (32,697) (47,859) (43.7)
Australia & New Zealand Banking
Group Ltd. ............ (1,042) (22,991) (21.0)
BlueScope Steel Ltd. ....... (6,198) (102,463) (93.5)
CIMIC Group Ltd. ......... (12,840) (191,157) (174.4)
Crown Resorts Ltd. ........ (7,572) (71,106) (64.9)
CSL Ltd. ............... (211) (44,077) (40.2)
Lendlease Corp. Ltd. ....... (1,850) (18,078) (16.5)
National Australia Bank Ltd. .. (1,736) (35,526) (32.4)
Northern Star Resources Ltd. . (4,437) (35,649) (32.5)
SEEK Ltd. .............. (5,562) (132,554) (120.9)
Sydney Airport ........... (10,604) (50,429) (46.0)
TPG Telecom Ltd. ......... (4,514) (19,164) (17.5)
Transurban Group ......... (2,955) (32,222) (29.4)
Westpac Banking Corp. ..... (4,361) (84,039) (76.7)
WiseTech Global Ltd. ....... (2,616) (62,964) (57.5)
(1,025,032)
Belgium
Elia Group SA/NV ......... (394) (42,650) (38.9)
Bermuda
RenaissanceRe Holdings Ltd. . (226) (38,151) (34.8)
Canada
Air Canada ............. (1,096) (22,087) (20.2)
Bank of Nova Scotia (The) ... (1,038) (66,098) (60.3)
CAE, Inc. ............... (1,741) (54,532) (49.8)
Cameco Corp. ........... (2,492) (41,886) (38.2)
Canadian Natural Resources
Ltd. ................ (2,512) (76,250) (69.6)
Canadian Utilities Ltd., Class A (6,032) (172,399) (157.3)
Enbridge, Inc. ............ (1,672) (64,491) (58.8)
Fairfax Financial Holdings Ltd. (407) (185,952) (169.7)
Fortis, Inc. .............. (4,344) (193,777) (176.8)
Inter Pipeline Ltd. ......... (2,520) (36,740) (33.5)
Keyera Corp. ............ (2,210) (50,542) (46.1)
Metro, Inc. .............. (895) (41,009) (37.4)
Pan American Silver Corp. ... (1,652) (52,524) (47.9)
Pembina Pipeline Corp. ..... (624) (19,261) (17.6)
Rogers Communications, Inc.,
Class B .............. (815) (40,142) (36.6)
Shopify, Inc., Class A ....... (28) (33,051) (30.2)
SSR Mining, Inc. .......... (8,182) (129,871) (118.5)
Teck Resources Ltd., Class B . (851) (18,008) (16.4)
WSP Global, Inc. ......... (334) (34,681) (31.6)
(1,333,301)
Chile
Antofagasta plc ........... (2,527) (65,096) (59.4)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
China
Budweiser Brewing Co. APAC
Ltd. ................ (11,700) $ (36,868) (33.7) %
ESR Cayman Ltd. ......... (6,200) (21,174) (19.3)
Prosus NV .............. (1,176) (127,633) (116.5)
Wilmar International Ltd. .... (15,300) (59,879) (54.6)
(245,554)
Denmark
Ambu A/S, Class B ........ (445) (24,907) (22.7)
Orsted A/S .............. (160) (23,258) (21.2)
Vestas Wind Systems A/S ... (510) (21,289) (19.4)
(69,454)
Finland
Stora Enso OYJ, Class R .... (2,082) (39,834) (36.4)
France
Adevinta ASA ............ (1,183) (21,650) (19.8)
Aeroports de Paris ........ (183) (23,457) (21.4)
Air Liquide SA ........... (1,568) (264,055) (240.9)
Alstom SA .............. (1,385) (75,637) (69.0)
Danone SA ............. (375) (26,471) (24.2)
EssilorLuxottica SA ........ (410) (68,240) (62.3)
Faurecia SE ............. (3,153) (170,347) (155.4)
Kering SA .............. (117) (93,754) (85.5)
Remy Cointreau SA ........ (105) (20,979) (19.1)
Renault SA ............. (635) (25,596) (23.4)
Safran SA .............. (361) (53,900) (49.2)
TOTAL SE .............. (1,421) (62,805) (57.3)
Worldline SA ............ (299) (29,355) (26.8)
(936,246)
Germany
adidas AG .............. (167) (51,580) (47.1)
Covestro AG ............ (355) (23,217) (21.2)
Infineon Technologies AG .... (2,974) (119,259) (108.8)
Just Eat Takeaway.com NV ... (391) (40,399) (36.9)
Knorr-Bremse AG ......... (262) (32,115) (29.3)
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) (74) (21,381) (19.5)
Puma SE ............... (227) (23,931) (21.8)
Sartorius AG (Preference) ... (98) (55,294) (50.5)
Siemens Healthineers AG .... (1,298) (74,176) (67.7)
Vonovia SE ............. (312) (20,500) (18.7)
Zalando SE ............. (626) (65,103) (59.4)
(526,955)
Hong Kong
Hong Kong Exchanges &
Clearing Ltd. .......... (500) (30,156) (27.5)
Jardine Matheson Holdings Ltd. (400) (26,860) (24.5)
Melco Resorts & Entertainment
Ltd., ADR ............ (2,874) (55,439) (50.6)
(112,455)
Ireland
Flutter Entertainment plc .... (313) (63,808) (58.2)
Kingspan Group plc ........ (235) (20,902) (19.1)
(84,710)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (5,644) (60,391) (55.1)
Shares Value
% of Basket
Value
Italy
Ferrari NV .............. (302) $ (64,694) (59.0) %
Infrastrutture Wireless Italiane
SpA ................ (4,560) (53,204) (48.6)
Moncler SpA ............ (367) (22,494) (20.5)
(140,392)
Japan
Aeon Co. Ltd. ............ (2,000) (54,578) (49.8)
Asahi Group Holdings Ltd. ... (600) (25,088) (22.9)
Bandai Namco Holdings, Inc. . (700) (51,367) (46.9)
Bank of Kyoto Ltd. (The) .... (1,200) (64,466) (58.8)
Canon, Inc. ............. (800) (19,024) (17.4)
Casio Computer Co. Ltd. .... (1,800) (31,871) (29.1)
Central Japan Railway Co. ... (300) (43,954) (40.1)
Chiba Bank Ltd. (The) ...... (4,800) (30,015) (27.4)
CyberAgent, Inc. .......... (1,200) (24,627) (22.5)
Daifuku Co. Ltd. .......... (500) (49,421) (45.1)
Daiwa Securities Group, Inc. .. (32,900) (175,558) (160.2)
Disco Corp. ............. (100) (32,292) (29.5)
East Japan Railway Co. ..... (1,600) (109,580) (100.0)
FANUC Corp. ............ (100) (23,028) (21.0)
Fast Retailing Co. Ltd. ...... (100) (82,043) (74.9)
Fukuoka Financial Group, Inc. . (3,100) (52,873) (48.2)
Harmonic Drive Systems, Inc. . (300) (20,175) (18.4)
Hikari Tsushin, Inc. ........ (600) (120,696) (110.1)
Hitachi Construction Machinery
Co. Ltd. .............. (2,300) (70,704) (64.5)
Hitachi Metals Ltd. ........ (5,300) (102,757) (93.8)
Ibiden Co. Ltd. ........... (600) (28,322) (25.8)
Iida Group Holdings Co. Ltd. .. (1,200) (29,225) (26.7)
Japan Airport Terminal Co. Ltd. (2,100) (94,289) (86.0)
Japan Exchange Group, Inc. .. (1,700) (39,871) (36.4)
JFE Holdings, Inc. ......... (4,900) (64,434) (58.8)
Kakaku.com, Inc. ......... (1,300) (35,295) (32.2)
Keihan Holdings Co. Ltd. .... (600) (21,909) (20.0)
Keikyu Corp. ............ (1,300) (16,667) (15.2)
Keio Corp. .............. (1,000) (65,098) (59.4)
Keyence Corp. ........... (100) (48,005) (43.8)
Kintetsu Group Holdings Co.
Ltd. ................ (1,400) (50,224) (45.8)
Kobayashi Pharmaceutical Co.
Ltd. ................ (300) (26,794) (24.5)
Kobe Bussan Co. Ltd. ...... (3,300) (88,157) (80.4)
Koei Tecmo Holdings Co. Ltd. . (1,950) (86,941) (79.3)
Kyushu Electric Power Co., Inc. (6,800) (62,327) (56.9)
Lasertec Corp. ........... (700) (123,262) (112.5)
Marui Group Co. Ltd. ....... (5,400) (101,489) (92.6)
Mercari, Inc. ............. (500) (24,542) (22.4)
Mitsubishi Corp. .......... (4,900) (135,489) (123.6)
Miura Co. Ltd. ........... (600) (31,476) (28.7)
MonotaRO Co. Ltd. ........ (800) (20,314) (18.5)
MS&AD Insurance Group
Holdings, Inc. .......... (1,100) (31,208) (28.5)
Murata Manufacturing Co. Ltd. (500) (39,754) (36.3)
Nagoya Railroad Co. Ltd. .... (700) (16,078) (14.7)
Nidec Corp. ............. (300) (34,641) (31.6)
Nippon Paint Holdings Co. Ltd. (8,600) (122,841) (112.1)
Nippon Sanso Holdings Corp. . (3,800) (71,487) (65.2)
Nissan Motor Co. Ltd. ...... (18,500) (92,869) (84.7)
Odakyu Electric Railway Co. Ltd. (3,700) (100,211) (91.4)
Oji Holdings Corp. ......... (5,400) (34,062) (31.1)
Oriental Land Co. Ltd. ...... (200) (28,352) (25.9)
PeptiDream, Inc. .......... (2,700) (115,567) (105.4)
Pigeon Corp. ............ (1,800) (61,089) (55.7)
Rakuten Group, Inc. ....... (11,400) (144,919) (132.2)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
Japan (continued)
Ryohin Keikaku Co. Ltd. ..... (2,300) $ (48,441) (44.2) %
SBI Holdings, Inc. ......... (4,700) (132,845) (121.2)
SCSK Corp. ............. (600) (34,819) (31.8)
Seibu Holdings, Inc. ....... (5,300) (56,995) (52.0)
Shin-Etsu Chemical Co. Ltd. .. (800) (135,042) (123.2)
Shiseido Co. Ltd. ......... (2,200) (160,097) (146.1)
SMC Corp. .............. (100) (58,108) (53.0)
SoftBank Corp. ........... (2,300) (29,648) (27.1)
SoftBank Group Corp. ...... (400) (36,044) (32.9)
SUMCO Corp. ........... (5,700) (147,414) (134.5)
Sumitomo Mitsui Trust Holdings,
Inc. ................. (300) (10,225) (9.3)
Takeda Pharmaceutical Co. Ltd. (11,400) (380,766) (347.4)
TIS, Inc. ............... (2,000) (49,621) (45.3)
Tobu Railway Co. Ltd. ...... (1,700) (43,775) (39.9)
Toho Co. Ltd. ............ (900) (35,868) (32.7)
Tokio Marine Holdings, Inc. ... (800) (38,366) (35.0)
Tokyo Century Corp. ....... (1,300) (80,368) (73.3)
Tokyu Corp. ............. (7,600) (97,742) (89.2)
West Japan Railway Co. .... (1,900) (105,043) (95.8)
Yamazaki Baking Co. Ltd. .... (2,900) (45,968) (41.9)
(4,998,520)
Jordan
Hikma Pharmaceuticals plc ... (3,528) (118,891) (108.5)
Luxembourg
ArcelorMittal SA .......... (1,264) (36,745) (33.5)
Macau
Galaxy Entertainment Group
Ltd. ................ (5,000) (43,891) (40.1)
Sands China Ltd. ......... (14,800) (70,034) (63.9)
(113,925)
Mexico
Fresnillo plc ............. (1,747) (19,865) (18.1)
Netherlands
Argenx SE .............. (381) (109,483) (99.9)
Heineken NV ............ (244) (28,304) (25.8)
(137,787)
Norway
Mowi ASA .............. (3,046) (75,145) (68.5)
Singapore
City Developments Ltd. ..... (3,100) (18,338) (16.7)
Keppel Corp. Ltd. ......... (10,000) (40,627) (37.1)
Singapore Airlines Ltd. ...... (14,800) (56,091) (51.2)
Singapore Exchange Ltd. .... (4,900) (38,385) (35.0)
Venture Corp. Ltd. ......... (3,900) (58,845) (53.7)
(212,286)
Spain
Aena SME SA ........... (308) (53,529) (48.8)
Cellnex Telecom SA ....... (5,342) (302,165) (275.7)
(355,694)
Sweden
Assa Abloy AB, Class B ..... (1,353) (38,573) (35.2)
Atlas Copco AB, Class A .... (2,549) (154,571) (141.0)
Essity AB, Class B ........ (4,357) (142,204) (129.8)
H & M Hennes & Mauritz AB,
Class B .............. (3,467) (85,314) (77.8)
Investment AB Latour, Class B (16,148) (493,293) (450.1)
Shares Value
% of Basket
Value
Sweden (continued)
Sandvik AB ............. (1,999) $ (49,434) (45.1) %
(963,389)
Switzerland
ABB Ltd. (Registered) ...... (2,536) (82,375) (75.2)
Alcon, Inc. .............. (1,676) (125,886) (114.8)
Banque Cantonale Vaudoise
(Registered) ........... (1,456) (148,434) (135.4)
Barry Callebaut AG (Registered) (119) (262,740) (239.7)
EMS-Chemie Holding AG
(Registered) ........... (22) (20,542) (18.7)
Givaudan SA (Registered) ... (10) (41,902) (38.2)
Lonza Group AG (Registered) . (97) (61,664) (56.3)
Partners Group Holding AG .. (115) (163,814) (149.5)
Schindler Holding AG ...... (313) (89,069) (81.3)
Vifor Pharma AG .......... (2,029) (292,426) (266.8)
(1,288,852)
United Kingdom
Admiral Group plc ......... (1,137) (49,128) (44.8)
AVEVA Group plc ......... (725) (34,845) (31.8)
Barclays plc ............. (31,243) (75,638) (69.0)
Compass Group plc ........ (1,213) (26,388) (24.1)
Experian plc ............. (621) (23,941) (21.8)
Halma plc .............. (2,985) (106,662) (97.3)
InterContinental Hotels Group
plc ................. (1,794) (127,487) (116.3)
Liberty Global plc, Class A ... (3,328) (89,523) (81.7)
Linde plc ............... (566) (161,786) (147.6)
London Stock Exchange Group
plc ................. (1,901) (194,222) (177.2)
Ocado Group plc ......... (2,381) (68,928) (62.9)
Reckitt Benckiser Group plc .. (1,226) (109,160) (99.6)
Tesco plc ............... (9,855) (30,083) (27.5)
(1,097,791)
United States
10X Genomics, Inc., Class A .. (382) (75,560) (68.9)
3M Co. ................ (189) (37,259) (34.0)
Abbott Laboratories ........ (1,310) (157,305) (143.5)
AbbVie, Inc. ............. (494) (55,081) (50.3)
Air Products & Chemicals, Inc. (505) (145,682) (132.9)
Albemarle Corp. .......... (183) (30,775) (28.1)
Alexion Pharmaceuticals, Inc. . (181) (30,531) (27.9)
Alleghany Corp. .......... (168) (114,067) (104.1)
Amcor plc .............. (11,487) (134,972) (123.1)
American Electric Power Co.,
Inc. ................. (3,144) (278,904) (254.5)
American Water Works Co., Inc. (534) (83,299) (76.0)
Amphenol Corp., Class A .... (686) (46,195) (42.1)
Analog Devices, Inc. ....... (564) (86,382) (78.8)
ANSYS, Inc. ............. (139) (50,827) (46.4)
Aon plc, Class A .......... (1,096) (275,578) (251.4)
Aptiv plc ............... (971) (139,717) (127.5)
Avalara, Inc. ............. (2,594) (367,596) (335.4)
Ball Corp. .............. (989) (92,610) (84.5)
Bausch Health Cos., Inc. .... (5,410) (174,164) (158.9)
Baxter International, Inc. .... (2,307) (197,687) (180.4)
Becton Dickinson and Co. ... (83) (20,651) (18.8)
BioMarin Pharmaceutical, Inc. . (973) (75,816) (69.2)
Bio-Rad Laboratories, Inc., Class
A .................. (367) (231,258) (211.0)
Black Knight, Inc. ......... (2,079) (150,561) (137.4)
Boeing Co. (The) ......... (284) (66,544) (60.7)
BorgWarner, Inc. .......... (1,199) (58,247) (53.1)
Boston Scientific Corp. ...... (1,420) (61,912) (56.5)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
United States (continued)
Broadcom, Inc. ........... (313) $ (142,791) (130.3) %
Brown-Forman Corp., Class B . (486) (37,072) (33.8)
Burlington Stores, Inc. ...... (156) (50,907) (46.4)
Cable One, Inc. .......... (18) (32,220) (29.4)
Campbell Soup Co. ........ (608) (29,032) (26.5)
Carnival Corp. ........... (2,506) (70,068) (63.9)
Carvana Co. ............ (174) (49,635) (45.3)
Catalent, Inc. ............ (1,133) (127,429) (116.3)
Caterpillar, Inc. ........... (292) (66,608) (60.8)
Ceridian HCM Holding, Inc. .. (1,934) (182,724) (166.7)
Charter Communications, Inc.,
Class A .............. (159) (107,079) (97.7)
Chevron Corp. ........... (506) (52,153) (47.6)
Church & Dwight Co., Inc. ... (1,421) (121,837) (111.2)
Cisco Systems, Inc. ........ (376) (19,142) (17.5)
Cloudflare, Inc., Class A ..... (658) (55,759) (50.9)
CME Group, Inc. .......... (138) (27,875) (25.4)
CMS Energy Corp. ........ (1,155) (74,370) (67.9)
ConocoPhillips ........... (131) (6,699) (6.1)
Consolidated Edison, Inc. .... (566) (43,814) (40.0)
Cooper Cos., Inc. (The) ..... (314) (129,019) (117.7)
CoStar Group, Inc. ........ (237) (202,500) (184.8)
Costco Wholesale Corp. ..... (102) (37,953) (34.6)
Coupa Software, Inc. ....... (1,081) (290,832) (265.4)
Crowdstrike Holdings, Inc., Class
A .................. (143) (29,817) (27.2)
Crown Holdings, Inc. ....... (1,787) (196,213) (179.0)
CyberArk Software Ltd. ..... (1,475) (207,238) (189.1)
Danaher Corp. ........... (4,280) (1,086,863) (991.7)
Datadog, Inc., Class A ...... (897) (76,936) (70.2)
Discovery, Inc., Class A ..... (920) (34,647) (31.6)
DocuSign, Inc. ........... (450) (100,323) (91.5)
DraftKings, Inc., Class A ..... (424) (24,024) (21.9)
Dynatrace, Inc. ........... (1,459) (75,926) (69.3)
Elanco Animal Health, Inc. ... (3,734) (118,405) (108.0)
Eli Lilly & Co. ............ (168) (30,705) (28.0)
Enphase Energy, Inc. ....... (227) (31,610) (28.8)
Erie Indemnity Co., Class A .. (182) (38,952) (35.5)
Essential Utilities, Inc. ...... (448) (21,114) (19.3)
Estee Lauder Cos., Inc. (The),
Class A .............. (67) (21,025) (19.2)
Eversource Energy ........ (363) (31,298) (28.6)
Exact Sciences Corp. ...... (506) (66,701) (60.9)
Exxon Mobil Corp. ......... (191) (10,933) (10.0)
Fidelity National Information
Services, Inc. .......... (2,564) (392,036) (357.7)
FirstEnergy Corp. ......... (4,833) (183,267) (167.2)
Fiserv, Inc. .............. (447) (53,694) (49.0)
FleetCor Technologies, Inc. ... (319) (91,783) (83.7)
Freeport-McMoRan, Inc. .... (957) (36,088) (32.9)
General Mills, Inc. ......... (2,965) (180,450) (164.6)
General Motors Co. ........ (371) (21,229) (19.4)
Global Payments, Inc. ...... (728) (156,251) (142.6)
Halliburton Co. ........... (8,195) (160,294) (146.3)
HEICO Corp. ............ (46) (6,477) (5.9)
Hess Corp. ............. (931) (69,369) (63.3)
Hilton Worldwide Holdings, Inc. (654) (84,170) (76.8)
Honeywell International, Inc. .. (258) (57,544) (52.5)
Hormel Foods Corp. ....... (1,716) (79,279) (72.3)
Howmet Aerospace, Inc. .... (772) (24,673) (22.5)
HubSpot, Inc. ............ (140) (73,703) (67.2)
Huntington Ingalls Industries,
Inc. ................. (211) (44,800) (40.9)
IAC/InterActiveCorp ........ (500) (126,735) (115.6)
Ingersoll Rand, Inc. ........ (1,042) (51,485) (47.0)
Shares Value
% of Basket
Value
United States (continued)
International Flavors &
Fragrances, Inc. ........ (883) $ (125,536) (114.5) %
Intuitive Surgical, Inc. ...... (61) (52,765) (48.1)
Ionis Pharmaceuticals, Inc. ... (825) (35,327) (32.2)
Johnson & Johnson ........ (160) (26,037) (23.8)
JPMorgan Chase & Co. ..... (511) (78,597) (71.7)
Juniper Networks, Inc. ...... (2,249) (57,102) (52.1)
Kellogg Co. ............. (440) (27,465) (25.1)
Keurig Dr Pepper, Inc. ...... (1,911) (68,509) (62.5)
Kimberly-Clark Corp. ....... (1,119) (149,185) (136.1)
KKR & Co., Inc. .......... (1,421) (80,400) (73.4)
L3Harris Technologies, Inc. ... (606) (126,793) (115.7)
Lamb Weston Holdings, Inc. .. (1,240) (99,820) (91.1)
Las Vegas Sands Corp. ..... (2,550) (156,213) (142.5)
Liberty Broadband Corp., Class
C .................. (1,955) (318,118) (290.3)
Live Nation Entertainment, Inc. (345) (28,249) (25.8)
Lumen Technologies, Inc. .... (5,774) (74,080) (67.6)
MarketAxess Holdings, Inc. .. (90) (43,961) (40.1)
Marriott International, Inc., Class
A .................. (204) (30,298) (27.6)
Marsh & McLennan Cos., Inc. . (1,114) (151,170) (137.9)
Marvell Technology, Inc. ..... (1,397) (63,158) (57.6)
Match Group, Inc. ......... (103) (16,030) (14.6)
Medtronic plc ............ (1,981) (259,353) (236.6)
Microchip Technology, Inc. ... (519) (78,001) (71.2)
Moderna, Inc. ............ (4) (715) (0.7)
MSCI, Inc. .............. (166) (80,638) (73.6)
Netflix, Inc. .............. (370) (189,984) (173.3)
Neurocrine Biosciences, Inc. .. (317) (29,953) (27.3)
Newmont Corp. .......... (1,674) (104,474) (95.3)
NextEra Energy, Inc. ....... (1,812) (140,448) (128.1)
NiSource, Inc. ........... (2,346) (61,043) (55.7)
Nucor Corp. ............. (1,830) (150,536) (137.3)
ON Semiconductor Corp. .... (523) (20,397) (18.6)
Oracle Corp. ............ (740) (56,085) (51.2)
Palo Alto Networks, Inc. ..... (240) (84,814) (77.4)
Paycom Software, Inc. ...... (111) (42,670) (38.9)
PayPal Holdings, Inc. ...... (1,016) (266,487) (243.1)
PerkinElmer, Inc. ......... (1,231) (159,575) (145.6)
Pfizer, Inc. .............. (1,009) (38,998) (35.6)
PG&E Corp. ............. (2,205) (24,961) (22.8)
Phillips 66 .............. (680) (55,019) (50.2)
Plug Power, Inc. .......... (1,590) (45,331) (41.4)
PPG Industries, Inc. ....... (577) (98,805) (90.1)
Procter & Gamble Co. (The) .. (423) (56,437) (51.5)
Reinsurance Group of America,
Inc. ................. (347) (45,294) (41.3)
Republic Services, Inc. ..... (1,366) (145,206) (132.5)
RingCentral, Inc., Class A .... (456) (145,441) (132.7)
Roku, Inc. .............. (125) (42,871) (39.1)
Rollins, Inc. ............. (1,070) (39,890) (36.4)
Roper Technologies, Inc. .... (196) (87,502) (79.8)
Royal Caribbean Cruises Ltd. . (252) (21,911) (20.0)
S&P Global, Inc. .......... (209) (81,592) (74.4)
salesforce.com, Inc. ....... (1,491) (343,407) (313.3)
Sarepta Therapeutics, Inc. ... (1,205) (85,362) (77.9)
Schlumberger NV ......... (2,760) (74,658) (68.1)
Seagen, Inc. ............ (899) (129,240) (117.9)
Slack Technologies, Inc., Class A (1,707) (72,377) (66.0)
Snap, Inc., Class A ........ (1,862) (115,109) (105.0)
Snowflake, Inc., Class A ..... (180) (41,686) (38.0)
SolarEdge Technologies, Inc. . (303) (79,853) (72.9)
Southwest Airlines Co. ...... (1,167) (73,264) (66.8)
Square, Inc., Class A ....... (290) (70,998) (64.8)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
United States (continued)
SS&C Technologies Holdings,
Inc. ................. (1,182) $ (87,728) (80.0) %
Sunrun, Inc. ............. (1,056) (51,744) (47.2)
Sysco Corp. ............. (208) (17,624) (16.1)
TE Connectivity Ltd. ....... (2,286) (307,398) (280.5)
Teladoc Health, Inc. ........ (505) (87,037) (79.4)
Teledyne Technologies, Inc. .. (225) (100,744) (91.9)
Teleflex, Inc. ............. (61) (25,771) (23.5)
Tenaris SA .............. (2,951) (31,644) (28.9)
Tesla, Inc. .............. (33) (23,412) (21.4)
Thermo Fisher Scientific, Inc. . (743) (349,381) (318.8)
T-Mobile US, Inc. ......... (5,734) (757,633) (691.3)
Trade Desk, Inc. (The), Class A (37) (26,984) (24.6)
Tradeweb Markets, Inc., Class A (921) (74,859) (68.3)
TransUnion ............. (1,161) (121,429) (110.8)
Travelers Cos., Inc. (The) .... (223) (34,489) (31.5)
Twilio, Inc., Class A ........ (713) (262,241) (239.3)
Tyler Technologies, Inc. ..... (362) (153,799) (140.3)
Uber Technologies, Inc. ..... (743) (40,694) (37.1)
United Rentals, Inc. ........ (123) (39,354) (35.9)
UnitedHealth Group, Inc. .... (213) (84,944) (77.5)
Valero Energy Corp. ....... (460) (34,022) (31.0)
Verisk Analytics, Inc. ....... (763) (143,597) (131.0)
Viatris, Inc. .............. (18,600) (247,380) (225.7)
Visa, Inc., Class A ......... (1,170) (273,265) (249.3)
Waste Management, Inc. .... (3,756) (518,215) (472.8)
Wayfair, Inc., Class A ....... (74) (21,872) (20.0)
Wells Fargo & Co. ......... (2,911) (131,141) (119.7)
Western Digital Corp. ....... (310) (21,895) (20.0)
Westinghouse Air Brake
Technologies Corp. ...... (1,918) (157,410) (143.6)
Williams Cos., Inc. (The) .... (1,193) (29,061) (26.5)
Xcel Energy, Inc. .......... (1,202) (85,703) (78.2)
Zendesk, Inc. ............ (654) (95,582) (87.2)
Zoetis, Inc. .............. (371) (64,194) (58.6)
Zoom Video Communications,
Inc., Class A ........... (140) (44,740) (40.8)
Zscaler, Inc. ............. (338) (63,422) (57.9)
(19,452,361)
Zambia
First Quantum Minerals Ltd. .. (1,288) (29,687) (27.1)
Total Reference Entity — Short ............ (33,720,131)
Net Value of Reference Entity — Goldman Sachs
International ......................... $ 109,601
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of April 30, 2021, expiration date 02/08/23:
Reference Entity — Long
Canada
AltaGas Ltd. ............. 4,932 92,168 (53.4)
Atco Ltd., Class I ......... 2,548 87,459 (50.7)
B2Gold Corp. ............ 49,835 240,022 (139.2)
Bank of Montreal ......... 1,532 144,594 (83.8)
BCE, Inc. ............... 1,035 48,923 (28.4)
BlackBerry Ltd. ........... 825 7,296 (4.2)
Canadian Apartment Properties
REIT ................ 484 21,515 (12.5)
Canadian Imperial Bank of
Commerce ........... 2,810 292,122 (169.4)
Canadian National Railway Co. 597 64,273 (37.3)
Shares Value
% of Basket
Value
Canada (continued)
Canadian Tire Corp. Ltd., Class
A .................. 1,326 $ 211,357 (122.5) %
CCL Industries, Inc., Class B .. 2,075 117,783 (68.3)
Constellation Software, Inc. .. 124 181,985 (105.5)
Empire Co. Ltd., Class A .... 4,411 138,738 (80.4)
George Weston Ltd. ....... 4,467 394,422 (228.7)
Gildan Activewear, Inc. ...... 1,841 63,895 (37.0)
Hydro One Ltd. ........... 8,079 193,701 (112.3)
iA Financial Corp., Inc. ...... 1,156 65,101 (37.7)
Kinross Gold Corp. ........ 19,810 139,411 (80.8)
Loblaw Cos. Ltd. .......... 4,142 229,989 (133.3)
Magna International, Inc. .... 1,670 157,714 (91.4)
Manulife Financial Corp. ..... 1,352 29,523 (17.1)
National Bank of Canada .... 2,612 189,894 (110.1)
Nutrien Ltd. ............. 473 26,110 (15.1)
Onex Corp. ............. 1,113 74,514 (43.2)
Open Text Corp. .......... 5,674 267,186 (154.9)
Parkland Corp. ........... 3,072 98,672 (57.2)
Power Corp. of Canada ..... 3,133 91,251 (52.9)
Quebecor, Inc., Class B ..... 8,386 225,487 (130.7)
Ritchie Bros Auctioneers, Inc. . 767 48,791 (28.3)
Royal Bank of Canada ...... 1,819 173,605 (100.6)
Sun Life Financial, Inc. ...... 2,801 151,108 (87.6)
West Fraser Timber Co. Ltd. .. 755 58,292 (33.8)
4,326,901
South Korea
HDC Holdings Co. Ltd. ...... 1 11 0.0
United States
Fortive Corp. ............ 1 71 0.0
Total Reference Entity — Long ............ 4,326,983
Reference Entity — Short
Canada
Agnico Eagle Mines Ltd. ..... (3,185) (199,058) 115.4
Air Canada ............. (3,965) (79,903) 46.3
Algonquin Power & Utilities
Corp. ............... (4,171) (67,291) 39.0
Barrick Gold Corp. ........ (9,960) (212,222) 123.0
Brookfield Asset Management,
Inc., Class A ........... (6,843) (311,934) 180.8
Cameco Corp. ........... (6,897) (115,927) 67.2
Canadian Utilities Ltd., Class A (3,632) (103,805) 60.2
Dollarama, Inc. ........... (3,217) (149,916) 86.9
Emera, Inc. ............. (9,045) (411,133) 238.4
Enbridge, Inc. ............ (2,866) (110,546) 64.1
FirstService Corp. ......... (350) (56,853) 33.0
Fortis, Inc. .............. (5,090) (227,055) 131.6
Franco-Nevada Corp. ...... (143) (19,921) 11.5
GFL Environmental, Inc. ..... (16,040) (528,512) 306.4
Kirkland Lake Gold Ltd. ..... (854) (31,731) 18.4
Northland Power, Inc. ...... (1,876) (64,622) 37.5
Pan American Silver Corp. ... (6,050) (192,356) 111.5
Restaurant Brands International,
Inc. ................. (1,443) (99,096) 57.4
Saputo, Inc. ............. (4,301) (136,677) 79.2
Shopify, Inc., Class A ....... (338) (398,978) 231.3
SSR Mining, Inc. .......... (14,633) (232,266) 134.7
TC Energy Corp. .......... (11,700) (578,837) 335.6
Thomson Reuters Corp. ..... (237) (21,979) 12.7
WSP Global, Inc. ......... (532) (55,241) 32.0
(4,405,859)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
Chile
Lundin Mining Corp. ....... (2,171) $ (26,229) 15.2%
United States
Lennar Corp., Class B ...... (1) (81) (0.0)
Zambia
First Quantum Minerals Ltd. .. (2,920) (67,302) 39.0
Total Reference Entity — Short ............ (4,499,471)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (172,488)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of April 30, 2021, expiration date 02/15/23:
Reference Entity — Long
Australia
AGL Energy Ltd. .......... 21,192 146,019 126.9
Aristocrat Leisure Ltd. ...... 902 25,727 22.4
BHP Group Ltd. .......... 6,962 253,388 220.1
BHP Group plc ........... 1,721 51,828 45.0
Cochlear Ltd. ............ 584 99,969 86.8
Rio Tinto plc ............. 1,197 100,257 87.1
Telstra Corp. Ltd. ......... 15,997 41,790 36.3
718,978
Austria
Raiffeisen Bank International AG 1,200 26,217 22.8
voestalpine AG ........... 911 39,523 34.3
65,740
Belgium
Etablissements Franz Colruyt
NV ................. 175 10,379 9.0
Brazil
Wheaton Precious Metals Corp. 454 18,834 16.4
Canada
Atco Ltd., Class I ......... 1,250 42,906 37.3
Bank of Montreal ......... 1,146 108,162 94.0
Canadian Imperial Bank of
Commerce ........... 1,445 150,219 130.5
Canadian National Railway Co. 464 49,954 43.4
Canadian Tire Corp. Ltd., Class
A .................. 685 109,185 94.9
Constellation Software, Inc. .. 282 413,870 359.6
George Weston Ltd. ....... 453 39,998 34.7
Gildan Activewear, Inc. ...... 1,085 37,657 32.7
Hydro One Ltd. ........... 19,903 477,193 414.6
Intact Financial Corp. ....... 949 126,142 109.6
Magna International, Inc. .... 70 6,611 5.7
National Bank of Canada .... 295 21,447 18.6
Nutrien Ltd. ............. 701 38,696 33.6
Royal Bank of Canada ...... 325 31,018 26.9
West Fraser Timber Co. Ltd. .. 951 73,425 63.8
1,726,483
Denmark
Coloplast A/S, Class B ...... 375 62,115 54.0
Genmab A/S ............ 607 222,746 193.5
Novo Nordisk A/S, Class B ... 6,915 510,102 443.2
794,963
Shares Value
% of Basket
Value
Finland
Kesko OYJ, Class B ....... 3,453 $ 105,142 91.4%
Neste OYJ .............. 527 31,868 27.7
Nordea Bank Abp ......... 5,246 54,372 47.2
191,382
France
BNP Paribas SA .......... 601 38,535 33.5
Cie de Saint-Gobain ....... 3,565 224,934 195.4
Cie Generale des Etablissements
Michelin SCA .......... 145 20,982 18.2
Engie SA ............... 2,018 30,059 26.1
Eurazeo SE ............. 617 51,408 44.7
Hermes International ....... 22 27,612 24.0
Ipsen SA ............... 275 26,586 23.1
La Francaise des Jeux SAEM . 901 46,173 40.1
Orange SA .............. 7,499 93,387 81.1
Publicis Groupe SA ........ 767 49,640 43.1
Sanofi ................. 199 20,864 18.1
SEB SA ................ 126 22,947 19.9
Teleperformance .......... 66 25,486 22.1
Thales SA .............. 384 39,147 34.0
Valeo SA ............... 321 10,402 9.0
Vivendi SE .............. 4,934 172,002 149.4
900,164
Germany
BASF SE ............... 358 28,852 25.1
Deutsche Boerse AG ....... 124 21,368 18.6
Deutsche Post AG (Registered) 12,909 760,304 660.5
HeidelbergCement AG ...... 233 21,351 18.5
LEG Immobilien SE ........ 272 37,845 32.9
SAP SE ................ 162 22,683 19.7
Scout24 AG ............. 489 40,656 35.3
933,059
Ireland
CRH plc ............... 796 37,559 32.6
Israel
Israel Discount Bank Ltd., Class
A .................. 10,213 45,975 39.9
Italy
Assicurazioni Generali SpA ... 812 16,253 14.1
Enel SpA ............... 25,749 255,670 222.1
Terna Rete Elettrica Nazionale
SpA ................ 820 6,045 5.2
277,968
Japan
AGC, Inc. .............. 5,400 246,236 213.9
Aisin Corp. .............. 1,800 69,282 60.2
Astellas Pharma, Inc. ....... 400 6,020 5.2
Bridgestone Corp. ......... 3,800 152,297 132.3
Brother Industries Ltd. ...... 1,200 25,444 22.1
Cosmos Pharmaceutical Corp. 200 28,705 24.9
Daito Trust Construction Co. Ltd. 900 95,700 83.1
Denso Corp. ............ 1,800 116,375 101.1
ENEOS Holdings, Inc. ...... 39,000 167,736 145.7
FUJIFILM Holdings Corp. .... 1,300 84,208 73.2
Fujitsu Ltd. .............. 2,500 397,145 345.0
Honda Motor Co. Ltd. ...... 11,800 351,874 305.7
Hoshizaki Corp. .......... 1,500 133,257 115.8
Kajima Corp. ............ 12,600 174,295 151.4
KDDI Corp. ............. 900 27,206 23.6
Kyocera Corp. ........... 700 42,499 36.9
Marubeni Corp. ........... 1,700 14,160 12.3

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
Japan (continued)
Mitsubishi Electric Corp. ..... 14,700 $ 226,503 196.8%
Mitsubishi Gas Chemical Co.,
Inc. ................. 1,900 43,899 38.1
Mitsubishi UFJ Financial Group,
Inc. ................. 29,900 159,071 138.2
NGK Spark Plug Co. Ltd. .... 1,300 21,710 18.9
Nippon Express Co. Ltd. .... 400 30,614 26.6
Nippon Telegraph & Telephone
Corp. ............... 4,200 105,894 92.0
Nisshin Seifun Group, Inc. ... 1,400 22,613 19.6
Nitto Denko Corp. ......... 7,100 587,555 510.4
NSK Ltd. ............... 1,000 9,222 8.0
Osaka Gas Co. Ltd. ........ 16,500 319,374 277.5
Panasonic Corp. .......... 19,500 228,969 198.9
Pola Orbis Holdings, Inc. .... 300 7,769 6.7
Recruit Holdings Co. Ltd. .... 1,000 45,087 39.2
Seiko Epson Corp. ........ 1,800 30,711 26.7
Shionogi & Co. Ltd. ........ 900 47,447 41.2
Sony Group Corp. ......... 1,600 159,966 139.0
Subaru Corp. ............ 4,700 87,389 75.9
Sumitomo Electric Industries
Ltd. ................ 1,600 23,808 20.7
Sumitomo Mitsui Financial
Group, Inc. ........... 4,800 168,618 146.5
Sysmex Corp. ........... 500 49,942 43.4
Taisei Corp. ............. 2,000 73,897 64.2
TDK Corp. .............. 1,800 244,103 212.1
Teijin Ltd. ............... 1,600 26,343 22.9
Terumo Corp. ............ 2,100 79,406 69.0
Tokyo Gas Co. Ltd. ........ 2,500 50,735 44.1
Toppan Printing Co. Ltd. ..... 1,600 27,324 23.7
Toyoda Gosei Co. Ltd. ...... 1,700 41,667 36.2
Yamaha Motor Co. Ltd. ..... 7,400 184,893 160.6
Yamato Holdings Co. Ltd. .... 800 22,563 19.6
5,259,531
Luxembourg
SES SA ................ 5,466 41,435 36.0
Netherlands
Adyen NV .............. 9 22,150 19.2
Koninklijke KPN NV ........ 5,231 18,045 15.7
Koninklijke Philips NV ...... 1,842 104,152 90.5
NN Group NV ............ 800 39,903 34.7
Randstad NV ............ 5,765 415,957 361.4
600,207
New Zealand
Xero Ltd. ............... 907 98,805 85.8
Norway
Telenor ASA ............. 3,070 54,692 47.5
Portugal
Galp Energia SGPS SA ..... 11,654 134,194 116.6
Russia
Evraz plc ............... 9,702 86,041 74.7
Spain
Iberdrola SA ............. 6,581 88,935 77.3
Repsol SA .............. 17,073 203,788 177.0
292,723
Sweden
Husqvarna AB, Class B ..... 2,052 28,575 24.8
Investor AB, Class B ....... 1,846 156,701 136.1
Lundin Energy AB ......... 2,449 78,118 67.9
Shares Value
% of Basket
Value
Sweden (continued)
Telefonaktiebolaget LM Ericsson,
Class B .............. 591 $ 8,117 7.0%
Telia Co. AB ............. 13,376 55,428 48.1
326,939
Switzerland
Adecco Group AG (Registered) 1,685 114,209 99.2
Baloise Holding AG (Registered) 304 51,404 44.7
Credit Suisse Group AG ..... 1,452 — 0.0
Credit Suisse Group AG
(Registered) ........... 1,452 15,217 13.2
Julius Baer Group Ltd. ...... 590 37,133 32.3
Kuehne + Nagel International AG
(Registered) ........... 126 37,673 32.7
LafargeHolcim Ltd. (Registered) 3,938 243,005 211.1
Logitech International SA
(Registered) ........... 721 80,250 69.7
Novartis AG (Registered) .... 1,708 145,754 126.6
Roche Holding AG ........ 255 83,170 72.2
Sonova Holding AG (Registered) 782 231,550 201.2
STMicroelectronics NV ..... 8 299 0.3
Swiss Re AG ............ 443 41,129 35.7
UBS Group AG (Registered) .. 15,191 231,976 201.5
1,312,769
United Kingdom
3i Group plc ............. 6,300 111,584 96.9
Ashtead Group plc ........ 331 21,267 18.5
Aviva plc ............... 3,929 21,722 18.9
BAE Systems plc ......... 17,884 124,924 108.5
BP plc ................. 11,436 47,875 41.6
Bunzl plc ............... 3,680 118,323 102.8
Imperial Brands plc ........ 4,542 94,671 82.2
JD Sports Fashion plc ...... 6,274 79,583 69.1
Mondi plc ............... 3,514 95,383 82.9
Pentair plc .............. 365 23,546 20.5
Vodafone Group plc ........ 13,955 26,336 22.9
WPP plc ............... 4,732 63,797 55.4
829,011
United States
Accenture plc, Class A ...... 927 268,802 233.5
Adobe, Inc. ............. 318 161,652 140.4
Aflac, Inc. .............. 582 31,271 27.2
Agilent Technologies, Inc. .... 384 51,318 44.6
Align Technology, Inc. ...... 208 123,870 107.6
Allstate Corp. (The) ........ 901 114,247 99.3
Ally Financial, Inc. ......... 1,022 52,582 45.7
Alphabet, Inc., Class A ...... 55 129,442 112.5
Altria Group, Inc. .......... 1,592 76,018 66.0
Amazon.com, Inc. ......... 8 27,739 24.1
AMERCO .............. 77 45,941 39.9
Ameriprise Financial, Inc. .... 520 134,368 116.7
Apple, Inc. .............. 2,021 265,681 230.8
Applied Materials, Inc. ...... 864 114,661 99.6
Archer-Daniels-Midland Co. .. 5,575 351,950 305.8
Arrow Electronics, Inc. ...... 417 47,567 41.3
AT&T, Inc. .............. 3,812 119,735 104.0
Athene Holding Ltd., Class A .. 860 51,316 44.6
Autodesk, Inc. ........... 158 46,122 40.1
Avery Dennison Corp. ...... 851 182,259 158.3
Bank of New York Mellon Corp.
(The) ............... 449 22,396 19.5
Berkshire Hathaway, Inc., Class
B .................. 612 168,269 146.2
Best Buy Co., Inc. ......... 943 109,643 95.3

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
United States (continued)
Biogen, Inc. ............. 85 $ 22,723 19.7%
Booz Allen Hamilton Holding
Corp. ............... 320 26,544 23.1
Bristol-Myers Squibb Co. .... 1,209 75,466 65.6
Bunge Ltd. .............. 1,213 102,401 89.0
Cadence Design Systems, Inc. 1,731 228,094 198.2
Capital One Financial Corp. .. 196 29,220 25.4
Cardinal Health, Inc. ....... 992 59,857 52.0
CBRE Group, Inc., Class A ... 381 32,461 28.2
Celanese Corp. .......... 776 121,560 105.6
Cerner Corp. ............ 2,193 164,585 143.0
CH Robinson Worldwide, Inc. . 340 33,007 28.7
Cigna Corp. ............. 292 72,711 63.2
Cintas Corp. ............. 105 36,240 31.5
Citigroup, Inc. ............ 627 44,667 38.8
Citizens Financial Group, Inc. . 3,364 155,686 135.3
Citrix Systems, Inc. ........ 623 77,159 67.0
Cognex Corp. ............ 331 28,506 24.8
Cognizant Technology Solutions
Corp., Class A ......... 321 25,808 22.4
Corning, Inc. ............ 562 24,846 21.6
Corteva, Inc. ............ 559 27,257 23.7
CSX Corp. .............. 354 35,666 31.0
Darden Restaurants, Inc. .... 1,290 189,269 164.4
Deere & Co. ............. 299 110,884 96.3
Dell Technologies, Inc., Class C 648 63,718 55.4
DexCom, Inc. ............ 169 65,251 56.7
Dollar General Corp. ....... 130 27,918 24.3
Dollar Tree, Inc. .......... 616 70,778 61.5
Domino's Pizza, Inc. ....... 85 35,899 31.2
Dover Corp. ............. 1,631 243,329 211.4
DR Horton, Inc. ........... 353 34,696 30.1
DuPont de Nemours, Inc. .... 1,527 117,747 102.3
eBay, Inc. .............. 343 19,136 16.6
Edwards Lifesciences Corp. .. 3,427 327,347 284.4
Electronic Arts, Inc. ........ 963 136,823 118.9
Emerson Electric Co. ....... 1,010 91,395 79.4
Entergy Corp. ............ 663 72,459 62.9
EOG Resources, Inc. ....... 298 21,945 19.1
Equitable Holdings, Inc. ..... 1,439 49,257 42.8
Expeditors International of
Washington, Inc. ........ 1,116 122,604 106.5
Fair Isaac Corp. .......... 147 76,647 66.6
Fastenal Co. ............ 464 24,258 21.1
FedEx Corp. ............ 221 64,159 55.7
Fifth Third Bancorp ........ 1,694 68,675 59.7
FMC Corp. .............. 718 84,896 73.8
Fortinet, Inc. ............. 189 38,599 33.5
Fortune Brands Home & Security,
Inc. ................. 733 76,950 66.8
Fox Corp., Class A ........ 667 24,959 21.7
Gartner, Inc. ............. 509 99,703 86.6
Genuine Parts Co. ........ 1,583 197,828 171.9
GoDaddy, Inc., Class A ..... 245 21,271 18.5
Hershey Co. (The) ........ 93 15,280 13.3
Hewlett Packard Enterprise Co. 4,624 74,076 64.4
Hologic, Inc. ............. 270 17,699 15.4
Home Depot, Inc. (The) ..... 401 129,792 112.8
HP, Inc. ................ 8,283 282,533 245.5
Humana, Inc. ............ 107 47,641 41.4
IDEXX Laboratories, Inc. .... 77 42,272 36.7
Illinois Tool Works, Inc. ...... 96 22,124 19.2
Intel Corp. .............. 443 25,486 22.1
Interpublic Group of Cos., Inc.
(The) ............... 725 23,019 20.0
Shares Value
% of Basket
Value
United States (continued)
Intuit, Inc. .............. 86 $ 35,446 30.8%
Invesco Ltd. ............. 1,805 48,735 42.3
James Hardie Industries plc,
CDI ................ 1,342 44,225 38.4
Jazz Pharmaceuticals plc .... 533 87,625 76.1
JB Hunt Transport Services, Inc. 360 61,456 53.4
Johnson Controls International
plc ................. 1,865 116,264 101.0
KeyCorp ............... 2,195 47,763 41.5
Keysight Technologies, Inc. ... 147 21,219 18.4
KLA Corp. .............. 93 29,328 25.5
Knight-Swift Transportation
Holdings, Inc. .......... 2,224 104,795 91.0
Kroger Co. (The) .......... 885 32,338 28.1
Laboratory Corp. of America
Holdings ............. 99 26,321 22.9
Lam Research Corp. ....... 159 98,652 85.7
Lennar Corp., Class A ...... 213 22,067 19.2
Lennox International, Inc. .... 331 110,998 96.4
LKQ Corp. .............. 2,097 97,951 85.1
Loews Corp. ............ 3,220 179,515 156.0
Lowe's Cos., Inc. ......... 1,018 199,783 173.6
Maxim Integrated Products, Inc. 784 73,696 64.0
McDonald's Corp. ......... 207 48,869 42.5
McKesson Corp. .......... 507 95,093 82.6
MetLife, Inc. ............. 2,149 136,741 118.8
Mettler-Toledo International, Inc. 140 183,865 159.7
Micron Technology, Inc. ..... 274 23,583 20.5
Microsoft Corp. ........... 866 218,388 189.7
Mohawk Industries, Inc. ..... 210 43,155 37.5
Molina Healthcare, Inc. ..... 220 56,122 48.8
Molson Coors Beverage Co.,
Class B .............. 494 27,145 23.6
Monolithic Power Systems, Inc. 123 44,450 38.6
Monster Beverage Corp. .... 297 28,824 25.0
Morgan Stanley .......... 1,292 106,655 92.7
Mosaic Co. (The) ......... 1,446 50,870 44.2
Motorola Solutions, Inc. ..... 335 63,080 54.8
NetApp, Inc. ............. 757 56,540 49.1
NIKE, Inc., Class B ........ 192 25,463 22.1
Nordson Corp. ........... 445 94,077 81.7
Norfolk Southern Corp. ..... 74 20,664 18.0
Northern Trust Corp. ....... 507 57,697 50.1
Novocure Ltd. ............ 108 22,043 19.1
NVR, Inc. ............... 20 100,362 87.2
Old Dominion Freight Line, Inc. 82 21,140 18.4
Omnicom Group, Inc. ....... 2,817 231,726 201.3
Owens Corning ........... 1,871 181,132 157.4
Parker-Hannifin Corp. ...... 337 105,754 91.9
PepsiCo, Inc. ............ 301 43,392 37.7
Pinterest, Inc., Class A ...... 755 50,109 43.5
Pool Corp. .............. 129 54,505 47.4
PulteGroup, Inc. .......... 489 28,910 25.1
Qorvo, Inc. .............. 126 23,709 20.6
QUALCOMM, Inc. ......... 2,111 293,007 254.5
Quest Diagnostics, Inc. ..... 133 17,540 15.2
Raymond James Financial, Inc. 252 32,957 28.6
Regions Financial Corp. ..... 2,285 49,813 43.3
Robert Half International, Inc. . 2,502 219,200 190.4
Rockwell Automation, Inc. .... 773 204,273 177.5
Ross Stores, Inc. ......... 515 67,434 58.6
Sealed Air Corp. .......... 2,845 140,543 122.1
SEI Investments Co. ....... 1,211 74,404 64.6
Sherwin-Williams Co. (The) .. 445 121,872 105.9
Starbucks Corp. .......... 2,634 301,567 262.0

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
United States (continued)
State Street Corp. ......... 1,424 $ 119,545 103.9%
Synopsys, Inc. ........... 1,388 342,919 297.9
Take-Two Interactive Software,
Inc. ................. 712 124,871 108.5
Target Corp. ............. 376 77,930 67.7
Teradyne, Inc. ........... 275 34,397 29.9
TJX Cos., Inc. (The) ....... 1,901 134,971 117.3
Tractor Supply Co. ........ 652 122,967 106.8
Trane Technologies plc ..... 141 24,510 21.3
Trimble, Inc. ............. 419 34,358 29.8
Truist Financial Corp. ....... 451 26,749 23.2
Tyson Foods, Inc., Class A ... 2,172 168,221 146.1
Ulta Beauty, Inc. .......... 86 28,324 24.6
Universal Health Services, Inc.,
Class B .............. 1,055 156,573 136.0
Vail Resorts, Inc. .......... 207 67,308 58.5
Verizon Communications, Inc. . 4,139 239,193 207.8
Vertex Pharmaceuticals, Inc. .. 979 213,618 185.6
Waters Corp. ............ 116 34,785 30.2
West Pharmaceutical Services,
Inc. ................. 291 95,599 83.1
Western Union Co. (The) .... 3,441 88,640 77.0
Whirlpool Corp. ........... 678 160,313 139.3
Workday, Inc., Class A ...... 168 41,496 36.0
WW Grainger, Inc. ......... 587 254,488 221.1
Xilinx, Inc. .............. 760 97,250 84.5
Yum! Brands, Inc. ......... 2,772 331,309 287.8
15,604,819
Total Reference Entity — Long ............ 30,362,650
Reference Entity — Short
Argentina
MercadoLibre, Inc. ........ (13) (20,423) (17.7)
Australia
Newcrest Mining Ltd. ....... (1,350) (27,591) (24.0)
Sydney Airport ........... (28,437) (135,235) (117.5)
Westpac Banking Corp. ..... (4,662) (89,840) (78.0)
(252,666)
Austria
Erste Group Bank AG ...... (2,112) (75,065) (65.2)
Belgium
Umicore SA ............. (1,499) (91,083) (79.1)
Bermuda
RenaissanceRe Holdings Ltd. . (902) (152,267) (132.3)
Canada
Ballard Power Systems, Inc. .. (5,875) (128,288) (111.4)
Barrick Gold Corp. ........ (8,212) (174,977) (152.0)
Canadian Natural Resources
Ltd. ................ (2,249) (68,267) (59.3)
Canadian Utilities Ltd., Class A (5,384) (153,879) (133.7)
CGI, Inc. ............... (948) (83,875) (72.9)
Dollarama, Inc. ........... (2,621) (122,142) (106.1)
FirstService Corp. ......... (165) (26,802) (23.3)
Fortis, Inc. .............. (1,040) (46,392) (40.3)
Franco-Nevada Corp. ...... (684) (95,287) (82.8)
GFL Environmental, Inc. ..... (1,701) (56,047) (48.7)
Kirkland Lake Gold Ltd. ..... (1,044) (38,791) (33.7)
Metro, Inc. .............. (1,178) (53,976) (46.9)
Northland Power, Inc. ...... (3,805) (131,069) (113.9)
Pembina Pipeline Corp. ..... (1,700) (52,474) (45.6)
Shares Value
% of Basket
Value
Canada (continued)
SSR Mining, Inc. .......... (982) $ (15,587) (13.5) %
Toronto-Dominion Bank (The) . (2,920) (200,740) (174.4)
(1,448,593)
Denmark
Chr Hansen Holding A/S .... (1,038) (95,296) (82.8)
Demant A/S ............. (1,114) (55,769) (48.5)
H Lundbeck A/S .......... (1,797) (55,335) (48.1)
ROCKWOOL International A/S,
Class B .............. (58) (25,943) (22.5)
(232,343)
Finland
Kone OYJ, Class B ........ (966) (75,872) (65.9)
Nokia OYJ .............. (5,075) (24,040) (20.9)
(99,912)
France
Accor SA ............... (1,126) (45,340) (39.4)
Aeroports de Paris ........ (1,553) (199,068) (172.9)
Air Liquide SA ........... (266) (44,795) (38.9)
Alstom SA .............. (2,056) (112,281) (97.6)
AXA SA ................ (5,696) (160,884) (139.8)
Dassault Systemes SE ..... (351) (81,422) (70.7)
Eiffage SA .............. (840) (92,012) (79.9)
Faurecia SE ............. (1,081) (58,403) (50.7)
Kering SA .............. (73) (58,496) (50.8)
LVMH Moet Hennessy Louis
Vuitton SE ............ (46) (34,654) (30.1)
Orpea SA .............. (791) (101,803) (88.4)
Renault SA ............. (706) (28,458) (24.7)
Safran SA .............. (583) (87,047) (75.6)
Worldline SA ............ (2,427) (238,279) (207.0)
(1,342,942)
Germany
adidas AG .............. (460) (142,076) (123.4)
Beiersdorf AG ............ (574) (64,788) (56.3)
Carl Zeiss Meditec AG ...... (519) (91,433) (79.4)
Daimler AG (Registered) .... (620) (55,179) (47.9)
Deutsche Telekom AG
(Registered) ........... (1,457) (28,040) (24.4)
Evonik Industries AG ....... (785) (27,482) (23.9)
Infineon Technologies AG .... (2,185) (87,620) (76.1)
Just Eat Takeaway.com NV ... (553) (57,138) (49.6)
KION Group AG .......... (516) (51,418) (44.7)
Sartorius AG (Preference) ... (45) (25,390) (22.1)
Siemens Energy AG ....... (540) (18,061) (15.7)
Siemens Healthineers AG .... (2,611) (149,210) (129.6)
TeamViewer AG .......... (702) (33,368) (29.0)
Zalando SE ............. (188) (19,552) (17.0)
(850,755)
Hong Kong
Melco Resorts & Entertainment
Ltd., ADR ............ (3,036) (58,564) (50.9)
Ireland
Flutter Entertainment plc .... (115) (23,444) (20.4)
Kerry Group plc, Class A .... (480) (62,219) (54.0)
(85,663)
Italy
Davide Campari-Milano NV .. (4,090) (48,264) (41.9)
Infrastrutture Wireless Italiane
SpA ................ (2,742) (31,992) (27.8)
Nexi SpA ............... (2,332) (44,670) (38.8)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
Italy (continued)
UniCredit SpA ........... (1,762) $ (18,099) (15.7) %
(143,025)
Japan
Acom Co. Ltd. ........... (9,400) (40,405) (35.1)
Aeon Co. Ltd. ............ (4,000) (109,156) (94.8)
Air Water, Inc. ............ (1,400) (23,157) (20.1)
Asahi Group Holdings Ltd. ... (1,700) (71,082) (61.8)
Asahi Intecc Co. Ltd. ....... (2,400) (64,601) (56.1)
Bandai Namco Holdings, Inc. . (300) (22,014) (19.1)
Central Japan Railway Co. ... (100) (14,651) (12.7)
Daifuku Co. Ltd. .......... (500) (49,421) (42.9)
Daikin Industries Ltd. ....... (1,500) (302,572) (262.9)
Daiwa House Industry Co. Ltd. (4,800) (142,331) (123.7)
East Japan Railway Co. ..... (2,800) (191,766) (166.6)
FANUC Corp. ............ (300) (69,085) (60.0)
Hankyu Hanshin Holdings, Inc. (900) (28,385) (24.7)
Harmonic Drive Systems, Inc. . (700) (47,075) (40.9)
Hitachi Construction Machinery
Co. Ltd. .............. (300) (9,222) (8.0)
Idemitsu Kosan Co. Ltd. ..... (5,200) (124,363) (108.0)
Japan Airport Terminal Co. Ltd. (1,500) (67,349) (58.5)
Keikyu Corp. ............ (1,100) (14,103) (12.3)
Kintetsu Group Holdings Co.
Ltd. ................ (4,800) (172,198) (149.6)
Kirin Holdings Co. Ltd. ...... (3,700) (69,483) (60.4)
Komatsu Ltd. ............ (7,400) (217,594) (189.0)
Konami Holdings Corp. ..... (500) (29,823) (25.9)
Kose Corp. ............. (100) (15,054) (13.1)
Lion Corp. .............. (2,100) (39,403) (34.2)
Mitsui Fudosan Co. Ltd. ..... (2,300) (50,000) (43.4)
MonotaRO Co. Ltd. ........ (1,700) (43,167) (37.5)
Murata Manufacturing Co. Ltd. (1,600) (127,212) (110.5)
Nidec Corp. ............. (600) (69,281) (60.2)
Nihon M&A Center, Inc. ..... (2,200) (57,475) (49.9)
Nippon Paint Holdings Co. Ltd. (3,000) (42,852) (37.2)
Nippon Sanso Holdings Corp. . (900) (16,931) (14.7)
Nippon Steel Corp. ........ (3,300) (57,667) (50.1)
Nissan Motor Co. Ltd. ...... (50,900) (255,515) (222.0)
Nomura Research Institute Ltd. (1,700) (52,171) (45.3)
Odakyu Electric Railway Co. Ltd. (2,500) (67,710) (58.8)
Omron Corp. ............ (800) (60,581) (52.6)
Oriental Land Co. Ltd. ...... (300) (42,528) (36.9)
Rakuten Group, Inc. ....... (3,500) (44,493) (38.7)
Renesas Electronics Corp. ... (2,500) (29,120) (25.3)
Rinnai Corp. ............. (300) (30,124) (26.2)
Seibu Holdings, Inc. ....... (2,100) (22,583) (19.6)
Shin-Etsu Chemical Co. Ltd. .. (300) (50,641) (44.0)
Shiseido Co. Ltd. ......... (3,300) (240,145) (208.6)
SoftBank Corp. ........... (1,700) (21,914) (19.0)
SoftBank Group Corp. ...... (900) (81,100) (70.5)
Sompo Holdings, Inc. ...... (1,700) (63,181) (54.9)
SUMCO Corp. ........... (1,100) (28,448) (24.7)
Sumitomo Corp. .......... (7,300) (99,200) (86.2)
Sumitomo Realty & Development
Co. Ltd. .............. (1,500) (50,071) (43.5)
Suzuken Co. Ltd. ......... (400) (14,415) (12.5)
Takeda Pharmaceutical Co. Ltd. (700) (23,380) (20.3)
Tobu Railway Co. Ltd. ...... (1,800) (46,350) (40.3)
Toho Co. Ltd. ............ (1,200) (47,824) (41.6)
Tokyo Electric Power Co.
Holdings, Inc. .......... (4,700) (13,936) (12.1)
Tokyu Corp. ............. (5,200) (66,876) (58.1)
West Japan Railway Co. .... (400) (22,114) (19.2)
Shares Value
% of Basket
Value
Japan (continued)
Z Holdings Corp. .......... (11,300) $ (52,119) (45.3) %
(3,925,417)
Jordan
Hikma Pharmaceuticals plc ... (3,081) (103,827) (90.2)
Netherlands
ABN AMRO Bank NV, CVA ... (8,228) (106,241) (92.3)
Aegon NV .............. (22,402) (103,818) (90.2)
Argenx SE .............. (198) (56,897) (49.4)
JDE Peet's NV ........... (564) (21,928) (19.1)
(288,884)
New Zealand
a2 Milk Co. Ltd. (The) ...... (5,319) (29,080) (25.2)
Norway
DNB ASA ............... (2,528) (54,216) (47.1)
Saudi Arabia
Delivery Hero SE ......... (146) (23,162) (20.1)
Spain
Aena SME SA ........... (174) (30,240) (26.3)
Amadeus IT Group SA ...... (627) (42,697) (37.1)
Ferrovial SA ............. (4,894) (138,946) (120.7)
Siemens Gamesa Renewable
Energy SA ............ (981) (35,434) (30.8)
(247,317)
Sweden
H & M Hennes & Mauritz AB,
Class B .............. (1,054) (25,936) (22.5)
Hexagon AB, Class B ...... (951) (90,838) (78.9)
Sandvik AB ............. (781) (19,314) (16.8)
Securitas AB, Class B ...... (4,087) (69,571) (60.4)
Svenska Handelsbanken AB,
Class A .............. (1,903) (22,037) (19.1)
Swedbank AB, Class A ...... (2,525) (44,327) (38.5)
(272,023)
Switzerland
ABB Ltd. (Registered) ...... (2,211) (71,818) (62.4)
Banque Cantonale Vaudoise
(Registered) ........... (207) (21,103) (18.3)
Chocoladefabriken Lindt &
Spruengli AG .......... (32) (296,786) (257.8)
Clariant AG (Registered) .... (9,641) (201,944) (175.4)
EMS-Chemie Holding AG
(Registered) ........... (83) (77,498) (67.3)
Givaudan SA (Registered) ... (12) (50,282) (43.7)
Lonza Group AG (Registered) . (228) (144,943) (125.9)
Schindler Holding AG ...... (728) (207,163) (180.0)
Sika AG (Registered) ....... (239) (71,380) (62.0)
Swatch Group AG (The) ..... (243) (74,481) (64.7)
Temenos AG (Registered) ... (505) (74,245) (64.5)
Vifor Pharma AG .......... (714) (102,904) (89.4)
(1,394,547)
United Kingdom
Barclays plc ............. (10,976) (26,572) (23.1)
CNH Industrial NV ......... (6,449) (95,733) (83.2)
Compass Group plc ........ (956) (20,797) (18.1)
Diageo plc .............. (1,337) (60,020) (52.1)
HSBC Holdings plc ........ (28,149) (175,754) (152.7)
Informa plc .............. (5,841) (45,403) (39.4)
InterContinental Hotels Group
plc ................. (1,670) (118,675) (103.1)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
United Kingdom (continued)
Linde plc ............... (82) $ (23,439) (20.4) %
London Stock Exchange Group
plc ................. (1,750) (178,795) (155.3)
Ocado Group plc ......... (2,504) (72,488) (63.0)
Rolls-Royce Holdings plc .... (16,155) (23,380) (20.3)
Smith & Nephew plc ....... (787) (17,034) (14.8)
Smiths Group plc ......... (1,902) (42,716) (37.1)
Tesco plc ............... (65,191) (199,000) (172.9)
Unilever plc ............. (4,449) (260,609) (226.4)
Whitbread plc ............ (2,963) (132,841) (115.4)
Wm Morrison Supermarkets plc (48,845) (117,310) (101.9)
(1,610,566)
United States
3M Co. ................ (174) (34,302) (29.8)
Abbott Laboratories ........ (832) (99,907) (86.8)
AbbVie, Inc. ............. (529) (58,984) (51.2)
Air Products & Chemicals, Inc. (1,152) (332,329) (288.7)
Akamai Technologies, Inc. ... (277) (30,110) (26.2)
Albemarle Corp. .......... (169) (28,421) (24.7)
Alexion Pharmaceuticals, Inc. . (129) (21,760) (18.9)
American Express Co. ...... (143) (21,929) (19.1)
American Financial Group, Inc. (416) (51,110) (44.4)
American Water Works Co., Inc. (932) (145,383) (126.3)
Amphenol Corp., Class A .... (608) (40,943) (35.6)
Analog Devices, Inc. ....... (1,231) (188,540) (163.8)
ANSYS, Inc. ............. (685) (250,477) (217.6)
Aon plc, Class A .......... (495) (124,463) (108.1)
Apollo Global Management, Inc. (3,997) (221,314) (192.3)
Aptiv plc ............... (410) (58,995) (51.3)
Arch Capital Group Ltd. ..... (1,180) (46,858) (40.7)
Arthur J Gallagher & Co. .... (230) (33,339) (29.0)
Avantor, Inc. ............. (3,612) (115,728) (100.5)
Baker Hughes Co. ......... (19,389) (389,331) (338.2)
Ball Corp. .............. (399) (37,362) (32.5)
Bausch Health Cos., Inc. .... (1,299) (41,819) (36.3)
Baxter International, Inc. .... (303) (25,964) (22.6)
BioMarin Pharmaceutical, Inc. . (3,288) (256,201) (222.6)
Bio-Rad Laboratories, Inc., Class
A .................. (48) (30,246) (26.3)
Black Knight, Inc. ......... (965) (69,885) (60.7)
Boeing Co. (The) ......... (880) (206,193) (179.1)
BorgWarner, Inc. .......... (599) (29,099) (25.3)
Boston Scientific Corp. ...... (3,842) (167,511) (145.5)
Broadcom, Inc. ........... (574) (261,859) (227.5)
Broadridge Financial Solutions,
Inc. ................. (327) (51,872) (45.1)
Brookfield Renewable Corp. .. (1,746) (72,374) (62.9)
Brown & Brown, Inc. ....... (424) (22,548) (19.6)
Burlington Stores, Inc. ...... (138) (45,034) (39.1)
Cable One, Inc. .......... (90) (161,100) (140.0)
Cabot Oil & Gas Corp. ...... (2,343) (39,058) (33.9)
Campbell Soup Co. ........ (431) (20,580) (17.9)
CarMax, Inc. ............ (1,874) (249,692) (216.9)
Carvana Co. ............ (487) (138,922) (120.7)
Catalent, Inc. ............ (1,672) (188,050) (163.4)
CenterPoint Energy, Inc. .... (1,912) (46,825) (40.7)
Ceridian HCM Holding, Inc. .. (4,047) (382,361) (332.2)
Charter Communications, Inc.,
Class A .............. (197) (132,670) (115.3)
Cheniere Energy, Inc. ...... (3,626) (281,088) (244.2)
Chevron Corp. ........... (446) (45,969) (39.9)
Church & Dwight Co., Inc. ... (1,233) (105,717) (91.8)
Cincinnati Financial Corp. .... (202) (22,761) (19.8)
Cisco Systems, Inc. ........ (378) (19,244) (16.7)
Shares Value
% of Basket
Value
United States (continued)
Cloudflare, Inc., Class A ..... (273) $ (23,134) (20.1) %
CME Group, Inc. .......... (107) (21,613) (18.8)
CMS Energy Corp. ........ (3,938) (253,568) (220.3)
ConocoPhillips ........... (2,997) (153,267) (133.2)
CoStar Group, Inc. ........ (69) (58,956) (51.2)
Costco Wholesale Corp. ..... (80) (29,767) (25.9)
Coupa Software, Inc. ....... (337) (90,666) (78.8)
CyberArk Software Ltd. ..... (523) (73,482) (63.8)
Danaher Corp. ........... (603) (153,126) (133.0)
Datadog, Inc., Class A ...... (472) (40,483) (35.2)
Duke Energy Corp. ........ (237) (23,864) (20.7)
Elanco Animal Health, Inc. ... (3,180) (100,838) (87.6)
Eli Lilly & Co. ............ (177) (32,350) (28.1)
Enphase Energy, Inc. ....... (165) (22,976) (20.0)
Erie Indemnity Co., Class A .. (95) (20,332) (17.7)
Essential Utilities, Inc. ...... (10,175) (479,548) (416.6)
Etsy, Inc. ............... (98) (19,481) (16.9)
Exact Sciences Corp. ...... (315) (41,523) (36.1)
Expedia Group, Inc. ........ (302) (53,221) (46.2)
Exxon Mobil Corp. ......... (652) (37,320) (32.4)
Fidelity National Information
Services, Inc. .......... (743) (113,605) (98.7)
Fiserv, Inc. .............. (1,022) (122,763) (106.7)
Freeport-McMoRan, Inc. .... (2,179) (82,170) (71.4)
General Electric Co. ....... (2,504) (32,852) (28.5)
General Mills, Inc. ......... (1,487) (90,499) (78.6)
Global Payments, Inc. ...... (816) (175,138) (152.2)
Guidewire Software, Inc. .... (848) (89,472) (77.7)
Halliburton Co. ........... (12,397) (242,485) (210.7)
Hasbro, Inc. ............. (262) (26,056) (22.6)
Hilton Worldwide Holdings, Inc. (437) (56,242) (48.9)
Honeywell International, Inc. .. (502) (111,966) (97.3)
Horizon Therapeutics plc .... (232) (21,952) (19.1)
Hormel Foods Corp. ....... (7,223) (333,703) (289.9)
Howmet Aerospace, Inc. .... (2,689) (85,940) (74.7)
IAC/InterActiveCorp ........ (398) (100,881) (87.6)
IDEX Corp. ............. (133) (29,819) (25.9)
Illumina, Inc. ............ (68) (26,713) (23.2)
Incyte Corp. ............. (273) (23,309) (20.3)
Ingersoll Rand, Inc. ........ (4,846) (239,441) (208.0)
International Business Machines
Corp. ............... (556) (78,885) (68.5)
International Flavors &
Fragrances, Inc. ........ (1,603) (227,899) (198.0)
Intuitive Surgical, Inc. ...... (27) (23,355) (20.3)
IQVIA Holdings, Inc. ....... (546) (128,141) (111.3)
J M Smucker Co. (The) ..... (655) (85,798) (74.5)
Johnson & Johnson ........ (237) (38,567) (33.5)
Keurig Dr Pepper, Inc. ...... (3,826) (137,162) (119.2)
Kimberly-Clark Corp. ....... (248) (33,063) (28.7)
Kraft Heinz Co. (The) ....... (3,113) (128,536) (111.7)
L3Harris Technologies, Inc. ... (429) (89,760) (78.0)
Lamb Weston Holdings, Inc. .. (315) (25,358) (22.0)
Las Vegas Sands Corp. ..... (4,934) (302,257) (262.6)
Liberty Broadband Corp., Class
C .................. (642) (104,466) (90.8)
Liberty Media Corp-Liberty
Formula One, Class C .... (4,783) (224,514) (195.0)
Marathon Petroleum Corp. ... (416) (23,150) (20.1)
MarketAxess Holdings, Inc. .. (106) (51,777) (45.0)
Marsh & McLennan Cos., Inc. . (848) (115,074) (100.0)
Martin Marietta Materials, Inc. . (233) (82,277) (71.5)
McCormick & Co., Inc. (Non-
Voting) .............. (1,136) (102,649) (89.2)
Medtronic plc ............ (1,145) (149,903) (130.2)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Shares Value
% of Basket
Value
United States (continued)
Microchip Technology, Inc. ... (1,284) $ (192,972) (167.6) %
MSCI, Inc. .............. (49) (23,803) (20.7)
Netflix, Inc. .............. (98) (50,320) (43.7)
Neurocrine Biosciences, Inc. .. (228) (21,544) (18.7)
Newmont Corp. .......... (372) (23,217) (20.2)
NextEra Energy, Inc. ....... (2,482) (192,380) (167.1)
NiSource, Inc. ........... (2,890) (75,198) (65.3)
NortonLifeLock, Inc. ....... (3,766) (81,383) (70.7)
Nucor Corp. ............. (1,392) (114,506) (99.5)
NVIDIA Corp. ............ (100) (60,038) (52.2)
Okta, Inc. ............... (1,451) (391,335) (340.0)
ONEOK, Inc. ............ (921) (48,205) (41.9)
Oracle Corp. ............ (721) (54,645) (47.5)
Palo Alto Networks, Inc. ..... (71) (25,091) (21.8)
PayPal Holdings, Inc. ...... (90) (23,606) (20.5)
PerkinElmer, Inc. ......... (533) (69,093) (60.0)
PG&E Corp. ............. (8,841) (100,080) (86.9)
Pinnacle West Capital Corp. .. (973) (82,364) (71.6)
Plug Power, Inc. .......... (2,918) (83,192) (72.3)
Progressive Corp. (The) ..... (2,192) (220,822) (191.8)
Public Service Enterprise Group,
Inc. ................. (648) (40,928) (35.6)
Republic Services, Inc. ..... (945) (100,454) (87.3)
ResMed, Inc. ............ (223) (41,917) (36.4)
RingCentral, Inc., Class A .... (261) (83,246) (72.3)
Rollins, Inc. ............. (807) (30,085) (26.1)
Roper Technologies, Inc. .... (482) (215,184) (186.9)
S&P Global, Inc. .......... (173) (67,537) (58.7)
salesforce.com, Inc. ....... (944) (217,422) (188.9)
Sarepta Therapeutics, Inc. ... (587) (41,583) (36.1)
Schlumberger NV ......... (5,194) (140,498) (122.1)
Seagen, Inc. ............ (465) (66,848) (58.1)
SolarEdge Technologies, Inc. . (63) (16,603) (14.4)
Southwest Airlines Co. ...... (1,430) (89,775) (78.0)
Splunk, Inc. ............. (238) (30,088) (26.1)
Square, Inc., Class A ....... (290) (70,998) (61.7)
Steel Dynamics, Inc. ....... (1,881) (101,988) (88.6)
Sunrun, Inc. ............. (980) (48,020) (41.7)
TE Connectivity Ltd. ....... (1,812) (243,660) (211.7)
Shares Value
% of Basket
Value
United States (continued)
Teladoc Health, Inc. ........ (591) $ (101,859) (88.5) %
Teledyne Technologies, Inc. .. (106) (47,462) (41.2)
Teleflex, Inc. ............. (428) (180,821) (157.1)
Tenaris SA .............. (8,036) (86,170) (74.9)
Tesla, Inc. .............. (151) (107,125) (93.1)
Thermo Fisher Scientific, Inc. . (134) (63,011) (54.7)
T-Mobile US, Inc. ......... (166) (21,934) (19.1)
Trade Desk, Inc. (The), Class A (30) (21,879) (19.0)
TransUnion ............. (1,049) (109,715) (95.3)
Twilio, Inc., Class A ........ (168) (61,790) (53.7)
Twitter, Inc. ............. (455) (25,125) (21.8)
Tyler Technologies, Inc. ..... (48) (20,393) (17.7)
Uber Technologies, Inc. ..... (1,019) (55,811) (48.5)
United Rentals, Inc. ........ (48) (15,358) (13.3)
US Bancorp ............. (603) (35,788) (31.1)
Valero Energy Corp. ....... (312) (23,076) (20.0)
Verisk Analytics, Inc. ....... (775) (145,855) (126.7)
VF Corp. ............... (609) (53,385) (46.4)
Viatris, Inc. .............. (3,649) (48,532) (42.2)
Voya Financial, Inc. ........ (573) (38,861) (33.8)
Vulcan Materials Co. ....... (391) (69,692) (60.5)
Walmart, Inc. ............ (349) (48,829) (42.4)
Walt Disney Co. (The) ...... (970) (180,439) (156.8)
Waste Connections, Inc. ..... (699) (83,258) (72.3)
Waste Management, Inc. .... (1,552) (214,129) (186.0)
Wayfair, Inc., Class A ....... (68) (20,099) (17.5)
Wells Fargo & Co. ......... (2,667) (120,148) (104.4)
Wynn Resorts Ltd. ........ (705) (90,522) (78.6)
Xcel Energy, Inc. .......... (1,067) (76,077) (66.1)
Zendesk, Inc. ............ (849) (124,081) (107.8)
Zillow Group, Inc., Class C ... (854) (111,122) (96.5)
Zoetis, Inc. .............. (97) (16,784) (14.6)
Zoom Video Communications,
Inc., Class A ........... (241) (77,016) (66.9)
Zscaler, Inc. ............. (187) (35,089) (30.5)
(17,445,202)
Total Reference Entity — Short ............ (30,247,542)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 115,108
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
3 month LIBOR ....................................... London Interbank Offered Rate 0.18%
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.52)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
TWD Taiwan New Dollar
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
CMT Constant Maturity Treasury
CVA Certification Van Aandelon (Dutch Certificate)
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RBOB Reformulated Gasoline Blend Stock for Oxygen Blending
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
WTI West Texas Intermediate

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks ......................................... $ 431 $ — $ — $ 431
Foreign Government Obligations .............................. — 12,220,158 — 12,220,158
U.S. Treasury Obligations ................................... — 11,790,100 — 11,790,100
Short-Term Securities:
Money Market Funds ...................................... 20,753,329 — — 20,753,329
U.S. Treasury Obligations ................................... — 118,280,169 — 118,280,169
Options Purchased:
Interest rate contracts ...................................... — 375,968 — 375,968
$ 20,753,760 $ 142,666,395 $ — $ 163,420,155
Derivative Financial Instruments
(a)
Assets:
Commodity contracts ....................................... $ 343,491 $ — $ — $ 343,491
Credit contracts ........................................... — 351,958 — 351,958
Equity contracts ........................................... 614,704 1,540,313 — 2,155,017
Foreign currency exchange contracts ............................ — 4,235,701 — 4,235,701
Interest rate contracts ....................................... 1,583,323 — — 1,583,323
Liabilities:
Commodity contracts ....................................... (160,093) — — (160,093)
Equity contracts ........................................... (1,417,649) (177,439) — (1,595,088)
Foreign currency exchange contracts ............................ — (5,169,940) — (5,169,940)
Interest rate contracts ....................................... (1,567,723) — — (1,567,723)
$ (603,947) $ 780,593 $ — $ 176,646
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.